SEPTEMBER 30, 1999

                        STAGECOACH FUNDS-Registered Trademark-

Annual Report

EQUITY Funds


    Balanced Fund

    Diversified Equity Income Fund

    Equity Index Fund

    Equity Value Fund

    Growth Fund

    International Equity Fund

    Small Cap Fund

    Strategic Growth Fund

[GRAPHIC]

SEPTEMBER 30, 1999

EQUITY FUNDS

Equity Funds                                                   TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS...........................................1

    PERFORMANCE AT A GLANCE AND
    INVESTMENT ADVISOR COMMENTARY

        Balanced Fund................................................3

        Diversified Equity Income Fund...............................9

        Equity Index Fund...........................................14

        Equity Value Fund...........................................19

        Growth Fund.................................................24

        International Equity Fund...................................29

        Small Cap Fund..............................................35

        Strategic Growth Fund.......................................40

    PORTFOLIOS OF INVESTMENTS

        Balanced Fund...............................................45

        Diversified Equity Income Fund..............................53

        Equity Index Fund...........................................59

        Equity Value Fund...........................................81

        Growth Fund.................................................87

        International Equity Fund...................................94

        Small Cap Fund.............................................100

        Strategic Growth Fund......................................108

    STAGECOACH FUNDS

        Statement of Assets and Liabilities........................116

        Statement of Operations....................................118

        Statements of Changes in Net Assets........................120

        Financial Highlights.......................................126

        Notes to Financial Statements..............................155

    INDEPENDENT AUDITORS' REPORT...................................177

    NOTICE TO SHAREHOLDERS (UNAUDITED).............................178

    SHAREHOLDERS' MEETING AND PROXY RESULTS (UNAUDITED)............179

    LIST OF ABBREVIATIONS..........................................181

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                              Equity Funds
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  It's a pleasure to provide you with the annual report for the period ended September 30, 1999. The report includes information about your investment over the twelve-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  Several noteworthy events happened during the period, including the Dow Jones Industrial Average (DJIA) surpassing 10,000 points for the first time in its 104-year history in March, and the Federal Reserve Board (the "Fed") raising short-term interest rates twice between April 1, 1999, and September 30, 1999.
  Despite the two interest rate increases during the period, the nation's economy remained strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. We were also in the midst of a prolonged bull market, which made U.S. capital markets attractive to investors both at home and abroad. By the end of the period, however, stocks suffered a setback, hurt by worries over the Fed tightening and higher interest rates early in the period, and by a weaker dollar and rising commodity prices in September 1999. By late September, both the DJIA and the S&P 500 Index were off from their summer peaks. Investors can expect some potential volatility toward the end of the year due to Y2K concerns. While U.S. companies generally have been preparing for the Year 2000, the effects of the Year 2000 cannot be predicted.
  The interest rate increases were good news for the bond markets, which had discounted the Fed tightening in response to a strong economy before the rate increases. Although the DJIA reached record highs during the period, stocks have not outperformed bonds since the May-June period. The interest rate increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the

Equity Funds                                              LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

benchmark 30-year U.S. Treasury bond. The higher the bond yields move, the more likely investors will be to switch from stocks to the safety of bonds.
  As you read through this report and review the performance of the Funds within your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs. At the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. The next annual or semi-annual report you receive will reflect the Wells Fargo Funds.
  Thank you again for your continued investment with the Stagecoach Funds.

Sincerely,

[SIGNATURE]
Michael J. Hogan
Executive Vice President,
Mutual Fund Group
Wells Fargo Bank, N.A.

[SIGNATURE]
R. Greg Feltus
Chairman and President
Stagecoach Funds, Inc.

PERFORMANCE AT A GLANCE                                            Balanced Fund
------------------------------------------------------------------------

BALANCED FUND

AVERAGE ANNUAL RETURNS(%) (as of September 30, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                                                                     SINCE
                                                                   INCEPTION
                                         1-YEAR       5-YEAR       (7/2/90)
  CLASS A                                3.13%        10.28%        10.42%
  CLASS B                                2.54%         9.58%         9.69%
  INSTITUTIONAL CLASS                    3.30%        10.44%        10.50%

INCLUDING SALES CHARGES(2)
----------------------------------------------------------

                                                                      SINCE
                                                                    INCEPTION
                                         1-YEAR        5-YEAR       (7/2/90)
  CLASS A                                (2.83)%       8.98%          9.71%
  CLASS B                                (1.99)%       9.34%          9.69%
  INSTITUTIONAL CLASS                        N/A         N/A            N/A

GROWTH OF A $10,000 INVESTMENT(3)
                ----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             STAGECOACH    S&P 500 INDEX (4)  LEHMAN BROTHERS   STAGECOACH
           BALANCED FUND                        GOVERNMENT/    BALANCED FUND
           CLASS A SHARES                        CORPORATE     INSTITUTIONAL
                                              BOND INDEX (5)   CLASS SHARES
Inception          $9,425            $10,000          $10,000        $10,000
Jul-90             $9,463             $9,968          $10,124        $10,040
Aug-90             $9,105             $9,067           $9,977         $9,660
Sep-90             $8,954             $8,626          $10,060         $9,500
Oct-90             $8,954             $8,589          $10,193         $9,501
Nov-90             $9,346             $9,144          $10,415         $9,916
Dec-90             $9,561             $9,399          $10,572        $10,145
Jan-91             $9,785             $9,808          $10,691        $10,382
Feb-91            $10,163            $10,510          $10,783        $10,783
Mar-91            $10,338            $10,764          $10,857        $10,969
Apr-91            $10,318            $10,790          $10,982        $10,948
May-91            $10,534            $11,255          $11,032        $11,177
Jun-91            $10,249            $10,740          $11,020        $10,875
Jul-91            $10,557            $11,240          $11,158        $11,201
Aug-91            $10,795            $11,506          $11,415        $11,453
Sep-91            $10,815            $11,314          $11,653        $11,474
Oct-91            $10,925            $11,466          $11,757        $11,591
Nov-91            $10,584            $11,004          $11,874        $11,230
Dec-91            $11,333            $12,262          $12,275        $12,024
Jan-92            $11,384            $12,034          $12,093        $12,079
Feb-92            $11,548            $12,190          $12,157        $12,253
Mar-92            $11,414            $11,953          $12,090        $12,111
Apr-92            $11,632            $12,304          $12,163        $12,341
May-92            $11,601            $12,364          $12,399        $12,308
Jun-92            $11,509            $12,180          $12,580        $12,211
Jul-92            $11,833            $12,678          $12,902        $12,555
Aug-92            $11,613            $12,418          $13,017        $12,322
Sep-92            $11,791            $12,564          $13,195        $12,511
Oct-92            $11,813            $12,607          $12,993        $12,533
Nov-92            $12,108            $13,037          $12,981        $12,847
Dec-92            $12,329            $13,197          $13,205        $13,082
Jan-93            $12,687            $13,307          $13,493        $13,461
Feb-93            $12,893            $13,488          $13,773        $13,679
Mar-93            $13,229            $13,773          $13,820        $14,036
Apr-93            $13,131            $13,440          $13,926        $13,932
May-93            $13,371            $13,800          $13,919        $14,187
Jun-93            $13,579            $13,840          $14,235        $14,407
Jul-93            $13,689            $13,784          $14,327        $14,524
Aug-93            $14,152            $14,307          $14,656        $15,016
Sep-93            $14,130            $14,198          $14,707        $14,992
Oct-93            $14,319            $14,491          $14,768        $15,192
Nov-93            $14,241            $14,353          $14,601        $15,110
Dec-93            $14,637            $14,527          $14,665        $15,530
Jan-94            $15,082            $15,021          $14,885        $16,002
Feb-94            $14,865            $14,613          $14,560        $15,772
Mar-94            $14,306            $13,976          $14,204        $15,178
Apr-94            $14,257            $14,155          $14,086        $15,127
May-94            $14,318            $14,387          $14,059        $15,191
Jun-94            $14,148            $14,035          $14,027        $15,011
Jul-94            $14,417            $14,496          $14,307        $15,297
Aug-94            $14,724            $15,090          $14,313        $15,622
Sep-94            $14,455            $14,721          $14,148        $15,336
Oct-94            $14,405            $15,052          $14,133        $15,284
Nov-94            $14,046            $14,504          $14,107        $14,903
Dec-94            $14,080            $14,719          $14,201        $14,939
Jan-95            $14,028            $15,100          $14,473        $14,884
Feb-95            $14,461            $15,688          $14,809        $15,343
Mar-95            $14,670            $16,150          $14,908        $15,565
Apr-95            $14,869            $16,625          $15,115        $15,776
May-95            $15,306            $17,289          $15,749        $16,240
Jun-95            $15,400            $17,690          $15,875        $16,339
Jul-95            $15,694            $18,276          $15,813        $16,652
Aug-95            $15,761            $18,322          $16,015        $16,723
Sep-95            $15,990            $19,095          $16,179        $16,965
Oct-95            $15,855            $19,026          $16,416        $16,865
Nov-95            $16,368            $19,861          $16,687        $17,367
Dec-95            $16,562            $20,243          $16,933        $17,585
Jan-96            $16,781            $20,932          $17,038        $17,818
Feb-96            $16,767            $21,126          $16,676        $17,818
Mar-96            $17,041            $21,329          $16,536        $18,109
Apr-96            $17,234            $21,643          $16,422        $18,328
May-96            $17,495            $22,199          $16,394        $18,606
Jun-96            $17,496            $22,283          $16,614        $18,607
Jul-96            $16,970            $21,298          $16,652        $18,062
Aug-96            $17,205            $21,748          $16,611        $18,312
Sep-96            $17,757            $22,970          $16,906        $18,903
Oct-96            $18,392            $23,604          $17,300        $19,580
Nov-96            $19,306            $25,386          $17,618        $20,554
Dec-96            $19,201            $24,883          $17,423        $20,458
Jan-97            $19,566            $26,436          $17,444        $20,847
Feb-97            $19,740            $26,645          $17,480        $21,033
Mar-97            $19,203            $25,553          $17,272        $20,466
Apr-97            $19,635            $27,076          $17,525        $20,909
May-97            $20,515            $28,730          $17,688        $21,847
Jun-97            $20,933            $30,008          $17,900        $22,303
Jul-97            $22,222            $32,394          $18,448        $23,679
Aug-97            $21,610            $30,580          $18,241        $23,026
Sep-97            $22,252            $32,253          $18,527        $23,712
Oct-97            $21,652            $31,175          $18,824        $23,088
Nov-97            $22,155            $32,619          $18,923        $23,625
Dec-97            $22,587            $33,180          $19,122        $24,091
Jan-98            $22,660            $33,545          $19,392        $24,150
Feb-98            $23,705            $35,963          $19,353        $25,285
Mar-98            $24,482            $37,805          $19,413        $26,128
Apr-98            $24,334            $38,190          $19,510        $25,951
May-98            $24,187            $37,533          $19,719        $25,793
Jun-98            $24,251            $39,057          $19,920        $25,871
Jul-98            $23,601            $38,643          $19,936        $25,196
Aug-98            $21,746            $33,059          $20,325        $23,212
Sep-98            $22,858            $35,178          $20,906        $24,389
Oct-98            $23,493            $38,038          $20,758        $25,069
Nov-98            $24,147            $40,344          $20,882        $25,770
Dec-98            $24,713            $42,667          $20,934        $26,382
Jan-99            $24,859            $44,464          $21,083        $26,539
Feb-99            $24,190            $43,076          $20,581        $25,822
Mar-99            $24,666            $44,799          $20,684        $26,334
Apr-99            $25,845            $46,533          $20,736        $27,597
May-99            $25,277            $45,435          $20,522        $26,988
Jun-99            $25,813            $47,907          $20,459        $27,564
Jul-99            $25,030            $46,411          $20,401        $26,725
Aug-99            $24,162            $46,181          $20,385        $25,795
Sep-99            $23,574            $44,916          $20,568        $25,193

Balanced Fund                                            PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

BALANCED FUND

  The Stagecoach Balanced Fund (the "Fund") seeks to provide investors with both capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach. The Fund invests in equity securities and debt instruments. This flexibility provides portfolio managers with the ability to invest where opportunities may arise.
  Gregg Giboney manages the equity portion of the Fund, while Scott Smith manages the bond portion. Mr. Giboney has been in the securities industry for 12 years. He holds a BA from Washington State University and an MBA from the University of Portland. Mr. Giboney is a Chartered Financial Analyst and is a board member and past President of the Portland Society of Financial Analysts.
  Mr. Smith has more than 12 years of experience in the securities industry, specializing in intermediate, corporate and government bonds. Mr. Smith received a BA from the University of San Diego and is a Chartered Financial Analyst.

PERFORMANCE SUMMARY
  The Stagecoach Balanced Fund Class A shares posted a cumulative return of 3.13% for the one-year reporting period, excluding sales charges. Because the Fund invests in both stocks and bonds, the performance will typically fall between the S&P 500 Index(4) and the Lehman Brothers Government/Corporate Bond Index(5). During the reporting period, the Fund's performance was closer to the Lehman Brothers Government/Corporate Bond Index, which returned (1.62)% for the period, while the S&P 500 Index returned 27.81%.
  The Fund's Class A shares distributed $0.30 in dividend income over the one-year period and $1.29 in capital gains. Keep in mind that past performance is no guarantee of future returns.

PERFORMANCE AT A GLANCE                                            Balanced Fund
------------------------------------------------------------------------

PORTFOLIO REVIEW (as of September 30, 1999)
--------------------------------------------------

  NUMBER OF ISSUES                                    97
  PORTFOLIO TURNOVER RATIO                            72%
  WEIGHTED MEDIAN MARKET CAP -- EQUITY ONLY
  ($B)                                             $27.5

  The equity portion of the portfolio comprised approximately 57 percent of the Fund's total assets at the end of the 12-month period. The Fund's performance late in the period was driven by the underperformance of the healthcare and finance sectors. The Fund was overweighted in the finance sector at the beginning of the quarter, but exposure was trimmed midway through the quarter. While this move mitigated some of the weakness in the finance sector, individual stock holdings did not perform well within the sector. During the third quarter of 1999, the Federal Reserve Board (the "Fed") raised short-term interest rates, which hurt stocks in the utilities, deep cyclical and finance sectors. Growing investor uncertainty linked to possible further rate hikes hurt value stocks more than growth-style stocks. Finally, increasing concern over the impact of Y2K on stock performance throughout the remainder of the year and into early 2000 contributed to volatility in the markets as investors anticipate where they should be positioned for the turn of the century.
  Stocks in the communications, technology and energy sectors performed well during the period. Rising crude oil prices contributed to inflation concerns. Consumer spending also was high, helping the performance of technology and auto stocks. Earlier in the period, the Fund's performance was positively impacted by an emphasis on regional telephone companies within the utility sector; selective purchases of companies with greater economic sensitivity; and timely sales of stocks with high valuation and/or deteriorating fundamentals.

Balanced Fund                                            PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

TOP FIVE EQUITY INDUSTRY HOLDINGS(6) (as of September 30, 1999)
--------------------------------------------------

  FINANCE                                                29%
  COMMUNICATION                                          15%
  CAPITAL GOODS                                          13%
  ENERGY                                                 12%
  UTILITIES                                              10%

TOP TEN EQUITY HOLDINGS(7) (as of September 30, 1999)
--------------------------------------------------

  MOBIL CORPORATION                                    2.9%
  AT & T CORPORATION                                   2.2%
  CITIGROUP INCORPORATED                               2.2%
  CHASE MANHATTAN CORPORATION                          2.0%
  PROVIDIAN FINANCIAL CORPORATION                      1.8%
  COSTCO WHOLESALE COMPANY                             1.7%
  CANADIAN NATIONAL RAILWAY CORPORATION                1.6%
  ENRON CORPORATION                                    1.6%
  AMERITECH COMPANY                                    1.4%
  GTE CORPORATION                                      1.3%

  Y2K-related costs and other company-specific factors (slower revenue growth or higher costs) affecting investments in industries within the value universe have depressed returns. In the short term, investors may seek refuge in high quality, stable growth companies as a way to hedge the Y2K risks presented by the turn of the century. Also, those same fears could lead to increased stores of goods such as canned goods, batteries and other consumable items. This will boost fourth quarter earnings of selected consumer stocks, but any such boost would likely be short-lived.

STRATEGIC OUTLOOK
  Interest rate pressures are expected to persist due to ongoing signs of a strong economy. The primary impact of higher, short-term interest rates should be to slow corporate earnings growth, which may limit increases in the stock market. We will continue to weigh opportunities on a case by case basis, focusing on specific stocks we believe are poised for growth. We also believe that Asia's

PERFORMANCE AT A GLANCE                                            Balanced Fund
------------------------------------------------------------------------

improving financial condition bodes well for financial stocks, with certain stocks offering attractive values at current prices.

(1) Performance shown for the Class A shares of the Stagecoach Balanced Fund for periods prior to September 6, 1996 reflects performance of the Investor shares of the Pacifica Balanced Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Balanced Fund. Performance shown or advertised for the Class B and Institutional
    Class shares of the Stagecoach Balanced Fund for periods prior to September 6, 1996 reflects performance of the Investor shares of the predecessor portfolio, with expenses of the Investor shares adjusted to reflect Class B and Institutional Class sales charges and expenses, respectively.

    Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

    The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. There is no guarantee such reductions will continue.

(2) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the Class B share sales charge for the corresponding time period. There are no sales charges for the Institutional Class shares.

(3) The returns for Class B shares of the Fund will vary from the results shown due to different expenses and load structures.

  The accompanying chart compares the performance of the Stagecoach Balanced Fund Class A shares since inception of the predecessor portfolio with the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%. The Fund is a professionally managed mutual fund.

(4) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(5) The Lehman Brothers Government/Corporate Bond Index invests in U.S. Treasuries, agencies, publicly issued U.S. corporate and Yankee

Balanced Fund                                            PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

 debentures and secured notes that meet specified maturity, liquidity and quality requirements. You cannot invest directly in an index.

(6) The sector distribution chart is a breakdown of the Fund's investments based on the S&P Sectors. This chart does not reflect the Fund's industry breakdown. The breakdown of investments by industry is located in the Portfolio of Investments section of this Annual Report.

(7) The Top Ten Equity holdings is calculated based on the securities market value divided by total market value of the portfolio.

Diversified Equity Income Fund                           PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

DIVERSIFIED EQUITY INCOME FUND

AVERAGE ANNUAL RETURNS(%) (as of September 30, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                                                                    SINCE
                                                                  INCEPTION
                                        1-YEAR       5-YEAR       (11/18/92)
  CLASS A                               5.58%        13.73%         12.68%
  CLASS B                               4.89%        13.04%         12.00%

INCLUDING SALES CHARGES(2)
----------------------------------------------------------

                                                                     SINCE
                                                                   INCEPTION
                                        1-YEAR        5-YEAR       (11/18/92)
  CLASS A                               (0.49)%       12.40%         11.71%
  CLASS B                                 0.21%       12.79%         12.00%

GROWTH OF A $10,000 INVESTMENT(3)
                ----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           STAGECOACH DIVERSIFIED EQUITY INCOME FUND CLASS A SHARES  S&P 500 INDEX (4)
Inception                                                    $9,425            $10,000
Nov-92                                                       $9,510            $10,000
Dec-92                                                       $9,718            $10,123
Jan-93                                                       $9,822            $10,207
Feb-93                                                       $9,831            $10,346
Mar-93                                                      $10,079            $10,565
Apr-93                                                       $9,936            $10,309
May-93                                                      $10,221            $10,585
Jun-93                                                      $10,234            $10,616
Jul-93                                                      $10,282            $10,574
Aug-93                                                      $10,693            $10,975
Sep-93                                                      $10,606            $10,891
Oct-93                                                      $10,944            $11,116
Nov-93                                                      $10,741            $11,010
Dec-93                                                      $10,917            $11,143
Jan-94                                                      $11,271            $11,522
Feb-94                                                      $11,065            $11,209
Mar-94                                                      $10,568            $10,720
Apr-94                                                      $10,707            $10,858
May-94                                                      $10,905            $11,036
Jun-94                                                      $10,720            $10,766
Jul-94                                                      $11,060            $11,119
Aug-94                                                      $11,450            $11,575
Sep-94                                                      $11,243            $11,292
Oct-94                                                      $11,202            $11,546
Nov-94                                                      $10,799            $11,125
Dec-94                                                      $10,925            $11,290
Jan-95                                                      $10,997            $11,583
Feb-95                                                      $11,464            $12,034
Mar-95                                                      $11,803            $12,388
Apr-95                                                      $12,089            $12,753
May-95                                                      $12,406            $13,262
Jun-95                                                      $12,524            $13,569
Jul-95                                                      $12,823            $14,019
Aug-95                                                      $12,915            $14,054
Sep-95                                                      $13,381            $14,647
Oct-95                                                      $13,235            $14,595
Nov-95                                                      $13,930            $15,235
Dec-95                                                      $14,222            $15,528
Jan-96                                                      $14,541            $16,056
Feb-96                                                      $14,819            $16,205
Mar-96                                                      $15,096            $16,361
Apr-96                                                      $15,353            $16,602
May-96                                                      $15,610            $17,028
Jun-96                                                      $15,567            $17,093
Jul-96                                                      $14,736            $16,337
Aug-96                                                      $15,254            $16,682
Sep-96                                                      $15,978            $17,620
Oct-96                                                      $16,097            $18,106
Nov-96                                                      $17,182            $19,473
Dec-96                                                      $17,366            $19,087
Jan-97                                                      $17,354            $20,278
Feb-97                                                      $17,574            $20,439
Mar-97                                                      $16,817            $19,601
Apr-97                                                      $17,002            $20,769
May-97                                                      $18,438            $22,038
Jun-97                                                      $19,105            $23,018
Jul-97                                                      $20,420            $24,848
Aug-97                                                      $19,757            $23,457
Sep-97                                                      $20,631            $24,740
Oct-97                                                      $19,813            $23,914
Nov-97                                                      $20,350            $25,021
Dec-97                                                      $20,876            $25,451
Jan-98                                                      $20,766            $25,731
Feb-98                                                      $22,242            $27,586
Mar-98                                                      $23,232            $28,999
Apr-98                                                      $23,000            $29,295
May-98                                                      $22,583            $28,791
Jun-98                                                      $22,674            $29,960
Jul-98                                                      $21,433            $29,642
Aug-98                                                      $18,975            $25,359
Sep-98                                                      $20,263            $26,984
Oct-98                                                      $20,956            $29,178
Nov-98                                                      $21,623            $30,946
Dec-98                                                      $21,909            $32,729
Jan-99                                                      $21,594            $34,107
Feb-99                                                      $21,030            $33,043
Mar-99                                                      $21,703            $34,364
Apr-99                                                      $23,568            $35,694
May-99                                                      $23,582            $34,852
Jun-99                                                      $23,887            $36,748
Jul-99                                                      $22,957            $35,601
Aug-99                                                      $22,194            $35,424
Sep-99                                                      $21,395            $34,453

Diversified Equity Income Fund                           PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

DIVERSIFIED EQUITY INCOME FUND

  The Stagecoach Diversified Equity Income Fund (the "Fund") seeks to earn current income and a growing stream of income over time, consistent with the preservation of capital. The Fund invests in income-producing equity securities and debt instruments, including common stocks and preferred and convertible securities. Since the Fund offers a conservative approach to equity investing, at least 90% of the Fund's equity portfolio will be invested in large company stocks that are generally well-established in their industry and offer high dividend potential.
  Allen Wisniewski manages the Fund. Mr. Wisniewski has more than 13 years of experience in the securities industry, with a focus on equities. Mr. Wisniewski received his BA and MBA in Economics and Finance from the University of California at Los Angeles. He is a Chartered Financial Analyst and a member of the Los Angeles Society of Financial Analysts. Mr. Wisniewski brings disciplined investment expertise to equity investing.

PERFORMANCE SUMMARY
  The Stagecoach Diversified Equity Income Fund Class A Shares posted a cumulative return of 5.58% for the one-year reporting period, excluding sales charges. This was below the performance of the S&P 500 Index(4), which returned 27.81% for the same period.
  The Fund distributed $0.31 in dividend income for Class A shares over the one-year period and $1.64 in capital gains. Keep in mind that past performance is no guarantee of future returns.

PORTFOLIO REVIEW (as of September 30, 1999)
--------------------------------------------------

  NUMBER OF ISSUES                                    65
  PORTFOLIO TURNOVER RATIO                            33%
  WEIGHTED MEDIAN MARKET CAP -- EQUITY ONLY
  ($B)                                             $19.2

  The Fund is designed specifically to generate a growing stream of income over time through a diversified portfolio of equity and debt securities, with an emphasis

PERFORMANCE AT A GLANCE                           Diversified Equity Income Fund
------------------------------------------------------------------------

on income-producing equity securities. The market and the Fund experienced a strong first half of the year, but the third quarter of 1999 was quite challenging. While the second quarter witnessed a resurgence in value stocks, led by industrial companies, this change proved to be short lived, as value stocks significantly underperformed growth stocks during the third quarter. The Fund's emphasis on value stocks contributed to weaker relative performance during the quarter. The finance sector, which was the Fund's largest, and basic materials experienced significant weakness. Technology was the market leader, and while the Fund's holdings in Philips Electronics and Thomas & Betts performed well, this is a sector in which the Fund does not have much representation because of its low yield.
  Energy stocks were affected by falling gasoline prices during the fourth quarter of 1998. The situation improved during the first quarter of 1999 as gasoline prices, along with the share prices of the Fund's energy stocks, recovered. Despite these dramatic price swings, energy stocks provide attractive yields, which is one of the Fund's goals.

Diversified Equity Income Fund                           PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

TOP FIVE EQUITY INDUSTRY HOLDINGS(5) (as of September 30, 1999)
---------------------------------------------------------

  FINANCE                                                28%
  ENERGY                                                 13%
  UTILITIES                                              11%
  CAPITAL GOODS                                          11%
  COMMUNICATION                                          10%

TOP TEN EQUITY HOLDINGS(6) (as of September 30, 1999)
---------------------------------------------------------

  ALLTEL CORPORATION                                   3.5%
  IBM CORPORATION                                      3.3%
  GTE CORPORATION                                      3.2%
  HOUSEHOLD INTERNATIONAL INC.                         3.0%
  DUKE ENERGY CORPORATION                              3.0%
  KIMBERLY-CLARK CORPORATION                           2.6%
  AT & T CORPORATION                                   2.6%
  EASTMAN KODAK COMPANY                                2.5%
  CIGNA CORPORATION                                    2.4%
  PHILIPS ELECTRONICS                                  2.4%

STRATEGIC OUTLOOK
  The earnings outlook is quite positive going forward, even though there were a few holdings that experienced earnings disappointments during the quarter. The earnings picture is much improved from this time last year, and this should bode well for economically sensitive companies in the future, especially with a stronger global economy. The rise in interest rates this year was difficult for financial stocks; however, the bad news with respect to the Federal Reserve Board's tightenings was already priced into these stocks. Better relative performance is expected going forward. The Fund's emphasis on higher yielding stocks with good dividend growth, and low relative P/E ratios, offers the potential for attractive future returns with less risk relative to the market.

(1) Performance shown for the Class B shares of the Stagecoach Diversified Equity Income Fund for periods prior to January 1, 1995 reflects performance of the Class A shares of the Fund adjusted to reflect Class B sales charges and expenses.

PERFORMANCE AT A GLANCE                           Diversified Equity Income Fund
------------------------------------------------------------------------

    Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

    The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. There is no guarantee such reductions will continue.

(2) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the Class B share sales charge for the corresponding time period.

(3) The returns for Class B shares of the Diversified Equity Income Fund will vary from the results shown due to different expenses and load structures.

  The accompanying chart compares the performance of the Stagecoach Diversified Equity Income Fund Class A shares since inception of the predecessor portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in Class A reflects all operating expenses and assumes the maximum initial sales charge of 5.75%. The Fund is a professionally managed mutual fund.

(4) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(5) The sector distribution chart is a breakdown of the Fund's investments based on the S&P Sectors. This chart does not reflect the Fund's industry breakdown. The breakdown of investments by industry is located in the Portfolio of Investments section of this Annual Report.

(6) The Top Ten Equity holdings is calculated based on the securities market value divided by total market value of the portfolio.

PERFORMANCE AT A GLANCE                                        Equity Index Fund
------------------------------------------------------------------------

EQUITY INDEX FUND

AVERAGE ANNUAL RETURNS (%) (as of September 30, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                                          1-YEAR       5-YEAR       10-YEAR
  CLASS A                                 26.82%       23.84%       15.66%
  CLASS B                                 25.86%       23.09%       14.95%
  CLASS O                                 27.22%       24.07%       15.87%

INCLUDING SALES CHARGES(2)
----------------------------------------------------------

                                          1-YEAR       5-YEAR       10-YEAR
  CLASS A                                 19.53%       22.38%       14.98%
  CLASS B                                 20.86%       22.91%       14.95%
  CLASS O                                  N/A          N/A          N/A

GROWTH OF A $10,000 INVESTMENT(3)
                ----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          STAGECOACH EQUITY INDEX FUND CLASS A SHARES  S&P 500 INDEX (4)
Jan-84                                         $9,425            $10,000
Feb-84                                         $9,510             $9,648
Mar-84                                         $9,529             $9,815
Apr-84                                         $9,585             $9,908
May-84                                         $9,642             $9,360
Jun-84                                         $9,708             $9,563
Jul-84                                         $9,774             $9,444
Aug-84                                         $9,840            $10,488
Sep-84                                         $9,830            $10,490
Oct-84                                         $9,849            $10,531
Nov-84                                         $9,736            $10,413
Dec-84                                         $9,953            $10,687
Jan-85                                        $10,622            $11,520
Feb-85                                        $10,782            $11,661
Mar-85                                        $10,829            $11,668
Apr-85                                        $10,763            $11,657
May-85                                        $11,395            $12,331
Jun-85                                        $11,555            $12,524
Jul-85                                        $11,517            $12,506
Aug-85                                        $11,404            $12,399
Sep-85                                        $11,037            $12,011
Oct-85                                        $11,499            $12,566
Nov-85                                        $12,271            $13,428
Dec-85                                        $12,856            $14,078
Jan-86                                        $12,893            $14,156
Feb-86                                        $13,836            $15,214
Mar-86                                        $14,524            $16,063
Apr-86                                        $14,326            $15,882
May-86                                        $15,080            $16,727
Jun-86                                        $15,316            $17,010
Jul-86                                        $14,458            $16,059
Aug-86                                        $15,523            $17,249
Sep-86                                        $14,354            $15,823
Oct-86                                        $15,052            $16,736
11/28/86                                      $15,042            $17,143
12/31/86                                      $15,014            $16,705
1/30/87                                       $16,880            $18,955
2/27/87                                       $17,521            $19,704
3/31/87                                       $17,945            $20,272
4/30/87                                       $17,738            $20,092
5/29/87                                       $17,898            $20,266
6/30/87                                       $18,775            $21,290
7/31/87                                       $19,661            $22,368
8/31/87                                       $20,386            $23,203
9/30/87                                       $19,934            $22,694
10/30/87                                      $15,693            $17,807
11/30/87                                      $14,430            $16,339
12/31/87                                      $15,495            $17,582
1/29/88                                       $16,126            $18,322
2/29/88                                       $16,852            $19,176
3/31/88                                       $16,324            $18,583
4/29/88                                       $16,484            $18,789
5/31/88                                       $16,607            $18,952
6/30/88                                       $17,342            $19,821
7/29/88                                       $17,257            $19,746
8/31/88                                       $16,673            $19,076
9/30/88                                       $17,361            $19,889
10/31/88                                      $17,813            $20,442
11/30/88                                      $17,559            $20,151
12/30/88                                      $17,842            $20,503
1/31/89                                       $19,114            $22,004
2/28/89                                       $18,633            $21,456
3/31/89                                       $19,039            $21,956
4/28/89                                       $20,000            $23,096
5/31/89                                       $20,773            $24,031
6/30/89                                       $20,650            $23,894
7/31/89                                       $22,450            $26,052
8/31/89                                       $22,856            $26,561
9/29/89                                       $22,743            $26,453
10/31/89                                      $22,205            $25,839
11/30/89                                      $22,639            $26,366
12/31/89                                      $23,157            $26,999
1/31/90                                       $21,602            $25,186
2/28/90                                       $21,857            $25,511
3/31/90                                       $22,422            $26,187
4/30/90                                       $21,847            $25,533
5/31/90                                       $23,940            $28,023
6/30/90                                       $23,760            $27,834
7/31/90                                       $23,676            $27,745
8/31/90                                       $21,527            $25,237
9/30/90                                       $20,481            $24,008
10/31/90                                      $20,377            $23,906
11/30/90                                      $21,659            $25,451
12/31/90                                      $22,243            $26,161
1/31/91                                       $23,176            $27,300
2/28/91                                       $24,797            $29,252
3/31/91                                       $25,353            $29,961
4/30/91                                       $25,391            $30,032
5/31/91                                       $26,428            $31,327
6/30/91                                       $25,221            $29,892
7/31/91                                       $26,362            $31,286
8/31/91                                       $26,956            $32,027
9/30/91                                       $26,494            $31,491
10/31/91                                      $26,824            $31,914
11/30/91                                      $25,740            $30,628
12/31/91                                      $28,633            $34,131
1/31/92                                       $28,077            $33,495
2/29/92                                       $28,416            $33,929
3/31/92                                       $27,850            $33,269
4/30/92                                       $28,636            $34,246
5/31/92                                       $28,749            $34,414
6/30/92                                       $28,308            $33,902
7/31/92                                       $29,432            $35,287
8/31/92                                       $28,813            $34,564
9/30/92                                       $29,126            $34,970
10/31/92                                      $29,202            $35,091
11/30/92                                      $30,169            $36,286
12/31/92                                      $30,521            $36,731
1/31/93                                       $30,745            $37,038
2/28/93                                       $31,143            $37,543
3/31/93                                       $31,766            $38,335
4/30/93                                       $30,985            $37,409
5/31/93                                       $31,776            $38,409
6/30/93                                       $31,842            $38,522
7/31/93                                       $31,685            $38,367
8/31/93                                       $32,852            $39,823
9/30/93                                       $32,577            $39,517
10/31/93                                      $33,218            $40,335
11/30/93                                      $32,873            $39,951
12/31/93                                      $33,240            $40,434
1/31/94                                       $34,338            $41,808
2/28/94                                       $33,391            $40,674
3/31/94                                       $31,918            $38,900
4/30/94                                       $32,302            $39,399
5/31/94                                       $32,798            $40,045
6/30/94                                       $31,983            $39,064
7/31/94                                       $33,000            $40,347
8/31/94                                       $34,312            $42,001
9/30/94                                       $33,460            $40,974
10/31/94                                      $34,175            $41,895
11/30/94                                      $32,918            $40,369
12/31/94                                      $33,379            $40,968
1/31/95                                       $34,207            $42,029
2/28/95                                       $35,514            $43,666
3/31/95                                       $36,525            $44,952
4/28/95                                       $37,560            $46,275
5/31/95                                       $39,022            $48,121
6/30/95                                       $39,885            $49,238
7/31/95                                       $41,171            $50,870
8/31/95                                       $41,246            $50,997
9/29/95                                       $42,933            $53,148
10/31/95                                      $42,761            $52,958
11/30/95                                      $44,578            $55,281
12/29/95                                      $45,393            $56,345
1/31/96                                       $46,893            $58,261
2/29/96                                       $47,298            $58,803
3/31/96                                       $47,716            $59,368
4/30/96                                       $48,375            $60,240
5/31/96                                       $49,562            $61,788
6/30/96                                       $49,714            $62,023
7/31/96                                       $47,488            $59,282
8/31/96                                       $48,436            $60,533
9/30/96                                       $51,114            $63,935
10/31/96                                      $52,474            $65,699
11/30/96                                      $56,365            $70,659
12/31/96                                      $55,225            $69,260
1/31/97                                       $58,591            $73,582
2/28/97                                       $59,001            $74,164
3/31/97                                       $56,546            $71,123
4/30/97                                       $59,863            $75,362
5/31/97                                       $63,443            $79,966
6/30/97                                       $66,261            $83,525
7/31/97                                       $71,402            $90,165
8/31/97                                       $67,369            $85,116
9/30/97                                       $70,985            $89,772
10/31/97                                      $68,570            $86,773
11/30/97                                      $71,660            $90,791
12/31/97                                      $72,834            $92,352
1/31/98                                       $73,599            $93,368
2/28/98                                       $78,854           $100,100
3/31/98                                       $82,830           $105,225
4/30/98                                       $83,619           $106,299
5/31/98                                       $82,123           $104,470
6/30/98                                       $85,454           $108,712
7/31/98                                       $84,497           $107,559
8/31/98                                       $72,264            $92,017
9/30/98                                       $76,851            $97,915
10/31/98                                      $82,982           $105,876
11/30/98                                      $87,965           $112,292
12/31/98                                      $92,989           $118,760
1/31/99                                       $96,799           $123,760
2/28/99                                       $93,746           $119,899
3/31/99                                       $97,429           $124,694
4/30/99                                      $101,145           $129,520
5/29/99                                       $98,697           $126,463
6/30/99                                      $104,086           $133,343
7/31/99                                      $100,799           $129,180
8/31/99                                      $100,251           $128,541
9/30/99                                       $97,459           $125,017

PERFORMANCE AT A GLANCE                                        Equity Index Fund
------------------------------------------------------------------------

EQUITY INDEX FUND

  The Stagecoach Equity Index Fund (the "Fund") seeks to approximate, to the extent practicable, the total rate of return of substantially all common stocks comprising the Standard & Poor's 500 Composite Index (the S&P 500 Index). We invest in substantially all of the common stocks listed on the S&P 500 Index and attempt to achieve a 95 percent correlation between the performance of the S&P 500 Index and our investment results, before expenses.
  The Equity Index Fund is sub-advised by Barclays Global Fund Advisors, one of the largest providers of index products in the world.

PERFORMANCE SUMMARY
  The Stagecoach Equity Index Fund Class A posted a cumulative return of 26.82% for the 12-month reporting period, excluding sales charges. This is below the S&P 500 Index(4), which returned 27.81% for the same period. The Fund's Class A shares distributed $0.53 in dividend income over the 12-month period and $3.33 in capital gains.
  The broad stock indexes rebounded nicely from a brief setback in February, with the Dow Jones Industrial Average breaking the 10,000 level and other equity benchmarks hitting new highs during the period. The best-performing sectors within the S&P 500 Index were technology and consumer cyclicals, while utilities and healthcare were among the poorest performing sectors.

PORTFOLIO REVIEW (as of September 30, 1999)
--------------------------------------------------

  NUMBER OF ISSUES                                   506
  PORTFOLIO TURNOVER RATIO                             6%
  WEIGHTED MEDIAN MARKET CAP ($B)                   $7.5

  The Fund offers instant diversification across the most widely held industrial, transportation, financial and utilities stocks because it invests in many of the stocks held in the S&P 500 Index. Although value stocks made a brief comeback during the second quarter of 1999, large capitalization stocks held in the portfolio

Equity Index Fund                                        PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

continued to perform strongly during the 12-month period as investors flocked to the security of larger names and solid earnings growth. During the third quarter of 1999, the Federal Reserve Board (the "Fed") raised short-term interest rates, which also hurt stocks in the utilities, deep cyclical and finance sectors. Growing investor uncertainty linked to possible further rate hikes hurt value stocks more than growth-style stocks. Finally, increasing concern over the impact of Y2K on stock performance throughout the remainder of the year and into early 2000 contributed to volatility in the markets as investors anticipate where they should be positioned for the turn of the century.

TOP FIVE EQUITY INDUSTRY HOLDINGS(5) (as of September 30, 1999)
---------------------------------------------------------

  TECHNOLOGY                                             24%
  FINANCE                                                16%
  HEALTHCARE                                             11%
  CONSUMER CYCLICALS                                      8%
  TELECOMMUNICATIONS                                      8%
  CONSUMER NON-CYCLICALS                                  8%

TOP TEN EQUITY HOLDINGS(6) (as of September 30, 1999)
---------------------------------------------------------

  MICROSOFT CORPORATION                                4.3%
  GENERAL ELECTRIC COMPANY                             3.6%
  INTEL CORPORATION                                    2.3%
  CISCO SYSTEMS INCORPORATED                           2.0%
  IBM CORPORATION                                      2.0%
  WAL-MART STORES INCORPORATED                         2.0%
  LUCENT TECHNOLOGIES INCORPORATED                     1.8%
  EXXON CORPORATION                                    1.7%
  MERCK & COMPANY INCORPORATED                         1.4%
  CITIGROUP INCORPORATED                               1.4%

STRATEGIC OUTLOOK
  Interest rate pressures may persist due to ongoing signs of a strong economy. The primary impact of higher short-term rates should be to slow corporate earnings growth, which may limit increases in the stock market. Y2K-related costs and other company specific factors

PERFORMANCE AT A GLANCE                                        Equity Index Fund
------------------------------------------------------------------------

(slower revenue growth or higher costs) affecting investments in industries within the value universe have depressed returns. In the short term, investors may seek refuge in high quality stable growth names as a way to hedge the Y2K risks posed by the turn of the century. Also, those same fears could lead to increased storage of goods such as canned foods, batteries and other consumable items. This may boost fourth quarter earnings of selected consumer stocks, but any such boost would be short lived.
  As always, we will continue to weigh opportunities on a case by case basis, focusing on specific stocks we believe are poised for growth. We also believe that Asia's improving financial condition bodes well for financial stocks, with certain stocks offering attractive values at current prices.

(1) Performance shown for the Class A shares of the Stagecoach Equity Index Fund reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Equity Index Fund. Prior to January 1, 1992, performance shown or advertised for the Class A shares of the Stagecoach Equity Index Fund reflects performance of the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio of the Stagecoach Corporate Stock Fund. Performance shown for Class O shares of the Stagecoach Equity Index Fund for periods prior to February 1, 1999, reflects performance of the Class B shares adjusted to reflect Class O shares charges and expenses. Performance shown for the Class B shares of the Stagecoach Equity Index Fund for periods prior to February 17, 1998 reflects performance of the Class A shares of the Fund adjusted to reflect Class B sales charges and expenses.

    Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

    The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. There is no guarantee such reductions will continue.

(2) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the Class B share sales charge for the corresponding time period.

Equity Index Fund                                        PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

(3) The returns for Class B shares of the Fund will vary from the results shown due to different expenses and load structures.

  The accompanying chart compares the performance of the Stagecoach Equity Index Fund Class A shares since inception of the predecessor portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%. The Fund is a professionally managed mutual fund.

(4) "Standard & Poor's," "S&P," "S&P 500," Standard & Poor's 500 and 500 are trademarks of McGraw-Hill, Inc. and have been licensed. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. You cannot invest directly in an index.

(5) The sector distribution chart is a breakdown of the Fund's investments based on the S&P Sectors. This chart does not reflect the Fund's industry breakdown. The breakdown of investments by industry is located in the Portfolio of Investments section of this Annual Report.

(6) The Top Ten Equity holdings is calculated based on the securities market value divided by total market value of the portfolio.

Equity Value Fund                                        PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

EQUITY VALUE FUND

AVERAGE ANNUAL RETURNS (%) (as of September 30, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                                                                    SINCE
                                                                  INCEPTION
                                        1-YEAR       5-YEAR        (7/2/90)
  CLASS A                               4.34%        13.58%         12.60%
  CLASS B                               3.68%        12.89%         11.88%
  CLASS C                               3.69%        12.89%         11.87%
  INSTITUTIONAL CLASS                   4.51%        13.78%         12.71%

INCLUDING SALES CHARGES(2)
----------------------------------------------------------

                                                                     SINCE
                                                                   INCEPTION
                                        1-YEAR        5-YEAR        (7/2/90)
  CLASS A                               (1.66)%       12.25%         11.88%
  CLASS B                               (1.10)%       12.65%         11.88%
  CLASS C                                 2.73%       12.89%         11.87%
  INSTITUTIONAL CLASS                       N/A          N/A            N/A

GROWTH OF A $10,000 INVESTMENT(3)
                ----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               STAGECOACH       S&P 500 INDEX (4)      STAGECOACH
              EQUITY VALUE                            EQUITY VALUE
           FUND CLASS A SHARES                     FUND INSTITUTIONAL
                                                      CLASS SHARES
Inception               $9,425            $10,000             $10,000
Jul-90                  $9,378             $9,968              $9,950
Aug-90                  $8,360             $9,067              $8,870
Sep-90                  $7,992             $8,626              $8,480
Oct-90                  $7,908             $8,589              $8,390
Nov-90                  $8,477             $9,144              $8,994
Dec-90                  $8,771             $9,399              $9,306
Jan-91                  $9,030             $9,808              $9,581
Feb-91                  $9,604            $10,510             $10,190
Mar-91                  $9,882            $10,764             $10,485
Apr-91                  $9,776            $10,790             $10,373
May-91                 $10,084            $11,255             $10,699
Jun-91                  $9,603            $10,740             $10,188
Jul-91                 $10,018            $11,240             $10,630
Aug-91                 $10,260            $11,506             $10,886
Sep-91                 $10,154            $11,314             $10,773
Oct-91                 $10,222            $11,466             $10,845
Nov-91                  $9,600            $11,004             $10,186
Dec-91                 $10,595            $12,262             $11,241
Jan-92                 $10,744            $12,034             $11,400
Feb-92                 $10,944            $12,190             $11,611
Mar-92                 $10,804            $11,953             $11,463
Apr-92                 $11,064            $12,304             $11,739
May-92                 $10,934            $12,364             $11,601
Jun-92                 $10,724            $12,180             $11,379
Jul-92                 $11,046            $12,678             $11,720
Aug-92                 $10,674            $12,418             $11,325
Sep-92                 $10,846            $12,564             $11,507
Oct-92                 $10,977            $12,607             $11,647
Nov-92                 $11,452            $13,037             $12,151
Dec-92                 $11,712            $13,197             $12,426
Jan-93                 $12,149            $13,307             $12,890
Feb-93                 $12,347            $13,488             $13,100
Mar-93                 $12,826            $13,773             $13,609
Apr-93                 $12,617            $13,440             $13,387
May-93                 $13,035            $13,800             $13,831
Jun-93                 $13,192            $13,840             $13,997
Jul-93                 $13,339            $13,784             $14,153
Aug-93                 $13,959            $14,307             $14,811
Sep-93                 $13,907            $14,198             $14,755
Oct-93                 $14,139            $14,491             $15,002
Nov-93                 $14,097            $14,353             $14,957
Dec-93                 $14,735            $14,527             $15,634
Jan-94                 $15,368            $15,021             $16,305
Feb-94                 $15,213            $14,613             $16,141
Mar-94                 $14,550            $13,976             $15,438
Apr-94                 $14,610            $14,155             $15,501
May-94                 $14,754            $14,387             $15,654
Jun-94                 $14,449            $14,035             $15,330
Jul-94                 $14,762            $14,496             $15,662
Aug-94                 $15,231            $15,090             $16,160
Sep-94                 $14,948            $14,721             $15,860
Oct-94                 $14,864            $15,052             $15,771
Nov-94                 $14,332            $14,504             $15,206
Dec-94                 $14,483            $14,719             $15,367
Jan-95                 $14,328            $15,100             $15,202
Feb-95                 $14,884            $15,688             $15,792
Mar-95                 $15,272            $16,150             $16,204
Apr-95                 $15,689            $16,625             $16,646
May-95                 $16,170            $17,289             $17,157
Jun-95                 $16,275            $17,690             $17,268
Jul-95                 $16,942            $18,276             $17,976
Aug-95                 $17,007            $18,322             $18,045
Sep-95                 $17,427            $19,095             $18,490
Oct-95                 $17,046            $19,026             $18,100
Nov-95                 $17,795            $19,861             $18,908
Dec-95                 $17,976            $20,243             $19,112
Jan-96                 $18,306            $20,932             $19,476
Feb-96                 $18,539            $21,126             $19,724
Mar-96                 $19,033            $21,329             $20,264
Apr-96                 $19,418            $21,643             $20,689
May-96                 $19,707            $22,199             $21,011
Jun-96                 $19,543            $22,283             $20,836
Jul-96                 $18,673            $21,298             $19,895
Aug-96                 $19,129            $21,748             $20,380
Sep-96                 $19,969            $22,970             $21,280
Oct-96                 $20,947            $23,604             $22,339
Nov-96                 $22,619            $25,386             $24,122
Dec-96                 $22,711            $24,883             $24,213
Jan-97                 $23,589            $26,436             $25,166
Feb-97                 $23,956            $26,645             $25,540
Mar-97                 $23,090            $25,553             $24,627
Apr-97                 $23,762            $27,076             $25,344
May-97                 $25,603            $28,730             $27,306
Jun-97                 $26,598            $30,008             $28,380
Jul-97                 $28,747            $32,394             $30,673
Aug-97                 $27,705            $30,580             $29,578
Sep-97                 $28,790            $32,253             $30,732
Oct-97                 $27,295            $31,175             $29,137
Nov-97                 $28,163            $32,619             $30,063
Dec-97                 $28,917            $33,180             $30,862
Jan-98                 $28,755            $33,545             $30,708
Feb-98                 $30,969            $35,963             $33,072
Mar-98                 $32,736            $37,805             $34,967
Apr-98                 $32,381            $38,190             $34,593
May-98                 $31,863            $37,533             $34,043
Jun-98                 $31,715            $39,057             $33,887
Jul-98                 $29,974            $38,643             $32,030
Aug-98                 $25,744            $33,059             $27,512
Sep-98                 $27,080            $35,178             $28,942
Oct-98                 $28,803            $38,038             $30,787
Nov-98                 $30,027            $40,344             $32,097
Dec-98                 $30,856            $42,667             $32,986
Jan-99                 $30,488            $44,464             $32,595
Feb-99                 $29,405            $43,076             $31,440
Mar-99                 $29,832            $44,799             $31,899
Apr-99                 $32,205            $46,533             $34,433
May-99                 $31,395            $45,435             $33,587
Jun-99                 $32,596            $47,907             $34,860
Jul-99                 $31,250            $46,411             $33,441
Aug-99                 $29,449            $46,181             $31,514
Sep-99                 $28,255            $44,916             $30,247

Equity Value Fund                                        PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

EQUITY VALUE FUND

  The Stagecoach Equity Value Fund (the "Fund") seeks to provide investors with long-term capital appreciation. The Fund invests in common stocks, debt securities and foreign companies, implementing a value strategy that targets "out of favor" stocks. Our portfolio managers believe these companies are underpriced relative to market indicators, making them hidden opportunities for capital appreciation.
  Allen Wisniewski and Gregg Giboney manage the Fund. Mr. Wisniewski has more than 13 years of experience in the securities industry, with a focus on equities. Mr. Wisniewski received his BA and MBA in Economics and Finance from the University of California at Los Angeles. He is a Chartered Financial Analyst and a member of the Los Angeles Society of Financial Analysts. Mr. Giboney has been in the securities industry for 12 years. He holds a BA from Washington State University and an MBA from the University of Portland. Mr. Giboney is a Chartered Financial Analyst and is a board member and past President of the Portland Society of Financial Analysts. The Fund managers work together to bring disciplined investment expertise to equity investing.

PERFORMANCE SUMMARY
  The Stagecoach Equity Value Fund Class A Shares posted a cumulative return of 4.34% for the one-year reporting period, excluding sales charges. This is below the S&P 500 Index(4), a broad-based stock index used for comparison. The S&P 500 Index returned 27.81% for the same period.
  The performance of the Fund during the 12-month period was affected by extreme changes in market volatility and sentiment. There were times when the value strategy was favored and times when the market ignored the fundamental value of such stocks.
  The Fund distributed $0.14 in dividend income for Class A shares over the one-year period and $1.26 in capital gains. Keep in mind that past performance is no guarantee of future returns.

PERFORMANCE AT A GLANCE                                        Equity Value Fund
------------------------------------------------------------------------

PORTFOLIO REVIEW (as of September 30, 1999)
--------------------------------------------------

  NUMBER OF ISSUES                                    74
  PORTFOLIO TURNOVER RATIO                            72%
  WEIGHTED MEDIAN MARKET CAP ($B)                  $27.5

  The fourth quarter of 1998 was a time of weakness for value stocks. Significant global economic uncertainty was at the top of a lengthy list of problems worrying investors. During this time, investors had an extreme preference for safety, as indicated by large cash flows into very large liquid stocks, while ignoring many less expensive stocks with favorable fundamental characteristics. Similarly, investors have opted for safety in the middle to later part of 1999 as well. As opposed to 1998, when the market seemed worried about economic weakness, the market was very concerned during the period about too much economic growth, higher interest rates and potential Y2K problems. Again, fundamentals had been put aside. The strongest performance for value stocks came in the second quarter of 1999, when the global economic environment began improving and Y2K seemed far off as an investment issue.
  The 12-month period was difficult for most financial stocks. The extreme swings in economic optimism and pessimism made performance difficult for what is usually the largest sector of the Fund. Results were mixed for consumer and cyclical issues, with larger stocks generally outperforming smaller issues. Issues in communications and energy sectors posted some of the best performance among the Fund's holdings.

Equity Value Fund                                        PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

TOP FIVE EQUITY INDUSTRY HOLDINGS(5) (as of September 30, 1999)
---------------------------------------------------------

  FINANCE                                                28%
  CAPITAL GOODS                                          15%
  COMMUNICATION                                          14%
  ENERGY                                                 11%
  UTILITIES                                               9%

TOP TEN EQUITY HOLDINGS(6) (as of September 30, 1999)
---------------------------------------------------------

  IBM CORPORATION                                      4.0%
  MOBIL CORPORATION                                    3.1%
  AT & T CORPORATION                                   3.0%
  CITIGROUP INCORPORATED                               2.8%
  GTE CORPORATION                                      2.6%
  PROVIDIAN FINANCIAL CORPORATION                      2.6%
  CANADIAN NATIONAL RAILWAY COMPANY                    2.4%
  AMERITECH CORPORATION                                2.3%
  HONEYWELL INCORPORATED                               2.2%
  ENRON CORPORATION                                    2.1%

STRATEGIC OUTLOOK
  Looking ahead, the passing of December 31, 1999 should lead to an improved environment for a value strategy. From a value investment perspective, Y2K appears to have put a cloud over current economic growth and optimism, which usually favors a value strategy.
  For the Fund's strategy, benefits of moving past Y2K will more than offset any "post Y2K" adjustments experienced within the economy. The Fund's objectives continue to include seeking securities with compelling valuation, a near-term catalyst to move the stock price higher, and strong, effective management teams.

(1) Performance shown for the Class A shares of the Stagecoach Equity Value Fund for periods prior to September 6, 1996 reflects performance of the Investor shares of the Pacifica Equity Value Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Equity Value Fund. Performance shown or advertised for the Class B shares of the Stagecoach Equity Value Fund for periods prior to September 6, 1996 reflects performance of Investor shares of the predecessor portfolio, with

PERFORMANCE AT A GLANCE                                        Equity Value Fund
------------------------------------------------------------------------

 expenses of the Investor shares adjusted to reflect Class B sales charges and expenses. Performance shown or advertised for Class C shares of the Stagecoach Equity Value Fund for the periods prior to April 1, 1998 reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares of the Stagecoach Equity Value Fund for periods prior to September 6, 1996 reflects the performance of the Institutional Class shares of the predecessor portfolio.

    Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

    The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. There is no guarantee such reductions will continue.

(2) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the sales charge for the corresponding time period. There are no sales charges for the Institutional Class shares.

(3) The returns for Class B and Class C shares of the Fund will vary from the results shown due to different expenses and load structures.

  The accompanying chart compares the performance of the Stagecoach U.S. Government Income Fund Class A and Institutional shares since inception of the predecessor portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Class I shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%. The Fund is a professionally managed mutual fund.

(4) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(5) The sector distribution chart is a breakdown of the Fund's investments based on the S&P Sectors. This chart does not reflect the Fund's industry breakdown. The breakdown of investments by industry is located in the Portfolio of Investments section of this Annual Report.

(6) The Top Ten Equity holdings is calculated based on the securities market value divided by total market value of the portfolio.

Growth Fund                                              PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

GROWTH FUND

AVERAGE ANNUAL RETURNS (%) (as of September 30, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                                                                    SINCE
                                                                  INCEPTION
                                        1-YEAR       5-YEAR        (8/2/90)
  CLASS A                               29.54%       20.35%         16.30%
  CLASS B                               28.68%       19.62%         15.58%
  INSTITUTIONAL CLASS                   29.69%       20.38%         16.32%

INCLUDING SALES CHARGES(2)
----------------------------------------------------------

                                                                    SINCE
                                                                  INCEPTION
                                        1-YEAR       5-YEAR        (8/2/90)
  CLASS A                               22.09%       18.93%         15.55%
  CLASS B                               23.68%       19.42%         15.58%
  INSTITUTIONAL CLASS                    N/A          N/A           N/A

GROWTH OF A $10,000 INVESTMENT(3)
                ----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           STAGECOACH GROWTH FUND CLASS A SHARES  S&P 500 INDEX (4)  STAGECOACH GROWTH FUND INSTITUTIONAL CLASS SHARES
Inception                                 $9,425            $10,000                                            $10,000
Aug-90                                    $9,482             $9,096                                            $10,060
Sep-90                                    $9,500             $8,653                                            $10,080
Oct-90                                    $9,548             $8,617                                            $10,130
Nov-90                                    $9,585             $9,174                                            $10,170
Dec-90                                    $9,698             $9,429                                            $10,290
Jan-91                                   $10,066             $9,840                                            $10,680
Feb-91                                   $10,443            $10,543                                            $11,080
Mar-91                                   $10,565            $10,799                                            $11,210
Apr-91                                   $10,603            $10,824                                            $11,250
May-91                                   $11,037            $11,291                                            $11,710
Jun-91                                   $10,499            $10,774                                            $11,140
Jul-91                                   $11,037            $11,276                                            $11,710
Aug-91                                   $11,310            $11,543                                            $12,000
Sep-91                                   $11,197            $11,350                                            $11,880
Oct-91                                   $11,395            $11,503                                            $12,090
Nov-91                                   $10,905            $11,039                                            $11,570
Dec-91                                   $12,102            $12,302                                            $12,840
Jan-92                                   $12,045            $12,073                                            $12,780
Feb-92                                   $12,271            $12,229                                            $13,020
Mar-92                                   $12,030            $11,991                                            $12,764
Apr-92                                   $12,352            $12,343                                            $13,106
May-92                                   $12,514            $12,404                                            $13,277
Jun-92                                   $12,215            $12,219                                            $12,960
Jul-92                                   $12,796            $12,718                                            $13,577
Aug-92                                   $12,548            $12,458                                            $13,314
Sep-92                                   $12,735            $12,604                                            $13,512
Oct-92                                   $12,974            $12,648                                            $13,766
Nov-92                                   $13,463            $13,079                                            $14,284
Dec-92                                   $13,729            $13,239                                            $14,566
Jan-93                                   $14,075            $13,350                                            $14,934
Feb-93                                   $13,778            $13,532                                            $14,619
Mar-93                                   $14,051            $13,817                                            $14,909
Apr-93                                   $13,714            $13,483                                            $14,551
May-93                                   $14,032            $13,844                                            $14,888
Jun-93                                   $13,769            $13,885                                            $14,609
Jul-93                                   $13,670            $13,829                                            $14,504
Aug-93                                   $14,368            $14,353                                            $15,245
Sep-93                                   $14,364            $14,243                                            $15,241
Oct-93                                   $14,855            $14,538                                            $15,761
Nov-93                                   $14,505            $14,399                                            $15,389
Dec-93                                   $14,888            $14,573                                            $15,796
Jan-94                                   $15,463            $15,069                                            $16,407
Feb-94                                   $15,221            $14,660                                            $16,150
Mar-94                                   $14,350            $14,021                                            $15,225
Apr-94                                   $14,522            $14,201                                            $15,408
May-94                                   $14,512            $14,434                                            $15,397
Jun-94                                   $14,183            $14,080                                            $15,048
Jul-94                                   $14,620            $14,542                                            $15,512
Aug-94                                   $15,088            $15,138                                            $16,008
Sep-94                                   $14,898            $14,768                                            $15,807
Oct-94                                   $15,021            $15,100                                            $15,937
Nov-94                                   $14,562            $14,550                                            $15,450
Dec-94                                   $14,844            $14,766                                            $15,750
Jan-95                                   $14,918            $15,149                                            $15,828
Feb-95                                   $15,634            $15,738                                            $16,588
Mar-95                                   $15,967            $16,202                                            $16,941
Apr-95                                   $16,199            $16,679                                            $17,188
May-95                                   $16,949            $17,344                                            $17,983
Jun-95                                   $17,357            $17,747                                            $18,416
Jul-95                                   $17,866            $18,335                                            $18,956
Aug-95                                   $18,142            $18,381                                            $19,249
Sep-95                                   $18,765            $19,156                                            $19,909
Oct-95                                   $18,180            $19,088                                            $19,289
Nov-95                                   $18,903            $19,925                                            $20,056
Dec-95                                   $19,135            $20,309                                            $20,302
Jan-96                                   $19,556            $20,999                                            $20,749
Feb-96                                   $20,310            $21,194                                            $21,549
Mar-96                                   $20,355            $21,398                                            $21,597
Apr-96                                   $21,076            $21,712                                            $22,362
May-96                                   $21,631            $22,270                                            $22,951
Jun-96                                   $21,161            $22,355                                            $22,452
Jul-96                                   $19,850            $21,367                                            $21,061
Aug-96                                   $20,466            $21,818                                            $21,714
Sep-96                                   $21,517            $23,044                                            $22,790
Oct-96                                   $22,202            $23,680                                            $23,517
Nov-96                                   $23,656            $25,468                                            $25,057
Dec-96                                   $23,291            $24,964                                            $24,664
Jan-97                                   $24,752            $26,521                                            $26,211
Feb-97                                   $24,064            $26,731                                            $25,492
Mar-97                                   $23,208            $25,635                                            $24,594
Apr-97                                   $24,223            $27,163                                            $25,675
May-97                                   $25,819            $28,822                                            $27,379
Jun-97                                   $26,406            $30,105                                            $27,994
Jul-97                                   $28,670            $32,498                                            $30,402
Aug-97                                   $26,963            $30,678                                            $28,596
Sep-97                                   $28,058            $32,356                                            $29,755
Oct-97                                   $27,161            $31,276                                            $28,813
Nov-97                                   $27,585            $32,724                                            $29,273
Dec-97                                   $27,728            $33,287                                            $29,427
Jan-98                                   $28,223            $33,653                                            $29,938
Feb-98                                   $29,833            $36,079                                            $31,651
Mar-98                                   $31,250            $37,926                                            $33,169
Apr-98                                   $31,477            $38,313                                            $33,399
May-98                                   $30,982            $37,654                                            $32,875
Jun-98                                   $32,516            $39,183                                            $34,506
Jul-98                                   $32,304            $38,768                                            $34,288
Aug-98                                   $27,715            $33,166                                            $29,418
Sep-98                                   $29,037            $35,292                                            $30,815
Oct-98                                   $31,461            $38,161                                            $33,395
Nov-98                                   $33,560            $40,474                                            $35,628
Dec-98                                   $35,831            $42,805                                            $38,031
Jan-99                                   $37,180            $44,607                                            $39,477
Feb-99                                   $35,946            $43,215                                            $38,166
Mar-99                                   $37,714            $44,944                                            $40,061
Apr-99                                   $38,817            $46,683                                            $41,238
May-99                                   $37,566            $45,581                                            $39,911
Jun-99                                   $39,788            $48,061                                            $42,261
Jul-99                                   $38,652            $46,561                                            $41,068
Aug-99                                   $38,701            $46,330                                            $41,113
Sep-99                                   $37,615            $45,060                                            $39,964

PERFORMANCE AT A GLANCE                                              Growth Fund
------------------------------------------------------------------------

GROWTH FUND

  The Stagecoach Growth Fund (the "Fund") seeks to earn current income and achieve long-term capital appreciation by investing primarily in common stocks and preferred stocks, and debt securities that are convertible into common stocks. The Fund maintains a large company emphasis. These companies represent some of America's best-known firms with long histories of increasing earnings.
  Kelli Hill manages the Stagecoach Growth Fund. Ms. Hill has 15 years of experience in the securities industry. Prior to joining Wells Fargo in 1987, Ms. Hill was an institutional equity trader for E.F. Hutton. Ms. Hill holds a BA from the University of Southern California and is a Chartered Financial Analyst Level II candidate.

PERFORMANCE SUMMARY
  The Stagecoach Growth Fund Class A shares posted a cumulative return of 29.54% for the one-year reporting period, excluding sales charges. This is above the S&P 500 Index(4), which returned 27.81% for the same period. The Fund distributed $0.01 in dividend income for Class A shares over the one-year period and $3.28 in capital gains.
  The Fund finished the one-year period ended September 30, 1999 strongly. With the exception of the second quarter of 1999, the market had narrow leadership throughout the period. Technology has been the clear leader over the period, followed by communications services, capital goods and consumer cyclicals. Laggards during the period included utilities, healthcare and transportation. Stock selection during the period was responsible for virtually all of the Fund's outperformance.

PORTFOLIO REVIEW (as of September 30, 1999)
--------------------------------------------------

  NUMBER OF ISSUES                                    96
  PORTFOLIO TURNOVER RATIO                            38%
  WEIGHTED MEDIAN MARKET CAP ($B)                  $85.8

Growth Fund                                              PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

  A global recovery over the past 12 months has had a major impact on the debt and equity markets. As a result, cyclicals and capital goods have been the market leaders, and the Fund has been positioned to benefit from this trend.

TOP FIVE EQUITY INDUSTRY HOLDINGS(5) (as of September 30, 1999)
---------------------------------------------------------

  TECHNOLOGY                                             24%
  FINANCE                                                14%
  CAPITAL GOODS                                          11%
  CONSUMER STAPLES                                       11%
  HEALTHCARE                                             10%

TOP TEN EQUITY HOLDINGS(6) (as of September 30, 1999)
---------------------------------------------------------

  MICROSOFT CORPORATION                                4.5%
  GENERAL ELECTRIC COMPANY                             3.5%
  AMERICAN INTERNATIONAL GROUP INCORPORATED            3.0%
  INTEL CORPORATION                                    2.8%
  CISCO SYSTEMS INCORPORATED                           2.4%
  ALLIED SIGNAL INCORPORATED                           2.3%
  IBM CORPORATION                                      2.3%
  TYCO INTERNATIONAL LIMITED                           2.2%
  SBC COMMUNICATIONS INCORPORATED                      2.1%
  LUCENT TECHNOLOGIES INCORPORATED                     2.0%

  In leading sectors, owning the right stocks has been the key to the Fund's outperformance during the period. In technology, large holdings such as Texas Instruments, Nortel Networks and Cisco Systems contributed to the Fund's performance. In the capital goods sector, Allied Signal, Tyco and Danaher were the largest contributors. During the period, the Fund went from underweight positions in energy and capital goods to overweight positions, and from an overweight position in healthcare to an underweight position. The Fund's underweight position in healthcare, which was one of the weaker performing sectors during the period, positively contributed to the Fund's performance.

PERFORMANCE AT A GLANCE                                              Growth Fund
------------------------------------------------------------------------

STRATEGIC OUTLOOK
  The current market environment is reminiscent of last year as the growth style was down in the third quarter, and then finished with a strong rally through year-end. As we position the style into the fourth quarter, we plan to take advantage of market fundamentals by stressing stock selection. As always, we will continue to focus on the companies with accelerated earnings that we believe to be consistent and stable.

(1) Performance shown for the Class A shares of the Stagecoach Growth Fund for periods prior to January 1, 1992, reflects performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Stagecoach Growth Fund. Performance shown or advertised for the Class B shares of the Stagecoach Growth Fund for the periods from January 1, 1992 to January 1, 1995 reflects performance of the Class A shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown or advertised for the Class B shares of the Stagecoach Growth Fund for periods prior to January 1, 1992, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown or advertised for Institutional Class shares of the Stagecoach Growth Fund for the period prior to September 6, 1996 reflects performance of the Class A shares (as described above) adjusted for Institutional Class share expenses.

    Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

    The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. There is no guarantee such reductions will continue.

(2) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the Class B share sales charge for the corresponding time period. There are no sales charges for the Institutional Class shares.

(3) The returns for Class B shares of the Fund will vary from the results shown due to different expenses and load structures.

    The accompanying chart compares the performance of the Stagecoach Growth Fund Class A and Institutional shares since inception of the predecessor portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in Class A

Growth Fund                                              PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

 and Class I shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%. The Fund is a professionally managed mutual fund.

(4) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(5) The sector distribution chart is a breakdown of the Fund's investments based on the S&P Sectors. This chart does not reflect the Fund's industry breakdown. The breakdown of investments by industry is located in the Portfolio of Investments section of this Annual Report.

(6) The Top Ten Equity holdings is calculated based on the securities market value divided by total market value of the portfolio.

International Equity Fund                                PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

AVERAGE ANNUAL RETURNS (%) (as of September 30, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                                                                   SINCE
                                                                 INCEPTION
                                                   1-YEAR        (9/24/97)
  CLASS A                                           35.68%         12.59%
  CLASS B                                           34.84%         11.88%
  CLASS C                                           34.84%         11.88%

INCLUDING SALES CHARGES(2)
----------------------------------------------------------

                                                                   SINCE
                                                                 INCEPTION
                                                   1-YEAR        (9/24/97)
  CLASS A                                           27.90%          9.34%
  CLASS B                                           29.84%         10.54%
  CLASS C                                           33.84%         11.88%

GROWTH OF A $10,000 INVESTMENT(3)
                ----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           STAGECOACH INTERNATIONAL EQUITY FUND CLASS A SHARES  MSCI EAFE INDEX (4)
Inception                                               $9,425              $10,000
9/30/97                                                 $9,510              $10,140
10/31/97                                                $8,954               $9,360
11/30/97                                                $9,029               $9,265
12/31/97                                                $9,116               $9,345
1/31/98                                                 $9,323               $9,772
2/28/98                                                 $9,955              $10,400
3/31/98                                                $10,416              $10,720
4/30/98                                                $10,605              $10,807
5/31/98                                                $10,596              $10,757
6/30/98                                                $10,746              $10,841
7/31/98                                                $10,869              $10,954
8/31/98                                                 $9,134               $9,599
9/30/98                                                 $8,823               $9,307
10/31/98                                                $9,606              $10,280
11/30/98                                               $10,162              $10,809
12/31/98                                               $10,577              $11,238
1/31/99                                                $10,756              $11,208
2/28/99                                                $10,567              $10,943
3/31/99                                                $10,897              $11,403
4/30/99                                                $11,312              $11,867
5/29/99                                                $10,926              $11,258
6/30/99                                                $11,548              $11,700
7/31/99                                                $11,906              $12,051
8/31/99                                                $11,802              $12,098
9/30/99                                                $11,972              $12,222

International Equity Fund                                PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

  The Stagecoach International Equity Fund (the "Fund") seeks to earn total return, with an emphasis on capital appreciation, over the long-term by investing in equity securities of non-U.S. companies. Stock selection for the Fund is driven by company fundamentals, not country allocation. Target companies generally have a history of effective management, prudent financial and accounting policies, and an ability to capitalize on a changing business environment.
  Katherine Schapiro, CFA, and Stacey Ho, CFA, manage the International Equity Fund. Ms. Schapiro has 18 years of investment experience, with extensive international investment expertise. Ms. Schapiro is a graduate of Stanford University, a Chartered Financial Analyst, and President of the Security Analysts of San Francisco.
  Ms. Ho has 10 years of experience in the investment industry and has dedicated her investment management career to international money management. She received a BS degree from San Diego State University, an MS from Stanford University, and an MBA from the University of California in Los Angeles. Ms. Ho is also a Chartered Financial Analyst.

PERFORMANCE SUMMARY
  The Stagecoach International Equity Fund Class A shares posted a 35.68% cumulative return for the 12-month reporting period that ended September 30, 1999, excluding sales charges. This is above the benchmark for the Fund, the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index")(4), which returned 30.95% for the same period, and the Lipper International Fund Index(5), which returned 29.80% over this time frame.
  Several factors contributed to the Fund's performance during the period. The first was the explosive growth in telecommunications equipment and wireless services where many European companies are product leaders. Major holdings in the Fund such as Ericsson (Sweden), Nokia (Finland) and Vodaphone (Great Britain), were

PERFORMANCE AT A GLANCE                                International Equity Fund
------------------------------------------------------------------------

all beneficiaries of this trend. Another important development was the strong turn in the global electronics cycle, boosting the returns for companies such as ST Microelectronics (Netherlands), Phillips Electronics (Netherlands) and ARM Holdings (Great Britain). Stock selection was a positive attribute in the Fund's Latin American holdings, led by Telefonos de Mexico and Aracruz of Brazil, despite Brazil's currency devaluation in January of 1999.
  The most dramatic change since September 30, 1998, was the turnaround in the Asian markets. During the period, the Fund's investments in Japanese companies were more than doubled to nearly 20% of the Fund's assets, and the Fund's holdings in other Asian countries were increased from last year. Gains from several of the Fund's key holdings in the Asian region contributed significantly to the Fund's relative performance including Sony, Seven-Eleven Japan, Takefuji and Secom (Japan), as well as DBS Group in Singapore.

PORTFOLIO REVIEW (as of September 30, 1999)
--------------------------------------------------

  NUMBER OF ISSUES                                    69
  PORTFOLIO TURNOVER                                  41%
  WEIGHTED MEDIAN MARKET CAP ($B)                  $22.5

  The beneficial change in the international investment environment was a combination of lower interest rates in the U.S. and Europe, stabilization of the global currency crisis and the return of investor confidence in global financial markets. The Fund was well positioned to weather the financial storms of late 1997 and 1998 with a heavier emphasis on European companies and avoiding the most troubled areas of the world. In the first months of 1999, profits among the European holdings were recognized, seeing that European equities were sporting excessive valuations despite slowing growth forecasts. In contrast, the crisis appeared over for several Asian countries and the reasons to minimize investments in the region had diminished. Initial investments in Korea and Taiwan, and increased holdings in Singapore and Japan, reflected confidence in Asia's recovery story.

International Equity Fund                                PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

  Outside of telecommunications and electronics, the Fund has benefited from other trends in the global markets. The Internet, with its communications, service and cost-savings capabilities, is just beginning to take hold outside of the U.S. The Fund has investments in companies such as Softbank (Japan), Fujitsu (Japan), and Singapore Press (Singapore), to take advantage of this explosive industry. Financial services also is a growth industry around the world, and the Fund's positions in AXA (France), Deutsche Bank (Germany), San Paolo-IMI (Italy), Amvescap (Great Britain) and BSCH (Spain), are some of the investments in this sector. Finally, several of the Fund's stocks have been involved in merger and acquisition activity such as Total Petrofina (France), Select Appointments (U.K.) and Veba (Germany).

TOP HOLDINGS BY COUNTRY (as of September 30, 1999)
---------------------------------------------------------

  JAPAN                                                  20%
  GREAT BRITAIN                                          16%
  FRANCE                                                 13%
  NETHERLANDS                                             7%
  GERMANY                                                 5%

TOP TEN EQUITY HOLDINGS(6) (as of September 30, 1999)
---------------------------------------------------------

  ST MICROELECTRONICS                                  3.2%
  SEVEN ELEVEN JAPAN COMPANY LIMITED                   2.5%
  VODAFONE GROUP PLC ADR                               2.5%
  SONY CORPORATION                                     2.4%
  TAKEFUJI CORP                                        2.3%
  SELECT APPOINTMENTS HOLDINGS PLC                     2.3%
  SECOM COMPANY LIMITED                                2.3%
  DBS BANK LIMITED                                     2.2%
  DEUTSCHE BANK AG -- REG                              2.2%
  ARM HOLDINGS PLC ADR                                 2.1%

PERFORMANCE AT A GLANCE                                International Equity Fund
------------------------------------------------------------------------

STRATEGIC OUTLOOK
  The stage is set for improving global growth through the remainder of 1999 and into 2000. Japan is an important factor in the global picture over the next 12 to 18 months. Most economists and strategists see brighter prospects ahead, although sustained strength in the currency could derail the fragile recovery just beginning. Nevertheless, the restructuring of Japanese corporations for profitability, and deregulation of industries for more open competition, should provide a floor for the market even if growth prospects fade in the near term.
  In Europe, mergers and acquisitions activity will remain a dominant force. Consolidation is expected across a variety of industries including energy, utilities, banks and retailers, as well as telecommunications and multimedia providers. The long-term implications are positive for improving productivity, returns on equity and corporate profitability. As always, we will maintain our disciplined investment strategy and continually assess the risks and rewards of the Fund's investments.

(1) Performance shown for the Class C shares of the Stagecoach International Equity Fund for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses.

    Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

    An investment in the Stagecoach International Equity Fund presents certain additional risks that may not be present in a mutual fund that invests largely in domestic stocks. For example, investments in foreign and emerging markets present special risks including: currency fluctuation, the potential for diplomatic and political instability and liquidity risks, foreign taxation and differences in auditing and other financial standards.

    The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. There is no guarantee such reductions will continue.

(2) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum sales charge for Class B shares is 5.00%. The

International Equity Fund                                PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

 maximum sales charge for Class C shares is 1.00%. Class B and Class C share performance with sales charge assumes the sales charge for the corresponding time period.

(3) The returns for Class B shares of the Fund will vary from the results shown due to different expenses and load structures.

  The accompanying chart compares the performance of the Stagecoach International Equity Fund Class A shares since inception of the predecessor portfolio with the Morgan-Stanley Capital Investment-Europe, Australasia and Far East Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%. The Fund is a professionally managed mutual fund.

(4) The Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index comprised of common stocks sold on stock exchanges and over-the-counter markets within the listed regions. The Index presented here is not available directly for investment.

(5) The Lipper International Fund Index is comprised of funds that invest their assets in securities with primary trading markets outside of the United States. You cannot invest directly in an index.

(6) The Top Ten Equity holdings is calculated based on the securities market value divided by total market value of the portfolio.

PERFORMANCE AT A GLANCE                                           Small Cap Fund
------------------------------------------------------------------------

SMALL CAP FUND

AVERAGE ANNUAL RETURNS (as of September 30, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                                                                    SINCE
                                                                  INCEPTION
                                        1-YEAR       3-YEAR       (11/1/94)
  CLASS A                               58.81%       11.23%         25.16%
  CLASS B                               57.66%       10.48%         24.37%
  CLASS C                               57.69%       10.47%         24.36%
  INSTITUTIONAL CLASS                   59.98%       11.84%         26.21%

INCLUDING SALES CHARGES(2)
----------------------------------------------------------

                                                                    SINCE
                                                                  INCEPTION
                                        1-YEAR       3-YEAR       (11/1/94)
  CLASS A                               49.67%        9.05%         23.67%
  CLASS B                               52.66%        9.66%         24.19%
  CLASS C                               56.69%       10.47%         24.36%
  INSTITUTIONAL CLASS                    N/A          N/A           N/A

GROWTH OF A $10,000 INVESTMENT(3)
                ----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           STAGECOACH SMALL     RUSSELL      STAGECOACH SMALL
               CAP FUND      2000 INDEX (4)      CAP FUND
            CLASS A SHARES                    INSTITUTIONAL
                                               CLASS SHARES
Inception            $9,425         $10,000           $10,000
Nov-94               $9,548          $9,596           $10,120
Dec-94               $9,943          $9,853           $10,560
Jan-95               $9,972          $9,729           $10,590
Feb-95              $10,518         $10,134           $11,170
Mar-95              $11,074         $10,307           $11,770
Apr-95              $11,385         $10,536           $12,100
May-95              $11,630         $10,717           $12,370
Jun-95              $12,856         $11,273           $13,670
Jul-95              $14,260         $11,923           $15,170
Aug-95              $14,288         $12,169           $15,200
Sep-95              $15,174         $12,387           $16,150
Oct-95              $14,703         $11,834           $15,650
Nov-95              $16,098         $12,331           $17,150
Dec-95              $16,814         $12,656           $17,910
Jan-96              $17,144         $12,642           $18,260
Feb-96              $18,134         $13,037           $19,320
Mar-96              $18,963         $13,303           $20,210
Apr-96              $21,489         $14,014           $22,910
May-96              $23,148         $14,566           $24,680
Jun-96              $21,404         $13,968           $22,830
Jul-96              $18,266         $12,748           $19,490
Aug-96              $20,217         $13,489           $21,580
Sep-96              $21,105         $14,016           $22,450
Oct-96              $19,685         $13,801           $20,930
Nov-96              $20,146         $14,369           $21,430
Dec-96              $20,776         $14,746           $22,110
Jan-97              $21,086         $15,041           $22,440
Feb-97              $19,187         $14,675           $20,430
Mar-97              $17,843         $13,982           $19,010
Apr-97              $16,884         $14,022           $18,000
May-97              $20,579         $15,582           $21,940
Jun-97              $22,252         $16,251           $23,730
Jul-97              $23,136         $17,006           $24,690
Aug-97              $23,869         $17,396           $25,470
Sep-97              $26,445         $18,669           $28,230
Oct-97              $24,546         $17,850           $26,210
Nov-97              $23,662         $17,733           $25,280
Dec-97              $23,081         $18,044           $24,668
Jan-98              $22,702         $17,759           $24,275
Feb-98              $24,228         $19,071           $25,921
Mar-98              $26,235         $19,857           $28,078
Apr-98              $26,163         $19,966           $28,013
May-98              $24,094         $18,890           $25,812
Jun-98              $24,832         $18,930           $26,618
Jul-98              $22,599         $17,396           $24,243
Aug-98              $16,937         $14,018           $18,174
Sep-98              $18,288         $15,116           $19,634
Oct-98              $18,288         $15,732           $19,645
Nov-98              $19,671         $16,557           $21,138
Dec-98              $21,702         $17,581           $23,339
Jan-99              $22,865         $17,815           $24,588
Feb-99              $20,418         $16,372           $21,973
Mar-99              $22,134         $16,628           $23,834
Apr-99              $24,216         $18,117           $26,084
May-99              $24,803         $18,382           $26,732
Jun-99              $27,360         $19,213           $29,501
Jul-99              $27,693         $18,686           $29,890
Aug-99              $27,382         $17,995           $29,548
Sep-99              $29,043         $17,999           $31,410

Small Cap Fund                                           PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

SMALL CAP FUND

  The Stagecoach Small Cap Fund (the "Fund") seeks above-average, long-term capital appreciation in order to provide investors with a rate of total return exceeding that of the Russell 2000 Index, before fees and expenses over a time horizon of three to five years. The Fund invests in growth-oriented common stocks with market capitalizations that fall within the range of the Russell 2000 Index at the time of acquisition. Due to its relatively small size, the Fund's investments may offer substantial growth potential, but they also entail greater risk than larger, more established companies.
  Tom Zeifang manages the Small Cap Fund. Mr. Zeifang joined Wells Capital Management in 1995. Before that he spent three years as an analyst at Fleet Investment Advisors and three years as an assistant portfolio manager at Marine Midland Bank. Mr. Zeifang is responsible for portfolio management and fundamental security analysis of the small and mid-cap growth equity team.

PERFORMANCE SUMMARY
  The Stagecoach Small Cap Class A Shares posted a cumulative return of 58.81% for the one-year reporting period, excluding sales charges, outperforming the Russell 2000 Index(4), which returned 19.07% for the same period.

PORTFOLIO REVIEW (as of September 30, 1999)
--------------------------------------------------

  NUMBER OF ISSUES                                   131
  PORTFOLIO TURNOVER RATIO                           249%
  WEIGHTED MEDIAN MARKET CAP ($B)                   $1.1

  The Fund remained mostly sector-neutral midway through the 12-month period, being underweighted in basic materials and materials processing sectors. This positioning helped reduce commodity risk and positively affected performance. During the first quarter of 1999, the only sector of the Russell 2000 Index to generate a positive return was technology, which was largely driven by internet-related issues. Later in the period, the Fund's

PERFORMANCE AT A GLANCE                                           Small Cap Fund
------------------------------------------------------------------------

emphasis was on retail, oil service and semiconductor stocks, which contributed positively to the Fund's performance. During the third quarter of 1999, the Fund performed well primarily because of its many large holdings that experienced strong performances, including Broadvision, Mercury Interactive and Cumulus Media. The Fund was slightly overweight in the technology sector and strongly overweight in top-performing subsectors. The Fund stayed slightly underweight in healthcare, although the biotechnology subsector remains a focus of the Fund as this segment continues to demonstrate very positive fundamentals.
  Internet advertising firms and radio companies are focus areas of the Fund's consumer holdings and contributed to the Fund's performance. Software and semiconductors remain important segments of the technology sector, while biotechnology is a priority within the healthcare sector.

TOP FIVE EQUITY INDUSTRY HOLDINGS(5) (as of September 30, 1999)
---------------------------------------------------------

  TECHNOLOGY                                             49%
  CONSUMER CYCLICALS                                     13%
  HEALTHCARE                                             10%
  FINANCE                                                 9%
  CONSUMER STAPLES                                        7%

TOP TEN EQUITY HOLDINGS(6) (as of September 30, 1999)
---------------------------------------------------------

  MERCURY INTERACTIVE CORPORATION                      2.5%
  BROADVISION INCORPORATED                             2.2%
  CUMULUS MEDIA INCORPORATED                           2.1%
  VIGNETTE CORPORATION                                 1.9%
  MICROMUSE INCORPORATED                               1.8%
  ABACUS DIRECT CORPORATION                            1.8%
  POWER INTEGRATIONS INCORPORATED                      1.8%
  LAM RESEARCH CORPORATION                             1.7%
  EMMIS COMMUNICATIONS CORPORATION                     1.5%
  PHARMACYCLICS INCORPORATED                           1.4%

Small Cap Fund                                           PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

STRATEGIC OUTLOOK
  As of September 30, 1999, the Fund was overweighted in the most attractive industries in this current economy, both domestic and international, and continuing to significantly overweight the leading companies of such segments may lead to continued strong performance. Small cap stocks appear to be in the early stages of a rebound following a long bear market relative to large cap stocks. The opportunities may be substantial over the long-run from current levels.

(1) Performance shown for the Class A shares of the Stagecoach Small Cap Fund for periods prior to September 16, 1996, reflects performance of the shares of the Small Capitalization Growth Fund for BRP Employment Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio with the same investment objective and policies as the Stagecoach Small Cap Fund. Performance shown or advertised for the Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund for periods prior to September 16, 1996, reflects performance of shares of the predecessor portfolio, with expenses adjusted to reflect Class B, Class C and Institutional Class shares, respectively.

    Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

    There may be some additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Furthermore, shares of small and new companies are generally more sensitive to purchase and sales transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

    The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. There is no guarantee such reductions will continue.

(2) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the sales charge for the corresponding time period. There are no sales charges for the Institutional Class shares.

(3) The returns for Class B and Class C shares of the Fund will vary from the results shown due to different expenses and load structures.

PERFORMANCE AT A GLANCE                                           Small Cap Fund
------------------------------------------------------------------------

  The accompanying chart compares the performance of the Stagecoach Small Cap Fund Class A and Institutional shares since inception of the predecessor portfolio with the Russell 2000 Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Class I shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%. The Fund is a professionally managed mutual fund.

(4) The Russell 2000 Index is an unmanaged index of the 2,000 smallest stocks (by market value) in the Russell 3000 Index. It currently represents 7% of the U.S. equity markets, while the Russell 3000 comprises approximately 98% of the U.S. equity markets. You cannot invest directly in an index.

(5) The sector distribution chart is a breakdown of the Fund's investments based on the S&P Sectors. This chart does not reflect the Fund's industry breakdown. The breakdown of investments by industry is located in the Portfolio of Investments section of this Annual Report.

(6) The Top Ten Equity holdings is calculated based on the securities market value divided by total market value of the portfolio.

Strategic Growth Fund                                    PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

STRATEGIC GROWTH FUND

AVERAGE ANNUAL RETURNS (as of September 30, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                                                                    SINCE
                                                                  INCEPTION
                                        1-YEAR       5-YEAR       (1/20/93)
  CLASS A                               37.91%       15.25%         16.39%
  CLASS B                               37.02%       14.44%         15.38%
  CLASS C                               36.94%       14.42%         15.36%

INCLUDING SALES CHARGES(2)
----------------------------------------------------------

                                                                    SINCE
                                                                  INCEPTION
                                        1-YEAR       5-YEAR       (1/20/93)
  CLASS A                               30.01%       13.90%         15.37%
  CLASS B                               32.02%       14.21%         15.38%
  CLASS C                               35.94%       14.42%         15.36%

GROWTH OF A $10,000 INVESTMENT(3)
                ----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           STAGECOACH STRATEGIC GROWTH FUND CLASS A SHARES  S&P 500 INDEX (4)
Inception                                           $9,425            $10,000
Jan-93                                              $9,444            $10,084
Feb-93                                              $9,661            $10,221
Mar-93                                             $10,170            $10,437
Apr-93                                             $10,085            $10,184
May-93                                             $11,095            $10,457
Jun-93                                             $11,207            $10,488
Jul-93                                             $11,235            $10,445
Aug-93                                             $11,982            $10,842
Sep-93                                             $12,749            $10,759
Oct-93                                             $12,759            $10,981
Nov-93                                             $12,343            $10,876
Dec-93                                             $12,871            $11,008
Jan-94                                             $13,544            $11,382
Feb-94                                             $13,563            $11,073
Mar-94                                             $12,257            $10,591
Apr-94                                             $12,354            $10,726
May-94                                             $12,345            $10,902
Jun-94                                             $11,457            $10,635
Jul-94                                             $11,760            $10,984
Aug-94                                             $12,871            $11,435
Sep-94                                             $12,832            $11,155
Oct-94                                             $13,446            $11,406
Nov-94                                             $13,105            $10,990
Dec-94                                             $13,415            $11,153
Jan-95                                             $13,213            $11,442
Feb-95                                             $13,950            $11,888
Mar-95                                             $14,646            $12,239
Apr-95                                             $14,879            $12,598
May-95                                             $15,343            $13,101
Jun-95                                             $17,220            $13,405
Jul-95                                             $18,805            $13,849
Aug-95                                             $18,977            $13,883
Sep-95                                             $19,451            $14,469
Oct-95                                             $18,835            $14,417
Nov-95                                             $19,254            $15,050
Dec-95                                             $19,118            $15,341
Jan-96                                             $19,425            $15,862
Feb-96                                             $20,323            $16,010
Mar-96                                             $20,402            $16,163
Apr-96                                             $23,073            $16,401
May-96                                             $24,017            $16,822
Jun-96                                             $22,232            $16,886
Jul-96                                             $19,277            $16,140
Aug-96                                             $20,459            $16,481
Sep-96                                             $22,062            $17,407
Oct-96                                             $21,016            $17,887
Nov-96                                             $21,790            $19,238
Dec-96                                             $21,091            $18,857
Jan-97                                             $21,882            $20,035
Feb-97                                             $19,534            $20,192
Mar-97                                             $17,863            $19,362
Apr-97                                             $17,634            $20,518
May-97                                             $20,737            $21,767
Jun-97                                             $21,160            $22,744
Jul-97                                             $23,370            $24,553
Aug-97                                             $23,668            $23,178
Sep-97                                             $26,049            $24,448
Oct-97                                             $24,309            $23,631
Nov-97                                             $23,382            $24,725
Dec-97                                             $22,722            $25,151
Jan-98                                             $22,118            $25,427
Feb-98                                             $24,053            $27,261
Mar-98                                             $25,624            $28,656
Apr-98                                             $25,602            $28,949
May-98                                             $23,393            $28,451
Jun-98                                             $24,736            $29,606
Jul-98                                             $23,018            $29,292
Aug-98                                             $17,349            $25,059
Sep-98                                             $18,919            $26,666
Oct-98                                             $19,193            $28,834
Nov-98                                             $20,650            $30,581
Dec-98                                             $23,245            $32,342
Jan-99                                             $23,837            $33,704
Feb-99                                             $21,902            $32,652
Mar-99                                             $23,496            $33,958
Apr-99                                             $24,236            $35,273
May-99                                             $23,621            $34,440
Jun-99                                             $25,704            $36,314
Jul-99                                             $24,941            $35,180
Aug-99                                             $25,476            $35,006
Sep-99                                             $26,091            $34,046

PERFORMANCE AT A GLANCE                                    Strategic Growth Fund
------------------------------------------------------------------------

STRATEGIC GROWTH FUND

  The Stagecoach Strategic Growth Fund (the "Fund") seeks to provide investors with an above average level of long-term capital appreciation. The Fund invests in equity securities of companies expected to experience strong growth in revenues, earnings and assets. Managed with a mid-cap emphasis, at least 65 percent of the Fund's assets will be invested in companies with market capilatizations that fall between the range of $470 million and $11.3 billion at the time the stock is bought.
  Tom Zeifang and Chris Greene manage the Strategic Growth Fund. Mr. Zeifang joined Wells Capital Management in 1995. Before that he spent three years as an analyst at Fleet Investment Advisors and three years as an assistant portfolio manager at Marine Midland Bank. Before joining Wells Capital Management in 1997, Mr. Greene was an analyst for Hambrecht & Quist. He graduated with a BA degree in economics from Claremont McKenna College.

PERFORMANCE SUMMARY
  The Stagecoach Strategic Growth Fund Class A shares posted a cumulative return of 37.91% for the one-year reporting period, excluding sales charges. This is above the S&P 500 Index(4) return of 27.81% for the same period.
  An increased focus on high-quality, earnings-driven companies benefited the Fund as the narrow leadership of the market increased the need for superior bottom-up stock picking. Similar to the indices, a small number of companies led the Fund performance. Large contributors included Charles Schwab, Yahoo!, Providian and Ascend Communications. Large buys midway through the 12-month period included Linear Technology, McKesson and Staples.

Strategic Growth Fund                                    PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

PORTFOLIO REVIEW (as of September 30, 1999)
--------------------------------------------------

  NUMBER OF ISSUES                                   104
  PORTFOLIO TURNOVER RATIO                           302%
  WEIGHTED MEDIAN MARKET CAP ($B)                   $2.5

  The Fund shifted assets up the market cap spectrum during the period as positions became weighted relative to anticipated performance and volatility rather than performance alone. At March 31, 1999, high absolute growth was less important than consistent, visible growth. For this reason, the Fund became disproportionately overweighted in companies we believed presented superior opportunities in its available market cap range. During the third quarter of 1999, the Fund was overweighted in the technology sector and in top-performing subsectors of the technology sector. The Fund stayed slightly underweighted in the healthcare sector, although the biotechnology subsector remains a focus of the Fund as this segment continues to demonstrate very positive fundamentals.
  Internet advertising firms and radio companies were focus areas of the Fund's consumer holdings late in the period and contributed to the Fund's performance. Software and semiconductors remain important segments of the technology sector, while biotechnology is a priority within the health care sector.

TOP FIVE EQUITY INDUSTRY HOLDINGS(5) (as of September 30, 1999)
---------------------------------------------------------

  TECHNOLOGY                                             50%
  CONSUMER CYCLICALS                                     12%
  HEALTHCARE                                             11%
  FINANCE                                                 9%
  ENERGY                                                  6%

PERFORMANCE AT A GLANCE                                    Strategic Growth Fund
------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS6 (as of September 30, 1999)
---------------------------------------------------------

  AMFM INCORPORATED                                    2.8%
  VIGNETTE CORPORATION                                 2.8%
  MAXIM INTEGRATED PRODUCTS                            2.7%
  LAM RESEARCH CORPORATION                             2.6%
  MICROMUSE INCORPORATED                               2.5%
  LEXMARK INTERNATIONAL GROUP INCORPORATED             2.3%
  MERCURY INTERACTIVE CORPORATION                      2.2%
  BROADVISION INCORPORATED                             2.0%
  MACROMEDIA INCORPORATED                              1.9%
  BIOGEN INCORPORATED                                  1.8%

STRATEGIC OUTLOOK
  Although small cap stocks showed signs of a possible rebound during the period, the stock market's strength continues to be concentrated in large-cap growth stocks. The focus away from small cap stocks has contributed to the Fund's underperformance; however, we feel the current interest rate environment is good for all companies, not just large corporations. We believe the fundamentals continue to look good, and we see opportunity in the current environment. The Fund is overweighted in the most attractive industries in this current economy, and continuing to significantly overweight the leading companies of such segments may lead to continued positive performance. We also will continue to look for companies with a solid earnings outlook.

(1) Performance shown for the Class A shares of the Stagecoach Strategic Growth Fund reflects performance of the Class A shares of the Overland Express Strategic Growth Fund (the accounting survivor of a merger of the Funds on December 12, 1997). Performance shown or advertised for the Class B shares of the Stagecoach Fund reflects performance of the Class D shares of the Overland Fund. For periods prior to July 1, 1993, Class B share performance of the Stagecoach Fund reflects performance of the Class A shares of the Overland Fund adjusted to reflect sales charges and expenses of the Class B shares. Performance shown or advertised for the Class C shares of the Stagecoach Fund for the period from July 1, 1993, to December 12, 1997, reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class C share performance of the

Strategic Growth Fund                                    PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

 Stagecoach Fund reflects performance of the Class A shares of the Overland Fund adjusted to reflect the sales charges and expenses of the Class C shares.

    Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

    There may be some additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Furthermore, shares of small and new companies are generally more sensitive to purchase and sales transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

    The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. There is no guarantee such reductions will continue.

(2) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B and Class C share performance with sales charge assumes the sales charge for the corresponding time period.

(3) The returns for Class B and Class C shares of the Fund will vary from the results shown due to different expenses and load structures.

  The accompanying chart compares the performance of the Stagecoach Strategic Growth Fund Class A shares since inception of the predecessor portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%. The Fund is a professionally managed mutual fund.

(4) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(5) The sector distribution chart is a breakdown of the Fund's investments based on the S&P Sectors. This chart does not reflect the Fund's industry breakdown. The breakdown of investments by industry is located in the Portfolio of Investments section of this Annual Report.

(6) The Top Ten Equity holdings is calculated based on the securities market value divided by total market value of the portfolio.

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                      Balanced Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCKS - 56.70%
            CHEMICALS & ALLIED PRODUCTS - 1.91%
     7,600  Dupont E I De Nemours                                                 $    576,791   $   462,650
    15,000  Pharmacia & Upjohn Incorporated                                            397,019       744,375
                                                                                  ------------   -----------
                                                                                  $    973,810   $ 1,207,025

            COMMUNICATIONS - 8.38%
    13,425  Ameritech Corporation                                                 $    658,079   $   901,992
    32,408  AT & T Corporation                                                       1,699,400     1,409,748
     9,700  Bell Atlantic Corporation                                                  498,639       652,930
    13,600  BellSouth Corporation                                                      601,438       612,000
    11,025  GTE Corporation                                                            364,255       847,547
     3,850  MCI WorldCom Incorporated+                                                 333,309       276,719
     6,500  SBC Communications                                                         332,607       331,905
     5,100  Sprint Corporation (FON Group)                                             279,852       276,675
                                                                                  ------------   -----------
                                                                                  $  4,767,579   $ 5,309,516

            DOMESTIC DEPOSITORY INSTITUTIONS - 6.96%
     3,652  Banc One Company                                                      $    200,603   $   127,135
     8,600  Bank Of America Company                                                    513,561       478,913
    16,400  Chase Manhattan Corporation                                                284,398     1,236,150
    31,839  Citigroup Incorporated+                                                    981,104     1,400,872
     4,750  First Union Corporation                                                    180,785       168,922
    18,250  Union BanCal Corporation+                                                  589,627       661,563
     5,225  U.S. Bancorp                                                               183,890       157,730
     6,200  Washington Mutual Incorporated                                             180,816       181,350
                                                                                  ------------   -----------
                                                                                  $  3,114,784   $ 4,412,635

            ELECTRIC, GAS & SANITARY SERVICES - 3.87%
     9,400  Columbia Energy Group                                                 $    467,039   $   520,525
    18,000  Montana Power Company                                                      333,516       547,875
    36,525  Pacificorp                                                                 651,322       735,065
    14,300  Texas Utilities                                                            631,469       533,569
     6,075  Waste Management Incorporated                                              216,386       116,944
                                                                                  ------------   -----------
                                                                                  $  2,299,732   $ 2,453,978

Balanced Fund                      PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCKS (CONTINUED)
            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 5.31%
    28,625  American Power Conversion Company+                                    $    427,248   $   543,875
     8,000  Emerson Electric Company                                                   460,480       505,500
     5,700  General Electric Company                                                   109,127       675,805
     4,250  Motorola Incorporated                                                      378,864       374,000
     6,969  Philips Electronics NV                                                     535,755       703,869
    11,325  Raytheon Company - Class B                                                 625,678       562,003
                                                                                  ------------   -----------
                                                                                  $  2,537,152   $ 3,365,052

            FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.30%
     5,775  Lockheed Martin Company                                               $    226,259   $   188,770

            FOOD & KINDRED PRODUCTS - 0.24%
     5,350  Hercules Incorporated                                                 $    210,654   $   153,144

            FOOD STORES - 0.90%
    25,158  Delhaize America Incorporated+                                        $    723,761   $   569,200

            HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.11%
    10,500  Avalonbay Communities Incorporated                                    $    346,948   $   355,688
     8,200  Equity Residential Properties Trust                                        355,034       347,475
                                                                                  ------------   -----------
                                                                                  $    701,982   $   703,163

            INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.74%
     8,050  Apple Computer Incorporated                                           $    307,159   $   509,665
     2,500  IBM Corporation                                                             66,197       303,438
     3,025  Minnesota Mining and Manufacturing Company                                 297,237       290,589
                                                                                  ------------   -----------
                                                                                  $    670,593   $ 1,103,692

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                      Balanced Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCKS (CONTINUED)
            INSURANCE AGENTS, BROKERS & SERVICE - 0.35%
     3,250  Marsh & McLennan Companies Incorporated+                              $    221,627   $   222,625

            INSURANCE CARRIERS - 2.73%
     4,626  American International Group Incorporated                             $    431,465   $   402,085
     5,650  CIGNA Corporation                                                          355,002       439,288
    24,200  Foundation Health Systems+                                                 221,705       228,388
    51,350  Fremont General Corporation                                                697,309       487,825
     4,200  Hartford Financial Services Group                                          189,026       171,675
                                                                                  ------------   -----------
                                                                                  $  1,894,507   $ 1,729,261

            LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION - 1.60%
    33,400  Canadian National Rail Corporation                                    $    998,585   $ 1,012,438

            MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.26%
     4,600  Eaton Company+                                                        $    416,855   $   397,038
     6,925  Honeywell Incorporated                                                     507,597       770,839
     6,350  Xerox Corporation                                                          362,758       266,303
                                                                                  ------------   -----------
                                                                                  $  1,287,210   $ 1,434,180

            MISCELLANEOUS RETAIL - 1.70%
    15,000  Costco Wholesale Company+                                             $    235,935   $ 1,080,000

            NONDEPOSITORY CREDIT INSTITUTIONS - 4.86%
    12,250  Federal National Mortgage Association                                 $    758,285   $   767,922
    12,325  Household International Incorporated                                       608,680       494,540
    14,200  Providian Financial Corporation                                             97,744     1,124,463
    16,050  SLM Holding Corporation                                                    702,067       690,150
                                                                                  ------------   -----------
                                                                                  $  2,166,776   $ 3,077,075

Balanced Fund                      PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCKS (CONTINUED)
            OIL & GAS EXTRACTION - 3.82%
     6,100  Atlantic Richfield Company                                            $    360,295   $   540,613
    23,700  Enron Corporation                                                          870,708       977,625
     8,950  Transocean Offshore Incorporated                                           229,881       274,094
    21,400  USX-Marathon Group                                                         643,146       625,950
                                                                                  ------------   -----------
                                                                                  $  2,104,030   $ 2,418,282

            PAPER & ALLIED PRODUCTS - 0.86%
    10,350  Bowater Incorporated                                                  $    599,627   $   543,375

            PETROLEUM REFINING & RELATED INDUSTRIES - 4.68%
    17,900  Mobil Corporation                                                     $  1,232,175   $ 1,803,425
    10,900  Phillips Petroleum Company                                                 516,744       531,375
    10,000  Texaco Incorporated+                                                       407,520       631,250
                                                                                  ------------   -----------
                                                                                  $  2,156,439   $ 2,966,050

            SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &SERVICES - 0.84%
     6,000  Morgan Stanley Dean Witter and Company+                               $    486,009   $   535,125

            STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.69%
    22,000  Owens-Illinois Incorporated+                                          $    664,165   $   435,875

            TOBACCO PRODUCTS - 0.30%
     5,600  Philip Morris                                                         $    215,936   $   191,450

            TRANSPORTATION EQUIPMENT - 1.28%
    13,725  Dana Corporation                                                      $    588,080   $   509,540
     6,000  Ford Motor Company                                                         120,918       301,125
                                                                                  ------------   -----------
                                                                                  $    708,998   $   810,665
            TOTAL COMMON STOCKS                                                   $ 29,966,150   $35,922,576

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                      Balanced Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            CORPORATE BONDS & NOTES - 18.54%
            FOOD & KINDRED PRODUCTS - 2.18%
$1,500,000  Pepsi Bottling Group                                        7.00%      03/01/29     $ 1,381,875

            INSURANCE CARRIERS - 1.93%
$1,300,000  Fremont General Corporation                                 7.88%      03/17/09     $ 1,220,375

            MISCELLANEOUS BONDS - 2.92%
$1,000,000  EOP Operating Limited                                       6.80%      01/15/09     $   920,000
 1,000,000  MidAmerican Funding LLC                                     6.34       03/01/09         927,500
                                                                                                -----------
                                                                                                $ 1,847,500

            NONDEPOSITORY CREDIT INSTITUTIONS - 5.44%
$1,000,000  Associates Corporation                                      6.32%      02/28/00     $ 1,002,730
 1,500,000  ATT Capital Corporation                                     6.60       05/15/05       1,440,000
 1,000,000  General Motors Acceptance Corporation                       6.88       07/15/01       1,005,000
                                                                                                -----------
                                                                                                $ 3,447,730

            PETROLEUM REFINING & RELATED INDUSTRIES - 3.03%
$1,000,000  Conoco Incorporated                                         6.95%      04/15/29     $   927,500
 1,000,000  Petroleum Geo-Services                                      8.15       07/15/29         993,750
                                                                                                -----------
                                                                                                $ 1,921,250

            PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.54%
$1,000,000  News America Incorporated                                   6.70%      05/21/04     $   977,500

            TRANSPORTATION EQUIPMENT - 1.50%
$1,000,000  Chrysler Corporation                                        7.40%      08/01/97     $   952,500
                                                                                                -----------
            TOTAL CORPORATE BONDS & NOTES                                                       $11,748,730
            (Cost $12,281,669)

Balanced Fund                      PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            U.S. GOVERNMENT AGENCY SECURITIES - 9.79%
            FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.45%
$   18,732  FHLMC #220009                                               8.25%      08/01/01     $    18,983
   131,782  FHLMC # 291786                                              8.50       01/01/09         137,753
    79,242  FHLMC # 546103                                             10.50       08/01/19          86,646
    37,705  FHLMC #30347                                                8.50       12/01/02          39,413
                                                                                                -----------
                                                                                                $   282,795

            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.34%
$1,000,000  FNMA                                                        4.63%      10/15/01     $   973,760
   239,077  FNMA #190526                                                6.00       01/01/01         232,127
   304,337  FNMA #190588                                                6.50       01/01/09         298,439
   108,447  FNMA #57843                                                 8.00       06/01/08         110,683
     6,989  FNMA #75336                                                 9.50       02/01/09           7,434
    42,107  FNMA #83785                                                 8.00       08/01/18          42,975
 1,985,412  FNMA #442618                                                6.00       10/01/28       1,850,146
 2,443,987  FNMA #407932                                                7.00       12/01/27       2,401,218
                                                                                                -----------
                                                                                                $ 5,916,782
            TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                             $ 6,199,577
            (Cost $6,375,842)

            U.S. TREASURY SECURITIES - 11.11%
            U.S. TREASURY BONDS - 5.48%
$1,500,000  U.S. Treasury Bonds                                         5.25%      02/15/29     $ 1,310,985
 1,000,000  U.S. Treasury Bonds                                         5.63       02/15/06         979,670
 1,000,000  U.S. Treasury Bonds                                         8.13       08/15/19       1,184,130
                                                                                                -----------
                                                                                                $ 3,474,785

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                      Balanced Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            U.S. TREASURY SECURITIES (CONTINUED)
            U.S. TREASURY NOTES - 5.63%
$  500,000  U.S. Treasury Notes                                         6.25%      02/15/03     $   506,605
 1,000,000  U.S. Treasury Notes                                         6.50       08/15/05       1,023,720
   500,000  U.S. Treasury Notes                                         7.50       02/15/05         534,350
 1,000,000  U.S. Treasury Notes                                         5.75       08/15/03         996,500
   500,000  U.S. Treasury Notes                                         6.00       08/15/04         504,465
                                                                                                -----------
                                                                                                $ 3,565,640
            TOTAL U.S. TREASURY SECURITIES                                                      $ 7,040,425
            (Cost $7,307,539)

Balanced Fund                      PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            SHORT-TERM INSTRUMENTS - 3.19%
            REPURCHASE AGREEMENTS - 3.19%
$2,023,000  Goldman Sachs Pooled Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.28%      10/01/99     $ 2,023,000
                                                                                                -----------
            TOTAL SHORT-TERM INSTRUMENTS                                                        $ 2,023,000
            (Cost $2,023,000)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $57,954,200)* (Notes 1 and 3)                      99.33%               $62,934,308
            Other Asset and Liabilities, Net                          0.67                    421,992
                                                                    ------                -----------
            TOTAL NET ASSETS                                        100.00%               $63,356,300
                                                                    ======                ===========
------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation         $ 8,072,088
Gross Unrealized Depreciation          (3,091,980)
                                      -----------
NET UNREALIZED APPRECIATION           $ 4,980,108
                                      ===========

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999     Diversified Equity Income Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK - 89.94%
            BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.11%
    95,000  Sherwin Williams Company                                              $   2,195,249  $    1,989,063

            CHEMICALS & ALLIED PRODUCTS - 2.77%
    55,000  American Home Products Incorporated                                   $   1,305,527  $    2,282,500
    43,770  Dupont E I De Nemours                                                     2,483,262       2,664,437
                                                                                  -------------  --------------
                                                                                  $   3,788,789  $    4,946,937

            COMMUNICATIONS - 9.32%
    90,000  Alltel Corporation                                                    $   2,657,519  $    6,333,750
   105,000  AT & T Corporation                                                        5,132,299       4,567,500
    75,000  GTE Corporation                                                           4,370,423       5,765,625
                                                                                  -------------  --------------
                                                                                  $  12,160,241  $   16,666,875

            DOMESTIC DEPOSITORY INSTITUTIONS - 8.82%
    57,000  Bank Of America Corporation                                           $   3,325,829  $    3,174,187
    55,000  Chase Manhattan Corporation                                               2,540,113       4,145,625
    37,500  Citigroup Incorporated                                                    1,507,350       1,650,000
    15,000  J.P. Morgan & Company                                                     1,706,213       1,713,750
    43,500  Union BanCal Corporation+                                                 1,305,000       1,576,875
   120,000  Washington Mutual Incorporated                                            4,983,672       3,510,000
                                                                                  -------------  --------------
                                                                                  $  15,368,177  $   15,770,437

            ELECTRIC, GAS & SANITARY SERVICES - 10.30%
    97,000  Duke Energy Corporation                                               $   4,395,370  $    5,347,125
   100,000  El Paso Energy Corporation                                                1,828,278       3,981,250
   150,000  Southern Company+                                                         3,337,850       3,862,500
   100,000  Texas Utilities Company                                                   4,100,018       3,731,250
    40,000  Williams Companies Incorporated                                             930,509       1,497,500
                                                                                  -------------  --------------
                                                                                  $  14,592,025  $   18,419,625

Diversified Equity Income Fund     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.12%
    25,000  General Electric Corporation                                          $     808,718  $    2,964,063
    42,320  Philips Electronics                                                       2,356,007       4,274,320
    50,000  Raytheon Company                                                          2,741,048       2,425,000
    60,000  Thomas & Betts Corporation                                                2,603,239       3,060,000
                                                                                  -------------  --------------
                                                                                  $   8,509,012  $   12,723,383

            FOOD & KINDRED PRODUCTS - 0.80%
    50,000  Hercules Incorporated                                                 $   1,907,476  $    1,431,250

            FOOD STORES - 1.12%
    50,400  Albertsons Incorporated                                               $   1,954,410  $    1,993,950

            GENERAL MERCHANDISE STORES - 0.62%
    50,000  Consolidated Stores Corporation+                                      $   1,008,055  $    1,103,125

            INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.26%
    48,000  IBM Corporation                                                       $   4,100,070  $    5,826,000

            INSURANCE CARRIERS - 5.36%
    55,000  CIGNA Corporation                                                     $   3,157,057  $    4,276,250
   300,000  Fremont General Corporation                                               4,500,660       2,850,000
    60,000  Hartford Financial Services Group                                         2,704,319       2,452,500
                                                                                  -------------  --------------
                                                                                  $  10,362,036  $    9,578,750

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999     Diversified Equity Income Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.67%
    38,000  Baxter International                                                  $   1,517,395  $    2,289,500
    60,000  Eastman Kodak Company                                                     4,314,309       4,526,250
    45,000  Eaton Corporation+                                                        3,660,977       3,884,063
    30,000  Honeywell Incorporated                                                    2,165,832       3,339,375
    35,000  Xerox Corporation                                                         2,021,950       1,467,813
                                                                                  -------------  --------------
                                                                                  $  13,680,463  $   15,507,001

            NONDEPOSITORY CREDIT INSTITUTIONS - 5.19%
   135,000  Household International Incorporated                                  $   3,487,018  $    5,416,875
    90,000  SLM Holding Corporation                                                   3,511,150       3,870,000
                                                                                  -------------  --------------
                                                                                  $   6,998,168  $    9,286,875

            OIL & GAS EXTRACTION - 4.40%
    42,000  Atlantic Richfield Company                                            $   2,843,848  $    3,722,250
   142,000  USX-Marathon Group                                                        4,602,065       4,153,500
                                                                                  -------------  --------------
                                                                                  $   7,445,913  $    7,875,750

            PAPER & ALLIED PRODUCTS - 2.64%
    90,000  Kimberly-Clark Corporation                                            $   4,166,047  $    4,725,000

            PETROLEUM REFINING & RELATED INDUSTRIES - 6.93%
   110,000  Conoco Incorporated Class A                                           $   2,485,900  $    3,052,500
    92,131  Conoco Incorporated Class B                                               1,771,902       2,522,085
    46,000  Royal Dutch Petroleum                                                     1,158,635       2,716,875
    65,000  Texaco Incorporated+                                                      3,529,184       4,103,125
                                                                                  -------------  --------------
                                                                                  $   8,945,621  $   12,394,585

            REAL ESTATE - 5.65%
    50,000  Arden Realty Incorporated                                             $   1,146,000  $    1,087,500
   110,000  Duke Realty Investments                                                   2,456,355       2,145,000
    35,000  Equity Residential Properties Trust                                       1,426,030       1,483,125
   100,000  Kilroy Realty Corporation+                                                2,324,587       2,112,500

Diversified Equity Income Fund     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
    45,000  Smith, Charles E Residential Realty                                   $   1,213,490  $    1,538,438
    50,000  Spieker Properties Incorporated                                           1,617,140       1,734,375
                                                                                  -------------  --------------
                                                                                  $  10,183,602  $   10,100,938

            TOBACCO PRODUCTS - 2.10%
   110,000  Philip Morris Company                                                 $   3,658,175  $    3,760,625

            TRANSPORTATION EQUIPMENT - 3.76%
   100,000  Dana Corporation                                                      $   3,410,515  $    3,712,500
    60,000  Ford Motor Company                                                        1,263,237       3,011,250
                                                                                  -------------  --------------
                                                                                  $   4,673,752  $    6,723,750
            TOTAL COMMON STOCKS                                                   $ 135,697,281  $  160,823,919

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999     Diversified Equity Income Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            CORPORATE BONDS & NOTES - 2.48%
            CHEMICALS & ALLIED PRODUCTS - 0.27%
$  500,000  Occidental Petroleum                                        6.40%      04/01/13    $      489,375

            DOMESTIC DEPOSITORY INSTITUTIONS - 0.55%
$  500,000  Citigroup Incorporated                                      6.38%      10/01/02    $      496,250
   500,000  Mellon Financial Company                                    5.75       11/15/03           481,250
                                                                                               --------------
                                                                                               $      977,500

            GENERAL MERCHANDISE STORES - 0.29%
$  500,000  Federated Department Stores                                 8.13%      10/15/02    $      520,000

            NONDEPOSITORY CREDIT INSTITUTIONS - 0.55%
$  500,000  Ford Motor Credit Corporation                               6.50%      02/28/02    $     498,125.
   500,000  Household Netherlands BV                                    6.20       12/01/03           488,125
                                                                                               --------------
                                                                                               $      986,250

            MISCELLANEOUS BONDS - 0.54%
$  500,000  EOP Operating Limited                                       6.50%      06/15/04    $      480,000
   500,000  News America Incorporated                                   6.70       05/21/04           488,750
                                                                                               --------------
                                                                                               $      968,750

            RAILROAD TRANSPORTATION - 0.28%
$  500,000  Union Pacific Corporation                                   7.25%      11/01/08    $      494,375
                                                                                               --------------
            TOTAL CORPORATE BONDS & NOTES                                                      $    4,436,250
            (Cost $4,595,414)

            U.S. TREASURY SECURITIES - 4.16%
$4,400,000  U.S. Treasury Notes                                         5.75%      04/30/03    $    4,391,288
 3,000,000  U.S. Treasury Notes                                         6.50%      08/31/01         3,046,020
                                                                                               --------------
            TOTAL U.S. TREASURY SECURITIES                                                     $    7,437,308
            (Cost $7,567,578)

Diversified Equity Income Fund     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            SHORT-TERM INSTRUMENTS - 3.33%
            REPURCHASE AGREEMENTS - 3.33%
$3,493,000  Goldman Sachs Pooled Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.28%      10/01/99    $    3,493,000
 1,265,000  JP Morgan Securities Incorporated Repurchase Agreement
              - 102% Collateralized by U.S. Government Securities       5.25       10/01/99         1,265,000
 1,198,000  Morgan Stanley & Company Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.20       10/01/99         1,198,000
                                                                                               --------------
            TOTAL SHORT-TERM INSTRUMENTS                                                       $    5,956,000
            (Cost $5,956,000)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $153,816,273)* (Notes 1 and 3)                     99.91%              $  178,653,477
            Other Asset and Liabilities, Net                          0.09                      166,410
                                                                    ------               --------------
            TOTAL NET ASSETS                                        100.00%              $  178,819,887
                                                                    ======               ==============
-------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation         $32,171,100
Gross Unrealized Depreciation          (7,333,896)
                                      -----------
NET UNREALIZED APPRECIATION           $24,837,204
                                      ===========

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Index Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK - 97.45%
            AGRICULTURAL PRODUCTION - CROP - 0.09%
    15,226  Pioneer Hi-Bred International Incorporated                            $     269,979  $    606,185

            AMUSEMENT & RECREATION SERVICES - 0.03%
     7,447  Harrah's Entertainment Incorporated+                                  $      69,244  $    206,654

            APPAREL & ACCESSORY STORES - 0.46%
    53,669  Gap Incorporated                                                      $     173,244  $  1,717,408
    10,046  Kohl's Corporation+                                                         575,308       664,292
    13,362  Limited Incorporated                                                        271,480       511,097
     9,083  Nordstrom Incorporated                                                      144,148       245,241
                                                                                  -------------  ------------
                                                                                  $   1,164,180  $  3,138,038

            APPAREL & OTHER FINISHED PRODUCTS MADE FROM
             FABRICS & SIMILAR MATERIALS - 0.05%
     4,100  Liz Claiborne Incorporated                                            $     124,261  $    127,100
     7,553  V. F. Corporation                                                           155,013       234,143
                                                                                  -------------  ------------
                                                                                  $     279,274  $    361,243

            AUTOMOTIVE DEALERS & GASOLINE - 0.04%
     9,650  Autozone Incorporated+                                                $     263,253  $    270,803

            AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
     4,552  Ryder Systems Incorporated                                            $     120,312  $     92,747

            BUILDING CONSTRUCTION - GENERAL - 0.03%
     3,770  Centex Corporation                                                    $      39,505  $    111,451
     2,527  Kaufman & Broad Home Corporation                                             32,909        52,119
     2,736  Pulte Corporation                                                            23,125        59,508
                                                                                  -------------  ------------
                                                                                  $      95,539  $    223,078

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
             MOBILE HOME DEALERS - 1.14%
    92,906  Home Depot Incorporated                                               $   1,005,008  $  6,375,674
    23,076  Lowes Companies                                                             203,144     1,124,955
    10,864  Sherwin Williams Company                                                    104,089       227,465
                                                                                  -------------  ------------
                                                                                  $   1,312,241  $  7,728,094

            BUSINESS SERVICES - 8.96%
    22,561  3-Com Corporation+                                                    $   1,057,033  $    648,629
     5,000  Adaptec Incorporated                                                        197,502       198,438
     3,947  Adobe Systems Incorporated                                                  182,970       447,985
    68,716  America Online Incorporated+                                              5,808,228     7,146,464
     3,323  Autodesk Incorporated                                                        71,823        72,691
    38,608  Automatic Data Processing Incorporated                                      370,297     1,722,882
    14,581  BMC Software Incorporated+                                                  865,758     1,043,453
    10,326  Cabletron Systems Incorporated+                                             284,635       161,989
    45,474  Cendant Corporation                                                       1,147,703       807,164
     9,008  Ceridian Corporation+                                                       143,318       224,074
    33,760  Computer Associates International Incorporated                              204,614     2,067,800
     9,984  Computer Sciences Corporation+                                              188,498       702,000
    22,686  Compuware Corporation+                                                      876,604       591,254
     5,075  De Luxe Corporation                                                         181,119       172,550
     8,144  Ecolab Incorporated                                                          62,255       277,914
    30,995  Electronic Data Systems Corporation                                       1,264,850     1,640,798
     9,286  Equifax Incorporated                                                        295,492       261,169
    27,149  First Data Corporation                                                      795,862     1,191,162
    20,178  IMS Health Incorporated                                                     249,438       460,311
    17,480  Interpublic Group Company Incorporated                                      232,516       718,865
   319,074  Microsoft Corporation+                                                    3,594,876    28,896,139
    21,392  Novell Incorporated+                                                        509,778       442,547
    11,108  Omnicom Group Incorporated                                                  456,761       879,615
    90,284  Oracle Corporation+                                                         296,049     4,107,922
    17,064  Parametric Technology Corporation+                                          352,836       230,364
    14,583  Peoplesoft Incorporated+                                                    473,948       247,000

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Index Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
     1,662  Shared Medical Systems Corporation                                    $      51,700  $     77,699
    48,474  Sun Micro Systems Incorporated+                                             233,938     4,508,082
    17,781  Unisys Corporation+                                                         458,161       802,368
                                                                                  -------------  ------------
                                                                                  $  20,908,562  $ 60,749,328

            CHEMICALS & ALLIED PRODUCTS - 10.90%
    95,245  Abbott Laboratories                                                   $     945,010  $  3,500,254
    14,583  Air Products & Chemicals Incorporated                                       236,265       423,818
     3,466  Alberto-Culver Company                                                       31,879        80,151
     6,071  ALZA Corporation+                                                           181,117       259,915
    81,988  American Home Products Corporation                                        1,165,125     3,402,502
    32,012  Amgen Incorporated+                                                         580,284     2,608,978
     7,320  Avery-Dennison Corporation                                                  120,865       386,130
    16,521  Avon Products Incorporated                                                  164,688       409,927
   124,356  Bristol Myers Squibb Company                                              1,662,805     8,394,030
    14,732  Clorox Company                                                              232,684       563,499
    36,736  Colgate-Palmolive Company                                                   355,082     1,680,672
    13,824  Dow Chemical Company                                                        750,240     1,570,752
    61,140  Dupont E I De Nemours Company                                             1,821,898     3,721,898
     4,999  Eastman Chemical Company                                                    208,228       199,960
    68,557  Eli Lilly & Company                                                       1,060,261     4,387,648
    68,265  Gillette Company                                                          1,056,077     2,316,743
     3,721  Great Lakes Chemical Corporation                                            182,607       141,631
     6,680  International Flavors & Fragrances Incorporated                             148,236       230,460
   146,800  Merck & Company Incorporated                                              2,192,587     9,514,475
    39,410  Monsanto Company                                                            441,086     1,406,444
    21,706  Occidental Petroleum Corporation                                            596,552       501,951
   242,630  Pfizer Incorporated                                                       1,143,910     8,719,516
    31,956  Pharmacia & Upjohn Incorporated                                           1,017,906     1,585,817
    11,062  PPG Industries Incorporated                                                 284,812       663,720
     9,942  Praxair Incorporated                                                        178,367       457,332
    83,139  Procter & Gamble Company                                                  1,454,588     7,794,281
    13,307  Rohm & Haas Company                                                         281,554       480,715
    92,122  Schering-Plough Corporation                                                 467,861     4,018,822

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
     6,349  Sigma Aldrich Corporation                                             $     121,854  $    201,581
     8,373  Union Carbide Corporation                                                   143,864       475,691
    53,260  Warner-Lambert Company                                                      555,232     3,535,133
     5,700  Watson Pharmaceuticals Incorporated+                                        248,407       174,206
     4,579  W.R. Grace & Company+                                                        55,496        73,550
                                                                                  -------------  ------------
                                                                                  $  20,087,427  $ 73,882,202

            COMMUNICATIONS - 9.21%
    18,263  Alltel Corporation                                                    $     697,953  $  1,285,259
    68,882  Ameritech Corporation                                                       973,509     4,628,009
   199,676  AT & T Corporation                                                        3,770,156     8,685,906
    97,220  Bell Atlantic Corporation                                                 2,165,256     6,544,121
   118,185  BellSouth Corporation                                                     1,384,969     5,318,325
    44,319  CBS Corporation+                                                          1,037,871     2,049,754
     8,468  CenturyTel Incorporated                                                     378,493       344,013
    20,707  Clear Channel Communications Incorporated                                   916,524     1,653,972
    46,340  Comcast Corporation                                                         505,418     1,847,808
    60,896  GTE Corporation                                                           1,746,681     4,681,380
   116,795  MCI WorldCom Incorporated+                                                2,920,908     8,394,641
    38,075  Media One Group Incorporated+                                               555,757     2,600,998
    19,912  Nextel Communications Incorporated+                                         734,166     1,350,283
   123,205  SBC Communications Incorporated                                           1,926,899     6,291,155
    54,382  Sprint Corporation (FON Group)                                              805,061     2,950,224
    27,435  Sprint Corporation (PCS Group)+                                             395,734     2,045,622
    31,606  US West Incorporated                                                        636,512     1,803,517
                                                                                  -------------  ------------
                                                                                  $  21,551,867  $ 62,474,987

            DOMESTIC DEPOSITORY INSTITUTIONS - 7.35%
    10,550  AmSouth BanCorporation                                                $     343,751  $    247,266
   108,232  Bank Of America Corporation                                               2,255,880     6,027,170
    46,348  Bank Of New York Company Incorporated                                       434,900     1,549,761
    73,743  Bank One Corporation                                                      1,986,981     2,567,178
    18,530  BankBoston Corporation                                                      326,744       803,739
    19,400  BB&T Corporation                                                            636,639       628,075

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Index Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
    52,189  Chase Manhattan Corporation                                           $     981,321  $  3,933,746
   211,412  Citigroup Incorporated                                                    1,992,676     9,302,128
     9,799  Comerica Incorporated                                                       247,242       496,074
    16,780  Fifth Third Bancorp                                                         500,298     1,020,958
    60,211  First Union Corporation                                                   1,396,575     2,141,254
    62,138  Firstar Corporation                                                       1,838,118     1,592,286
    35,752  Fleet Financial Group Incorporated                                          629,787     1,309,417
     3,596  Golden West Financial Corporation                                            99,738       353,307
    14,633  Huntington Bancshares Incorporated                                          416,885       388,689
    10,999  J.P. Morgan & Company Incorporated                                          551,650     1,256,636
    28,336  KeyCorp                                                                     476,138       731,423
    32,592  Mellon Bank Corporation                                                     304,384     1,099,980
    39,216  National City Corporation                                                   954,843     1,046,577
     6,996  Northern Trust Corporation                                                  484,443       584,166
    18,931  PNC Bank Corporation                                                        524,543       997,427
    13,936  Regions Financial Corporation                                               493,105       418,080
     6,678  Republic New York Corporation                                               196,103       410,280
    10,200  SouthTrust Corporation                                                      407,413       365,925
    10,095  State Street Corporation                                                    518,389       652,389
    10,941  Summit Bancorp                                                              546,974       354,899
    19,990  Suntrust Banks Incorporated                                                 729,816     1,314,343
    16,744  Synovus Financial Corporation                                               361,434       312,904
     8,667  Union Planters Corporation                                                  432,350       353,180
    45,553  U.S. Bancorp                                                                733,378     1,375,131
    12,768  Wachovia Corporation                                                        648,471     1,003,884
    36,718  Washington Mutual Incorporated                                              929,580     1,074,002
   103,404  Wells Fargo & Company**                                                   1,044,297     4,097,384
                                                                                  -------------  ------------
                                                                                  $  24,424,846  $ 49,809,658

            EATING & DRINKING PLACES - 0.65%
     8,764  Darden Restaurants Incorporated                                       $      59,705  $    171,446
    85,000  McDonald's Corporation                                                      739,409     3,655,000
     9,612  Tricon Global Restaurants Incorporated+                                      84,434       393,491
     7,852  Wendy's International Incorporated                                          107,209       207,097
                                                                                  -------------  ------------
                                                                                  $     990,757  $  4,427,034

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            ELECTRIC, GAS & SANITARY SERVICES - 2.52%
    11,772  AES Corporation+                                                      $     438,533  $    694,548
     8,200  Allied Waste Industries Incorporated+                                       147,231        95,838
     8,646  Ameren Corporation                                                          317,279       326,927
    12,056  American Electric Power Company+                                            354,361       411,411
     9,538  Carolina Power & Light Company                                              225,168       337,407
    13,401  Central & Southwest Corporation                                             269,546       283,096
     9,992  Cinergy Corporation                                                         220,459       282,899
     7,100  CMS Energy Corporation                                                      311,327       240,956
     5,252  Columbia Energy Group                                                       145,045       290,830
    14,189  Consolidated Edison Company                                                 352,807       588,844
     6,035  Consolidated Natural Gas Company                                            241,075       376,433
     9,413  Constellation Energy Group                                                  199,315       264,741
    12,210  Dominion Resources Incorporated                                             397,511       550,976
     9,145  DTE Energy Company                                                          206,961       330,363
    22,769  Duke Energy Corporation                                                     568,292     1,255,141
     1,364  Eastern Enterprises                                                          37,920        63,341
    22,082  Edison International                                                        399,793       536,869
    15,540  Entergy Corporation                                                         363,950       449,689
    14,940  FirstEnergy Corporation                                                     334,695       380,970
     5,900  Florida Progress Corporation                                                249,424       272,875
    11,375  FPL Group Incorporated                                                      382,930       573,016
     8,063  GPU Incorporated                                                            247,759       263,055
     7,160  New Century Energies Incorporated                                           346,034       239,413
    11,721  Niagara Mohawk Holdings Incorporated+                                       198,657       180,943
     2,999  Nicor Incorporated                                                           62,177       111,525
     9,624  Northern States Power Company                                               179,710       207,518
     2,006  Oneok Incorporated                                                           37,343        60,807
    24,097  Pacific Gas & Electric Company                                              609,027       623,510
    18,643  PacifiCorp                                                                  358,735       375,190
    12,117  PECO Energy Company                                                         273,770       454,388
     2,250  People's Energy Corporation                                                  53,490        79,172
     9,514  PP&L Resources Incorporated                                                 245,556       257,473
    13,980  Public Service Enterprise Group Incorporated                                379,287       539,978
    18,190  Reliant Energy Incorporated                                                 344,760       492,267

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Index Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
    15,130  Sempra Energy                                                         $     413,428  $    314,893
     6,943  Sonat Incorporated                                                          173,784       275,550
    43,269  Southern Company                                                            628,313     1,114,177
    17,684  Texas Utilities Company                                                     664,439       659,834
    13,685  Unicom Corporation                                                          464,034       505,490
    38,031  Waste Management Incorporated+                                            1,754,482       732,097
    26,911  Williams Companies Incorporated                                             362,099     1,007,481
                                                                                  -------------  ------------
                                                                                  $  13,960,506  $ 17,101,931

            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.07%
     7,000  ADC Telecommunications Incorporated+                                  $     311,247  $    293,563
     9,042  Advanced Micro Devices Incorporated+                                        188,590       155,409
     5,374  Andrew Corporation+                                                          17,735        93,373
    27,409  Emerson Electric Company                                                    609,928     1,731,906
   205,156  General Electric Company                                                  3,533,759    24,323,808
    10,551  General Instrument Corporation+                                             206,436       507,767
    45,571  Global Crossing Limited                                                     856,913     1,207,625
   206,952  Intel Corporation                                                         1,052,351    15,379,121
     8,917  LSI Logic Corporation+                                                      322,859       459,226
   190,776  Lucent Technologies Incorporated                                          2,443,776    12,376,593
     5,669  Maytag Corporation                                                          121,524       188,849
    15,411  Micron Technology Incorporated+                                             387,242     1,025,795
    37,748  Motorola Incorporated                                                       868,154     3,321,824
    10,492  National Semiconductor Corporation+                                         172,203       320,006
     2,627  National Service Industries Incorporated                                     67,302        82,751
     4,300  Network Appliance Incorporated+                                             225,940       307,988
    83,032  Nortel Networks Corporation                                               1,142,346     4,234,632
     9,700  QUALCOMM Incorporated+                                                    1,538,901     1,835,119
    21,201  Raytheon Company                                                            679,559     1,052,100
     4,748  Scientific-Atlanta Incorporated                                              30,307       235,323
    24,438  Tellabs Incorporated+                                                       324,600     1,391,439
    49,048  Texas Instruments Incorporated                                              367,459     4,034,198

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
     3,601  Thomas & Betts Corporation                                            $     117,428  $    183,651
     4,803  Whirlpool Corporation                                                       193,851       313,696
                                                                                  -------------  ------------
                                                                                  $  15,780,410  $ 75,055,762

            ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
             RELATED SERVICES - 0.34%
    10,523  Dun & Bradstreet Corporation                                          $     195,541  $    314,375
     2,844  EG & G Incorporated                                                          54,345       113,227
     4,780  Fluor Corporation                                                           133,843       192,395
    27,593  Halliburton Company                                                         505,580     1,131,313
    15,457  Paychex Incorporated                                                        530,990       527,470
                                                                                  -------------  ------------
                                                                                  $   1,420,299  $  2,278,780

            FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.58%
     1,959  Ball Corporation                                                      $      63,388  $     86,318
     6,037  Cooper Industries Incorporated                                              242,483       282,230
     4,317  Crane Company                                                                35,096        96,863
     7,724  Crown Cork & Seal Company Incorporated                                      233,263       187,307
    10,674  Fortune Brands Incorporated                                                 243,071       344,237
    15,750  Illinois Tool Works Incorporated                                            225,407     1,174,359
    24,722  Lockheed Martin Corporation                                                 450,197       808,100
    25,673  Masco Corporation                                                           454,103       795,863
     3,829  Snap-On Incorporated                                                         88,404       124,443
                                                                                  -------------  ------------
                                                                                  $   2,035,412  $  3,899,720

            FOOD & KINDRED PRODUCTS - 3.48%
     2,323  Adolph Coors Company                                                  $      47,439  $    125,732
    29,462  Anheuser-Busch Companies                                                    588,800     2,064,181
    39,068  Archer Daniels Midland Company                                              317,365       476,141
    17,679  Bestfoods Incorporated                                                      266,722       857,432
    27,483  Campbell Soup Company                                                       332,933     1,075,272
   154,615  Coca Cola Company                                                         1,815,969     7,431,183
    26,257  Coca Cola Enterprises Incorporated                                          773,626       592,424

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Index Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
    30,683  ConAgra Incorporated                                                  $     349,169  $    692,285
     9,634  General Mills Incorporated                                                  322,711       781,558
    22,775  Heinz (H. J.) Company                                                       441,104       979,325
     6,206  Hercules Incorporated                                                       124,447       177,647
     8,920  Hershey Foods Corporation                                                   156,516       434,293
    25,502  Kellogg Company                                                             483,876       954,731
    91,875  PepsiCo Incorporated                                                        963,822     2,779,219
     8,586  Quaker Oats Company                                                         207,561       531,259
    20,072  Ralston-Ralston Purina Group                                                259,514       558,253
    57,066  Sara Lee Corporation                                                        477,364     1,337,484
    26,698  Seagrams Company Limited                                                    672,218     1,214,759
     7,321  William Wrigley Jr. Company                                                 121,415       503,776
                                                                                  -------------  ------------
                                                                                  $   8,722,571  $ 23,566,954

            FOOD STORES - 0.55%
    26,339  Albertson's Incorporated                                              $     359,555  $  1,042,037
     2,409  Great Atlantic & Pacific Tea Company                                         86,405        73,023
    51,666  Kroger Company+                                                             607,748     1,139,881
    30,986  Safeway Incorporated+                                                     1,701,330     1,179,405
     9,361  Winn-Dixie Stores Incorporated                                              156,537       277,905
                                                                                  -------------  ------------
                                                                                  $   2,911,575  $  3,712,251

            FURNITURE & FIXTURES - 0.13%
     5,351  Johnson Controls Incorporated                                         $      92,171  $    354,838
    17,721  Newell Rubbermaid Incorporated                                              356,340       506,156
                                                                                  -------------  ------------
                                                                                  $     448,511  $    860,994

            GENERAL MERCHANDISE STORES - 2.86%
     6,887  Consolidated Stores Corporation+                                      $     300,642  $    151,944
    27,674  Dayton Hudson Corporation                                                   263,015     1,662,170
     6,738  Dillards Incorporated                                                       157,888       136,866
    14,142  Dollar General Corporation                                                  413,644       436,634
    12,911  Federated Department Stores Incorporated+                                   352,463       564,049

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
     4,480  Harcourt General Incorporated                                         $     108,113  $    186,480
    16,270  J.C. Penney Company Incorporated                                            516,815       559,281
    30,900  K Mart Corporation+                                                         587,372       361,144
    21,171  May & Department Stores Company                                             321,729       771,418
    24,103  Sears, Roebuck & Company                                                    510,415       756,232
    20,264  TJX Companies Incorporated                                                  125,909       568,659
   278,436  Wal-Mart Stores Incorporated                                              2,127,369    13,243,112
                                                                                  -------------  ------------
                                                                                  $   5,785,374  $ 19,397,989

            HEALTH SERVICES - 0.20%
    36,059  Columbia HCA Healthcare Corporation                                   $     956,476  $    764,000
     7,001  HCR Manor Care Incorporated+                                                137,701       121,205
    26,567  HealthSouth Corporation+                                                    570,254       161,062
    19,415  Tenet Healthcare Corporation+                                               365,932       340,976
                                                                                  -------------  ------------
                                                                                  $   2,030,363  $  1,387,243

            HEAVY CONSTRUCTION OTHER THAN BUILDING
             CONSTRUCTION - CONTRACTORS - 0.02%
     2,460  Foster Wheeler Corporation                                            $      58,568  $     29,674
     3,752  McDermott International Incorporated                                         94,759        75,978
                                                                                  -------------  ------------
                                                                                  $     153,327  $    105,652

            HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.29%
    12,700  Best Buy Company Incorporated+                                        $     838,524  $    788,194
    12,636  Circuit City Stores Incorporated                                             96,326       533,081
    12,352  Tandy Corporation                                                           127,767       638,444
                                                                                  -------------  ------------
                                                                                  $   1,062,617  $  1,959,719

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Index Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING
             PLACES - 0.12%
    16,293  Hilton Hotels Corporation                                             $     137,890  $    160,893
    15,462  Marriott International                                                      186,137       505,414
    11,857  Mirage Resorts Incorporated+                                                316,017       166,739
                                                                                  -------------  ------------
                                                                                  $     640,044  $    833,046

            INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT - 9.30%
     9,686  Apple Computer Incorporated+                                          $     376,904  $    613,245
    23,248  Applied Materials Incorporated+                                             327,667     1,810,438
    20,598  Baker Hughes Incorporated                                                   348,703       597,342
     5,540  Black & Decker Corporation                                                  125,603       253,109
     1,480  Briggs & Stratton Corporation                                                29,106        86,395
     4,586  Case Corporation                                                            203,141       228,440
    22,465  Caterpillar Incorporated                                                    310,255     1,231,363
     2,439  Cincinnati Milacron Incorporated                                             54,313        43,292
   202,392  Cisco Systems Incorporated+                                               1,682,944    13,876,502
   106,311  Compaq Computer Corporation                                                 846,065     2,438,509
     2,484  Cummins Engine Company Incorporated                                          85,327       123,734
     3,056  Data General Corporation+                                                    69,612        64,367
    14,830  Deere & Company                                                             251,712       573,736
   159,168  Dell Computer Corporation+                                                  369,776     6,655,212
    13,360  Dover Corporation                                                           119,768       546,090
    63,424  EMC Corporation+                                                            388,372     4,530,852
    19,694  Gateway Incorporated+                                                       571,201       875,152
     5,051  Harris Corporation                                                           95,792       139,534
    63,423  Hewlett-Packard Company                                                   1,125,061     5,834,916
   113,146  IBM Corporation                                                           3,448,405    13,733,096
    10,361  Ingersoll-Rand Company                                                      150,752       569,207
     7,350  Lexmark International Group Incorporated+                                   495,604       591,675
    25,246  Minnesota Mining and Manufacturing Company                                  941,844     2,425,194
     7,820  Pall Corporation                                                            100,992       181,326
     6,877  Parker-Hannifin Corporation                                                 100,009       308,176

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
    16,950  Pitney Bowes Incorporated                                             $     219,621  $  1,032,891
    14,351  Seagate Technology Incorporated+                                            415,442       442,190
    11,728  Silicon Graphics Incorporated+                                              373,379       128,275
    16,026  Solectron Corporation+                                                      765,394     1,150,867
     5,636  Stanley Works                                                                98,813       141,957
     3,925  Timken Company                                                               58,482        63,291
    30,146  United Technologies Corporation                                             511,624     1,788,035
                                                                                  -------------  ------------
                                                                                  $  15,061,683  $ 63,078,408

            INSURANCE AGENTS, BROKERS & SERVICE - 0.25%
    16,044  Aon Corporation                                                       $     390,752  $    474,301
    10,464  Humana Incorporated+                                                        292,485        71,940
    16,405  Marsh & McLennan Companies Incorporated                                     471,375     1,123,743
                                                                                  -------------  ------------
                                                                                  $   1,154,612  $  1,669,984

            INSURANCE CARRIERS - 2.82%
     8,989  Aetna Incorporated                                                    $     749,785  $    442,708
    16,500  AFLAC Incorporated                                                          849,728       690,938
    50,513  Allstate Corporation                                                        596,057     1,259,668
    15,759  American General Corporation                                                366,447       995,772
    96,923  American International Group Incorporated                                 1,687,431     8,426,243
    10,265  Chubb Corporation                                                           277,358       511,325
    12,589  CIGNA Corporation                                                           278,401       978,795
    10,525  Cincinnati Financial Corporation                                            490,676       395,016
    19,875  Conseco Incorporated                                                        731,854       383,836
    14,405  Hartford Financial Services Group                                           199,227       588,804
     6,678  Jefferson-Pilot Corporation                                                  91,480       421,966
    12,732  Lincoln National Corporation                                                208,807       478,246
     6,961  Loews Corporation                                                           389,510       488,575
     6,261  MBIA Incorporated                                                           334,889       291,919
     6,892  MGIC Investment Corporation                                                 215,627       329,093
     4,566  Progressive Corporation                                                     499,041       372,985
     8,586  Safeco Corporation                                                          182,023       240,408
    14,456  St. Paul Companies Incorporated                                             365,866       397,540

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Index Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
     8,662  Torchmark Corporation                                                 $     119,786  $    224,129
    11,035  United Healthcare Corporation                                               520,859       537,267
    14,940  UnumProvident Corporation                                                   559,670       439,796
     4,100  Wellpoint Health Networks Incorporated+                                     354,181       233,700
                                                                                  -------------  ------------
                                                                                  $  10,068,703  $ 19,128,729

            LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY
             PASSENGER TRANSPORTATION - 0.02%
    20,719  Laidlaw Incorporated                                                  $     189,742  $    139,853

            LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.02%
     6,902  Louisiana-Pacific Corporation                                         $     105,542  $    107,844

            MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
             PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.96%
     4,150  Allergan Incorporated                                                 $     109,900  $    456,500
     3,550  Bausch & Lomb Incorporated                                                  107,710       234,078
    18,091  Baxter International Incorporated                                           412,687     1,089,983
    15,576  Becton, Dickinson & Company                                                 133,545       437,102
     7,056  Biomet Incorporated                                                          68,616       185,661
    24,711  Boston Scientific Corporation+                                              350,850       610,053
     3,381  C. R. Bard Incorporated                                                      78,146       159,118
     8,424  Danaher Corporation                                                         374,866       443,840
    19,979  Eastman Kodak Company                                                       797,943     1,507,166
     4,496  Eaton Corporation                                                           159,941       388,061
    18,954  Guidant Corporation+                                                        276,510     1,016,408
     7,934  Honeywell Incorporated                                                      184,601       883,153
     5,502  KLA-Tencor Corporation+                                                     412,845       357,630
     4,498  Mallinckrodt Incorporated                                                    93,952       135,783
    73,462  Medtronic Incorporated                                                      776,888     2,607,901
     2,767  Millipore Corporation                                                        52,126       103,935
     6,270  PE Corporation - PE Biosystems Group                                        113,322       453,008
     2,757  Polaroid Corporation                                                         95,852        71,682
     5,316  St. Jude Medical Incorporated+                                              134,338       167,454
     3,008  Tektronix Incorporated                                                       62,404       100,768

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
     9,920  Thermo Electron Corporation+                                          $     402,500  $    133,300
    41,344  Xerox Corporation                                                           537,439     1,733,864
                                                                                  -------------  ------------
                                                                                  $   5,736,981  $ 13,276,448

            METAL MINING - 0.29%
     2,437  ASARCO Incorporated                                                   $      61,228  $     65,342
    23,807  Barrick Gold Corporation                                                    697,042       517,802
     5,697  Cyprus Amax Minerals                                                        147,322       111,804
    10,417  Freeport-McMoran Copper & Gold Incorporated+                                286,774       162,115
    14,790  Homestake Mining Company                                                    202,465       135,883
    11,320  Inco Limited Company                                                        280,174       241,965
    10,330  Newmont Mining Corporation                                                  329,729       267,289
     3,656  Phelps Dodge Corporation                                                    114,032       201,309
    19,377  Placer Dome Incorporated                                                    287,882       288,233
                                                                                  -------------  ------------
                                                                                  $   2,406,648  $  1,991,742

            MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
             FUELS - 0.03%
     5,000  Vulcan Materials Company                                              $     241,335  $    183,125

            MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.93%
     2,540  Armstrong World Industries Incorporated                               $     104,099  $    114,141
    12,354  Hasbro Incorporated                                                         113,322       264,839
     2,252  Jostens Incorporated                                                         58,432        43,070
    25,730  Mattel Incorporated                                                         427,686       488,870
       495  NACCO Industries Incorporated                                                19,539        34,588
    51,716  Tyco International Limited                                                2,183,663     5,339,677
                                                                                  -------------  ------------
                                                                                  $   2,906,741  $  6,285,185

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Index Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            MISCELLANEOUS RETAIL - 0.77%
     6,700  Bed Bath & Beyond Incorporated                                        $     233,751  $    234,081
    13,619  Costco Wholesale Corporation+                                               276,961       980,568
    24,532  CVS Corporation                                                             532,746     1,001,212
     2,462  Longs Drug Stores Incorporated                                               43,284        73,552
    23,000  Office Depot Incorporated+                                                  518,949       234,313
    16,281  Rite Aid Corporation                                                        225,516       224,881
    29,152  Staples Incorporated+                                                       551,949       635,878
    15,838  Toys "R" Us Incorporated+                                                   372,751       237,570
    62,636  Walgreen Company                                                            201,268     1,589,389
                                                                                  -------------  ------------
                                                                                  $   2,957,175  $  5,211,444

            MOTION PICTURES - 1.23%
     4,606  King World Productions Incorporated+                                  $      53,772  $    172,725
    79,861  Time Warner Incorporated                                                  1,703,960     4,851,556
   128,944  Walt Disney Company                                                       1,469,190     3,336,425
                                                                                  -------------  ------------
                                                                                  $   3,226,922  $  8,360,706

            NONDEPOSITORY CREDIT INSTITUTIONS - 2.35%
    28,234  American Express Company                                              $     782,970  $  3,801,002
    45,358  Associates First Capital Corporation                                        862,889     1,632,888
    12,396  Capital One Financial Corporation                                           512,253       483,444
     7,042  Countrywide Credit Industries Incorporated                                  235,139       227,105
    64,309  Federal National Mortgage Association                                       689,209     4,031,370
    43,482  Federal Home Loan Mortgage Corporation                                      559,927     2,261,064
    30,274  Household International Incorporated                                        353,656     1,214,744
    50,005  MBNA Corporation                                                            201,483     1,140,739
     8,921  Providian Financial Corporation                                              48,860       706,432
    10,443  SLM Holding Corporation                                                     512,261       449,049
                                                                                  -------------  ------------
                                                                                  $   4,758,647  $ 15,947,837

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            OIL & GAS EXTRACTION - 1.25%
     7,597  Anadarko Petroleum Corporation                                        $     256,478  $    232,183
     6,704  Apache Corporation                                                          242,511       289,529
    20,208  Atlantic Richfield Company                                                  925,654     1,790,934
    11,172  Burlington Resources Incorporated                                           455,188       410,570
    44,214  Enron Corporation                                                           606,944     1,823,828
     3,200  Helmerich & Payne Incorporated                                               41,221        81,000
     5,434  Kerr-McGee Corporation                                                      291,717       299,210
    20,366  Nabisco Group Holdings Corporation                                          359,320       305,490
     5,219  Rowan Companies Incorporated+                                                43,356        84,809
    34,339  Schlumberger Limited                                                        915,859     2,139,749
     7,200  Tosco Corporation                                                           191,378       181,800
    15,727  Union Pacific Resources Group Incorporated                                  314,138       252,615
    19,382  USX-Marathon Group Incorporated                                             464,253       566,924
                                                                                  -------------  ------------
                                                                                  $   5,108,017  $  8,458,641

            PAPER & ALLIED PRODUCTS - 0.94%
     3,295  Bemis Incorporated                                                    $      42,793  $    111,618
     3,547  Boise Cascade Corporation                                                   131,939       129,244
     6,035  Champion International Corporation                                          202,281       310,048
    13,891  Fort James Corporation                                                      526,019       370,715
    10,986  Georgia-Pacific Corporation                                                 194,893       444,933
     8,463  IKON Office Solutions Incorporated                                          179,764        90,448
    25,836  International Paper Company                                                 721,738     1,241,743
    33,586  Kimberly-Clark Corporation                                                  571,334     1,763,265
     6,483  Mead Corporation                                                            109,745       222,853
     1,839  Potlatch Corporation                                                         65,946        75,744
     3,508  Temple-Inland Incorporated                                                  122,422       212,234
    10,722  Tenneco Incorporated                                                        426,373       182,274
     6,386  Westvaco Corporation                                                        128,151       163,640
    12,516  Weyerhaeuser Company                                                        410,038       721,235
     7,007  Willamette Industries Incorporated                                          239,859       302,177
                                                                                  -------------  ------------
                                                                                  $   4,073,295  $  6,342,171

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Index Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            PERSONAL SERVICES - 0.07%
     6,240  H & R Block Incorporated                                              $     133,055  $    271,050
    16,447  Service Corporation International                                           214,599       173,720
                                                                                  -------------  ------------
                                                                                  $     347,654  $    444,770

            PETROLEUM REFINING & RELATED INDUSTRIES - 4.99%
     5,689  Amerada Hess Corporation                                              $     226,635  $    348,450
     4,829  Ashland Incorporated                                                        181,393       162,375
    41,032  Chevron Corporation                                                       1,334,353     3,641,590
    13,404  Coastal Corporation                                                         165,036       548,725
    39,787  Conoco Incorporated                                                         237,705     1,089,169
   151,887  Exxon Corporation                                                         3,764,568    11,533,919
    49,042  Mobil Corporation                                                         1,375,494     4,940,982
    16,011  Phillips Petroleum Company                                                  324,202       780,535
   134,249  Royal Dutch Petroleum Company                                             2,359,293     7,929,082
     5,903  Sunoco Incorporated                                                         204,199       162,333
    33,624  Texaco Incorporated                                                         865,659     2,122,515
    15,211  Unocal Corporation                                                          329,861       563,758
                                                                                  -------------  ------------
                                                                                  $  11,368,398  $ 33,823,433

            PRIMARY METAL INDUSTRIES - 0.45%
    14,348  Alcan Aluminum Limited                                                $     275,817  $    448,375
    23,122  Alcoa Incorporated                                                          398,755     1,435,009
    12,341  Allegheny Teledyne Incorporated                                             234,144       208,254
     8,106  Bethlehem Steel Corporation+                                                125,286        59,782
     8,237  Engelhard Corporation                                                        73,047       149,810
     5,530  Nucor Corporation                                                           104,643       263,365
     4,067  Reynolds Metals Company                                                     203,918       245,545
     5,570  USX-U.S. Steel Group Incorporated                                           154,144       143,428
     5,785  Worthington Industries Incorporated                                          70,766        98,345
                                                                                  -------------  ------------
                                                                                  $   1,640,520  $  3,051,913

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.91%
     4,470  American Greeting Company                                             $      84,261  $    115,103
     5,906  Dow Jones & Company Incorporated                                            229,601       315,233
    17,615  Gannet Company Incorporated                                                 402,636     1,218,738
     4,950  Knight-Ridder Incorporated                                                  134,484       271,630
    12,378  McGraw-Hill Incorporated                                                    203,917       598,785
     3,292  Meredith Corporation                                                         28,445       119,540
    11,295  New York Times Company                                                      168,741       423,563
     8,457  R.R. Donnelley & Sons                                                       192,196       244,195
     4,608  Times Mirror Company                                                        122,644       303,264
    14,968  Tribune Company                                                             159,610       744,658
    43,554  Viacom Incorporated+                                                        786,533     1,840,157
                                                                                  -------------  ------------
                                                                                  $   2,513,068  $  6,194,866

            RAILROAD TRANSPORTATION - 0.45%
    29,515  Burlington Northern Santa Fe Corporation                              $     389,608  $    811,663
    13,753  CSX Corporation                                                             311,740       582,783
     6,700  Kansas City Southern Industries Incorporated                                382,924       311,130
    23,849  Norfolk Southern Corporation                                                332,971       584,300
    15,583  Union Pacific Corporation                                                   488,523       748,958
                                                                                  -------------  ------------
                                                                                  $   1,905,766  $  3,038,834

            RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.29%
     4,770  Cooper Tire & Rubber Company                                          $      62,765  $     84,070
     9,823  Goodyear Tire & Rubber Company                                              280,787       472,732
    17,836  Nike Incorporated                                                           158,009     1,014,423
     3,500  Reebok International Limited+                                                80,096        37,405
     5,262  Sealed Air Corporation+                                                     288,339       270,005
     3,638  Tupperware Corporation                                                       59,496        73,670
                                                                                  -------------  ------------
                                                                                  $     929,492  $  1,952,305

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Index Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.18%
     7,139  Bear Stearns Companies Incorporated                                   $     386,525  $    274,405
    51,034  Charles Schwab Corporation                                                  480,126     1,719,208
    15,944  Franklin Resources Incorporated                                             852,720       490,278
     7,308  Lehman Brothers Holdings Incorporated                                       400,822       426,148
    22,911  Merrill Lynch & Company Incorporated                                        401,171     1,539,333
    35,830  Morgan Stanley Dean Witter & Company                                        916,084     3,195,588
     8,900  Paine Webber Group Incorporated                                             382,859       322,625
                                                                                  -------------  ------------
                                                                                  $   3,820,307  $  7,967,585

            STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.19%
    15,138  Corning Incorporated                                                  $     338,171  $  1,037,899
     3,416  Owens Corning                                                                87,451        74,085
     9,781  Owens-Illinois Incorporated+                                                362,996       193,785
                                                                                  -------------  ------------
                                                                                  $     788,618  $  1,305,769

            TEXTILE MILL PRODUCTS - 0.01%
     2,307  Russell Corporation                                                   $      49,736  $     32,730
     1,137  Springs Industries Incorporated                                              39,683        38,587
                                                                                  -------------  ------------
                                                                                  $      89,419  $     71,317

            TOBACCO PRODUCTS - 0.81%
   149,806  Philip Morris Incorporated                                            $   2,083,778  $  5,121,493
    11,322  UST Incorporated                                                            178,821       341,783
                                                                                  -------------  ------------
                                                                                  $   2,262,599  $  5,463,276

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            TRANSPORTATION BY AIR - 0.34%
     9,667  AMR Corporation+                                                      $     339,140  $    526,852
     8,997  Delta Air Lines Incorporated                                                316,498       436,355
    18,590  FDX Corporation+                                                            327,656       720,363
    31,731  Southwest Airlines Company                                                  270,458       481,915
     4,902  US Airways Group Incorporated+                                              186,768       128,678
                                                                                  -------------  ------------
                                                                                  $   1,440,520  $  2,294,163

            TRANSPORTATION EQUIPMENT - 2.37%
    34,632  Allied Signal Incorporated                                            $     427,293  $  2,075,755
    60,346  Boeing Company                                                            1,002,814     2,572,248
     6,097  Brunswick Corporation                                                       111,578       151,663
    10,434  Dana Corporation                                                            220,091       387,362
    34,867  Delphi Automotive Systems Corporation                                       392,336       560,050
     2,208  Fleetwood Enterprises Incorporated                                           37,615        44,574
     2,083  FMC Corporation+                                                             77,334       100,505
    75,798  Ford Motor Company                                                        1,201,244     3,804,112
    11,486  General Dynamics Corporation                                                328,825       717,157
    40,460  General Motors Corporation                                                1,343,335     2,546,450
    11,337  Genuine Parts Company                                                       206,404       301,139
     5,289  Goodrich (B. F.) Company                                                    162,669       153,380
     5,728  ITT Industries Incorporated                                                  73,209       182,222
     4,258  Navistar International Corporation+                                         104,785       197,997
     4,331  Northrop Grummman Corporation                                               226,048       275,289
     4,945  PACCAR Incorporated                                                          83,316       251,577
    12,048  Rockwell International Corporation                                          223,092       632,520
     9,581  Textron Incorporated                                                        174,782       741,330
     7,548  TRW Incorporated                                                            199,912       375,513
                                                                                  -------------  ------------
                                                                                  $   6,596,682  $ 16,070,843

            WATER TRANSPORTATION - 0.25%
    38,254  Carnival Corporation                                                  $   1,654,913  $  1,664,049

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Index Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            WHOLESALE TRADE-DURABLE GOODS - 1.19%
     5,995  Grainger (W. W.) Incorporated                                         $     108,737  $    288,135
    84,158  Johnson & Johnson                                                         1,520,119     7,732,015
     3,349  Pep Boys - Manny, Moe & Jack                                                 59,882        49,815
                                                                                  -------------  ------------
                                                                                  $   1,688,738  $  8,069,965

            WHOLESALE TRADE-NONDURABLE GOODS - 0.74%
     4,330  Brown-Forman Corporation                                              $      95,439  $    270,084
    16,928  Cardinal Health Incorporated                                                887,873       922,575
    17,044  McKesson HBOC Incorporated                                                1,213,504       494,275
     7,604  Supervalu Incorporated                                                      101,721       165,862
    21,010  Sysco Corporation                                                           157,788       736,663
    35,945  Unilever NV                                                                 729,275     2,448,753
                                                                                  -------------  ------------
                                                                                  $   3,185,600  $  5,038,212
            TOTAL COMMON STOCKS                                                   $ 244,716,827  $660,763,509

Equity Index Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            U.S. TREASURY SECURITIES - 2.40%
            U.S. TREASURY BILLS
$15,284,000 U.S. Treasury Bills                                         4.45%#     11/04/99    $ 15,218,370
   965,000  U.S. Treasury Bills                                         4.43#      12/23/99         954,520
    75,000  U.S. Treasury Bills                                         4.81#      03/23/00          73,230
                                                                                               ------------
            TOTAL U.S. TREASURY SECURITIES                                                     $ 16,246,120
            (Cost $16,247,813)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $260,964,640)* (Notes 1 and 3)                     99.85%              $677,009,629
            Other Asset and Liabilities, Net                          0.15                  1,032,841
                                                                    ------               ------------
            TOTAL NET ASSETS                                        100.00%              $678,042,470
                                                                    ======               ============
------------------------------------------------------------------------------------------------------

 **  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,044,297
  +  NON-INCOME EARNING SECURITIES
  #  YIELD TO MATURITY
  *  COST FOR FEDERAL INCOME TAX PURPOSES IS $260,966,854 AND NET
     UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation         $428,085,366
Gross Unrealized Depreciation         (12,042,591)
                                      -----------
NET UNREALIZED APPRECIATION           $416,042,775
                                      ===========

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Value Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS - 96.20%
            CHEMICALS & ALLIED PRODUCTS - 2.47%
    47,000  Du Pont EI De Nemours Company                                         $   3,566,999  $  2,861,125
    48,925  Pharmacia & Upjohn Incorporated                                           1,294,944     2,427,903
                                                                                  -------------  ------------
                                                                                  $   4,861,943  $  5,289,028

            COMMUNICATIONS - 13.76%
    73,775  Ameritech Corporation                                                 $   3,610,618  $  4,956,758
   144,778  AT & T Corporation                                                        8,147,201     6,297,843
    56,500  Bell Atlantic Corporation                                                 2,907,228     3,803,156
    52,350  BellSouth Corporation                                                     2,315,093     2,355,750
    72,150  GTE Corporation                                                           3,123,828     5,546,531
    24,300  MCI WorldCom Incorporated+                                                2,034,179     1,746,563
    16,850  Media One Group Incorporated                                              1,180,511     1,151,066
    38,400  SBC Communications Incorporated                                           1,964,940     1,960,800
    30,750  Sprint Corporation (FON GROUP)                                            1,687,342     1,668,188
                                                                                  -------------  ------------
                                                                                  $  26,970,940  $ 29,486,655

            DOMESTIC DEPOSITORY INSTITUTIONS - 9.20%
    19,955  Bank One Corporation                                                  $   1,122,496  $    694,683
    47,500  Bank of America Corporation                                               2,818,605     2,645,156
    40,280  Chase Manhattan Corporation                                               1,020,118     3,036,105
   136,575  Citigroup Incorporated                                                    4,148,659     6,009,300
    29,250  First Union Corporation                                                   1,113,255     1,040,203
    28,750  U.S. Bancorp                                                              1,017,083       867,891
   118,650  Union BanCal Corporation                                                  3,918,006     4,301,063
    38,500  Washington Mutual Incorporated                                            1,122,806     1,126,125
                                                                                  -------------  ------------
                                                                                  $  16,281,028  $ 19,720,526

            ELECTRIC, GAS & SANITARY SERVICES - 5.95%
    57,625  Columbia Energy Group                                                 $   2,926,648  $  3,190,984
   212,825  PacifiCorp                                                                3,796,171     4,283,103
    85,050  Potomac Electric Power                                                    2,358,181     2,163,459
    83,375  Texas Utilities Company                                                   3,678,987     3,110,930
                                                                                  -------------  ------------
                                                                                  $  12,759,987  $ 12,748,476

Equity Value Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.34%
   172,650  American Power Conversion Corporation                                 $   2,554,624  $  3,280,350
    46,300  Emerson Electric Company                                                  2,665,028     2,925,581
    29,475  General Electric Company                                                    718,335     3,494,630
    14,725  Lockheed Martin Corporation                                                 647,226       481,323
    25,400  Motorola Incorporated                                                     2,295,561     2,235,200
    40,572  Philips Electronics NV                                                    3,141,599     4,097,772
    27,500  Raytheon Company                                                          1,535,408     1,364,688
                                                                                  -------------  ------------
                                                                                  $  13,557,781  $ 17,879,544

            ENERGY - 0.49%
    34,550  Montana Power Company                                                 $     640,165  $  1,051,616

            FOOD STORES - 0.48%
    45,591  Delhaize America Incorporated                                         $   1,350,307  $  1,031,496

            GENERAL MERCHANDISE STORES - 1.98%
    58,925  Costco Wholesale Corporation                                          $     873,563  $  4,242,600

            HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING
             PLACES - 3.34%
    63,800  Avalon Bay Communities Incorporated                                   $   2,109,821  $  2,161,225
    51,300  Equity Residential Properties                                             2,221,163     2,173,838
   225,675  Park Place Entertainment                                                  2,525,960     2,820,938
                                                                                  -------------  ------------
                                                                                  $   6,856,944  $  7,156,001

            INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT- 6.11%
    46,975  Apple Computer Incorporated+                                          $   1,659,863  $  2,974,105
    69,425  IBM Corporation                                                           2,235,588     8,426,459
    17,600  Minnesota Mining and Manufacturing Company                                1,729,381     1,690,700
                                                                                  -------------  ------------
                                                                                  $   5,624,832  $ 13,091,264

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Value Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            INSURANCE AGENTS, BROKERS & SERVICE - 1.47%
    68,750  A.G. Edwards & Sons Incorporated                                      $   1,230,000  $  1,813,281
    19,500  Marsh & McLennan Companies                                                1,329,762     1,335,750
                                                                                  -------------  ------------
                                                                                  $   2,559,762  $  3,149,031

            INSURANCE CARRIERS - 4.59%
    39,768  American International Group Incorporated                             $   3,577,998  $  3,457,331
    34,400  CIGNA Corporation                                                         2,297,004     2,674,600
   282,403  Fremont General Corporation                                               4,376,832     2,682,829
    25,125  Hartford Financial Services Group                                         1,130,782     1,026,984
                                                                                  -------------  ------------
                                                                                  $  11,382,616  $  9,841,744

            LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION - 2.37%
   167,450  Canadian National Railroad Company                                    $   5,081,540  $  5,075,828

            MEASURING, ANALYZING, AND CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.61%
    49,600  Eaton Corporation                                                     $   4,082,808  $  4,281,100
    41,500  Honeywell Incorporated                                                    3,076,283     4,619,469
    48,425  Johnson Controls Incorporated                                             1,477,983     3,211,183
    55,900  Transocean Offshore Incorporated                                          1,435,792     1,711,938
    59,425  Xerox Corporation                                                         3,225,803     2,492,136
                                                                                  -------------  ------------
                                                                                  $  13,298,669  $ 16,315,826

            NONDEPOSITORY CREDIT INSTITUTIONS - 7.63%
    74,500  Federal National Mortgage Association                                 $   4,646,770  $  4,670,219
    71,750  Household International Incorporated                                      3,445,680     2,878,969
    68,750  Providian Financial Corporation                                             478,410     5,444,141
    77,900  SLM Holding Corporation                                                   3,469,995     3,349,700
                                                                                  -------------  ------------
                                                                                  $  12,040,855  $ 16,343,029

Equity Value Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            OIL & GAS EXTRACTION - 5.81%
    37,950  Atlantic Richfield Company                                            $   2,241,509  $  3,363,319
    26,375  Burlington Resource Incorporated                                          1,137,290       969,281
   108,350  Enron Corporation                                                         3,975,135     4,469,438
   124,725  USX-Marathon Group Incorporated                                           3,749,405     3,648,206
                                                                                  -------------  ------------
                                                                                  $  11,103,339  $ 12,450,244

            PAPER & ALLIED PRODUCTS - 1.49%
    60,900  Bowater Incorporated                                                  $   3,416,079  $  3,197,250

            PETROLEUM REFINING & RELATED INDUSTRIES - 6.67%
    26,225  Coastal Corporation                                                   $   1,155,935  $  1,073,585
    45,750  Exxon Corporation                                                         1,482,899     3,474,140
    64,975  Mobil Corporation                                                         5,146,428     6,546,230
    65,800  Phillips Petroleum Company                                                3,112,588     3,207,750
                                                                                  -------------  ------------
                                                                                  $  10,897,850  $ 14,301,705

            PRIMARY METAL INDUSTRIES - 0.52%
    18,100  Alcoa Incorporated                                                    $   1,145,643  $  1,123,331

            RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.36%
    27,150  Newell Rubbermaid Incorporated                                        $   1,148,094  $    775,472

            SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICE -1.90%
    45,625  Morgan Stanley Dean Witter & Company                                  $   3,844,066  $  4,069,180

            STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.88%
    95,475  Owens-Illinois Incorporated+                                          $   1,722,513  $  1,891,598

            TOBACCO PRODUCTS - 0.53%
    33,150  Phillip Morris Incorporated                                           $   1,278,264  $  1,133,316

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                  Equity Value Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCKS (CONTINUED)
            TRANSPORTATION EQUIPMENT - 2.25%
    83,025  Dana Corporation                                                      $   3,511,623  $  3,082,303
    34,700  Ford Motor Company                                                          894,515     1,741,505
                                                                                  -------------  ------------
                                                                                  $   4,406,138  $  4,823,808
            TOTAL COMMON STOCKS                                                   $ 173,102,918  $206,188,568

Equity Value Fund                  PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            REPURCHASE AGREEMENTS - 3.24%

$  157,000  Goldman Sachs Pooled Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.28%      10/01/99    $    157,000
   436,000  JP Morgan Securities Incorporated Repurchase Agreement
              - 102% Collateralized by U.S. Government Securities       5.25       10/01/99         436,000
 6,333,000  Morgan Stanley & Company Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.20       10/01/99       6,333,000
                                                                                               ------------
            TOTAL REPURCHASE AGREEMENTS                                                        $  6,926,000
            (Cost $6,926,000)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $180,028,918)* (Notes 1 and 3)                     99.44%              $213,114,568
            Other Assets and Liabilities, Net                         0.56                  1,209,037
                                                                    ------               ------------
            TOTAL NET ASSETS                                        100.00%              $214,323,605
                                                                    ======               ============
------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  *  COST FOR FEDERAL INCOME TAX PURPOSES IS $180,523,749 AND NET
     UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation         $42,758,936
Gross Unrealized Depreciation         (10,168,117)
                                      -----------
NET UNREALIZED APPRECIATION           $32,590,819
                                      ===========

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                        Growth Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK - 92.61%
            APPAREL & ACCESSORY STORES - 0.40%
    24,000  Kohl's Corporation+                                                   $   1,735,440  $  1,587,000

            BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.53%
    64,100  Home Depot Incorporated                                               $   2,240,581  $  4,398,863
    33,000  Lowes Corporation                                                         1,904,535     1,608,750
                                                                                  -------------  ------------
                                                                                  $   4,145,116  $  6,007,613

            BUSINESS SERVICES - 7.22%
    45,029  America Online Incorporated+                                          $   5,381,194  $  4,683,015
    53,500  Interpublic Group Companies Incorporated                                  1,989,968     2,200,188
   195,869  Microsoft Corporation+                                                    7,540,596    17,738,385
    31,202  Sun Microsystems Incorporated+                                            1,799,245     2,901,785
    12,000  Veritas Software Corporation+                                               819,464       911,250
                                                                                  -------------  ------------
                                                                                  $  17,530,467  $ 28,434,623

            CHEMICALS & ALLIED PRODUCTS - 10.08%
    65,572  Abbott Laboratories                                                   $   2,344,183  $  2,409,770
    15,000  Amgen Incorporated+                                                         943,125     1,222,500
    78,984  Bristol-Myers Squibb Company                                              4,358,157     5,331,420
    20,000  Clorox Company                                                              874,194       765,000
    81,600  Colgate-Palmolive Company+                                                2,528,258     3,733,200
    39,812  Dupont E I De Nemours                                                     2,549,689     2,423,555
    48,054  Eli Lilly & Company                                                       3,657,382     3,075,455
    78,276  Gillette Company                                                          2,699,159     2,656,492
    59,300  Merck & Company                                                           3,349,621     3,843,380
    45,358  Monsanto Corporation                                                      1,811,341     1,618,714
   147,701  Pfizer Incorporated                                                       4,786,741     5,308,005
    53,444  Procter & Gamble Company                                                  4,346,964     5,010,375
    52,325  Schering Plough Corporation                                               2,007,402     2,282,678
                                                                                  -------------  ------------
                                                                                  $  36,256,216  $ 39,680,544

Growth Fund                        PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            COMMUNICATIONS - 9.57%
    83,921  AT & T Corporation                                                    $   3,120,961  $  3,650,564
    90,952  Bell Atlantic Corporation                                                 4,229,035     6,122,207
    26,500  CBS Corporation                                                           1,243,778     1,225,625
    46,700  Clear Channel Communications+                                             2,113,144     3,730,163
   158,800  Fox Entertainment Group Incorporated+                                     3,784,845     3,354,650
    81,346  GTE Corporation                                                           3,818,300     6,253,474
    70,324  MCI Worldcom Incorporated+                                                3,144,439     5,054,538
   161,904  SBC Communications Incorporated                                           5,065,961     8,267,223
                                                                                  -------------  ------------
                                                                                  $  26,520,463  $ 37,658,444

            DOMESTIC DEPOSITORY INSTITUTIONS - 4.10%
   102,660  Chase Manhattan Corporation                                           $   6,017,350  $  7,737,998
   160,500  Citigroup Incorporated                                                    6,823,622     7,062,000
    51,500  Firstar Corporation                                                       1,483,086     1,319,688
                                                                                  -------------  ------------
                                                                                  $  14,324,058  $ 16,119,686

            EATING & DRINKING PLACES - 0.62%
    57,100  McDonalds Corporation                                                 $   1,752,622  $  2,455,300

            ELECTRIC, GAS & SANITARY SERVICES - 3.10%
    74,600  AES Corporation+                                                      $   3,046,021  $  4,401,400
   106,486  Edison International                                                      2,786,312     2,588,940
   131,336  Pacific Gas & Electric Company                                            4,024,580     3,398,319
    48,430  Williams Companies Incorporated                                           1,259,883     1,813,098
                                                                                  -------------  ------------
                                                                                  $  11,116,796  $ 12,201,757

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                        Growth Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.51%
   116,042  General Electric Company                                              $   8,644,922  $ 13,758,230
   147,916  Intel Corporation                                                         6,720,821    10,992,008
   123,500  Lucent Technologies Incorporated                                          4,580,845     8,012,063
    70,036  Nortel Networks Corporation                                               1,943,753     3,571,835
    61,194  Texas Instruments Incorporated                                            3,325,052     5,033,207
                                                                                  -------------  ------------
                                                                                  $  25,215,393  $ 41,367,343

            ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.15%
    14,000  Halliburton Company                                                   $     642,193  $    574,000

            FOOD & KINDRED PRODUCTS - 2.34%
    41,500  Anheuser-Busch Companies                                              $   3,143,123  $  2,907,594
    95,920  Coca Cola Company                                                         6,441,458     4,610,155
    55,500  Pepsico Incorporated                                                      2,218,402     1,678,875
                                                                                  -------------  ------------
                                                                                  $  11,802,983  $  9,196,624

            FOOD STORES - 0.63%
    65,200  Safeway Incorporated+                                                 $   3,142,805  $  2,481,675

            FURNITURE & FIXTURES - 0.29%
    17,000  Johnson Controls Incorporated                                         $   1,089,020  $  1,127,313

            GENERAL MERCHANDISE STORES - 3.60%
   104,320  Dayton Hudson Corporation                                             $   3,034,967  $  6,265,720
   166,604  Wal-Mart Stores Incorporated                                              3,588,467     7,924,103
                                                                                  -------------  ------------
                                                                                  $   6,623,434  $ 14,189,823

Growth Fund                        PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT - 8.97%
    13,000  Applied Materials Incorporated+                                       $   1,023,335  $  1,012,375
    31,000  Baker Hughes Incorporated                                                 1,079,361       899,000
   137,330  Cisco Systems Incorporated+                                               2,470,077     9,415,688
    88,922  Dell Computer Corporation+                                                3,325,062     3,718,050
    38,368  EMC Corporation+                                                            797,099     2,740,914
    39,538  Hewlett-Packard Company                                                   3,225,550     3,637,495
    75,082  IBM Corporation                                                           5,568,078     9,113,078
    45,200  Ingersoll-Rand Company                                                    2,480,188     2,483,175
    38,300  United Technologies Corporation                                           2,060,835     2,271,669
                                                                                  -------------  ------------
                                                                                  $  22,029,585  $ 35,291,444

            INSURANCE CARRIERS - 3.23%
    19,300  AFLAC Incorporated                                                    $     876,677  $    808,188
   136,927  American International Group Incorporated                                 6,784,510    11,903,917
                                                                                  -------------  ------------
                                                                                  $   7,661,187  $ 12,712,105

            MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
             PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.71%
    72,222  Baxter International Incorporated                                     $   3,380,329  $  4,351,375
    42,788  Danaher Corporation                                                       1,406,527     2,254,393
    19,000  Guidant Corporation+                                                      1,121,370     1,018,875
     7,600  JDS Uniphase Corporation+                                                   624,364       864,975
    27,600  Medtronic Incorporated                                                    1,165,712       979,800
    28,312  Xerox Corporation                                                         1,387,748     1,187,335
                                                                                  -------------  ------------
                                                                                  $   9,086,050  $ 10,656,753

            MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.16%
    82,300  Tyco International Limited                                            $   5,354,098  $  8,497,475

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                        Growth Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            MOTION PICTURES - 1.16%
    32,500  Time Warner Incorporated                                              $   2,147,405  $  1,974,375
    99,700  Walt Disney Company                                                       3,154,298     2,579,738
                                                                                  -------------  ------------
                                                                                  $   5,301,703  $  4,554,113

            NONDEPOSITORY CREDIT INSTITUTIONS - 4.41%
    45,500  Associates First Capital                                              $   1,960,325  $  1,638,000
   132,060  Federal Home Loan Mortgage Corporation                                    4,796,763     6,867,120
    64,776  Federal National Mortage Association                                      3,986,035     4,060,646
   119,326  Household International Incorporated                                      4,590,810     4,787,956
                                                                                  -------------  ------------
                                                                                  $  15,333,933  $ 17,353,722

            OIL & GAS EXTRACTION - 0.30%
    19,000  Schlumberger Limited                                                  $   1,113,408  $  1,183,938

            PAPER & ALLIED PRODUCTS - 0.37%
    30,500  International Paper Company                                           $   1,546,662  $  1,465,906

            PETROLEUM REFINING & RELATED INDUSTRIES - 7.65%
     8,000  BP Amoco PLC                                                          $     911,839  $    886,500
    61,073  Chevron Corporation                                                       5,106,759     5,420,229
    11,000  Coastal Corporation                                                         437,223       450,313
    84,853  Conoco Incorporated                                                       1,842,293     2,322,851
   104,578  Exxon Corporation                                                         6,718,840     7,941,392
    50,674  Mobil Corporation                                                         3,665,274     5,105,406
   108,816  Royal Dutch Petroleum                                                     5,850,790     6,426,945
    24,554  Texaco Incorporated                                                       1,357,889     1,549,971
                                                                                  -------------  ------------
                                                                                  $  25,890,907  $ 30,103,607

            PRIMARY METAL INDUSTRIES - 0.78%
    49,732  Alcoa Incorporated                                                    $   2,381,651  $  3,086,492

            PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.25%
    71,280  Gannet Company Incorporated                                           $   4,386,418  $  4,931,685

Growth Fund                        PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST           VALUE
            COMMON STOCK (CONTINUED)
            SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.54%
    92,192  Charles Schwab Corporation                                            $     994,582  $  3,105,718
    13,174  Goldman Sachs Group Incorporated                                            781,439       803,614
    24,000  Morgan Stanley Dean Witter & Company                                      2,411,583     2,140,500
                                                                                  -------------  ------------
                                                                                  $   4,187,604  $  6,049,832

            TRANSPORTATION EQUIPMENT - 2.58%
   152,206  Allied Signal Incorporated                                            $   4,207,940  $  9,122,847
    20,900  Ford Motor Company                                                        1,064,033     1,048,919
                                                                                  -------------  ------------
                                                                                  $   5,271,973  $ 10,171,766

            WHOLESALE TRADE-DURABLE GOODS - 1.37%
    58,602  Johnson & Johnson                                                     $   3,911,150  $  5,384,059
                                                                                  -------------  ------------
            TOTAL COMMON STOCKS                                                   $ 275,353,335  $364,524,642

            OTHER - 5.04%
            UNIT INVESTMENT TRUSTS - 5.04%
   154,500  S&P 500 Depositary Receipts                                           $  20,341,617  $ 19,838,773

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                        Growth Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            SHORT-TERM INSTRUMENTS - 1.76%
            REPURCHASE AGREEMENTS - 1.76%
$5,417,000  Goldman Sachs Pooled Repurchase Agreement - 102%
              Collateralized by U.S. Government
              Securities                                                5.28%      10/01/99    $  5,417,000
    13,000  JP Morgan Securities Incorporated Repurchase Agreement
              - 102% Collateralized by U.S. Government Securities       5.25       10/01/99          13,000
 1,500,000  Morgan Stanley & Company Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.20       10/01/99       1,500,000
                                                                                               ------------
            TOTAL SHORT-TERM INSTRUMENTS                                                       $  6,930,000
            (Cost $6,930,000)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $302,624,952)* (Notes 1 and 3)                     99.41%              $391,293,415
            Other Asset and Liabilities, Net                          0.59                  2,337,604
                                                                    ------               ------------
            TOTAL NET ASSETS                                        100.00%              $393,631,019
                                                                    ======               ============
------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation         $98,348,157
Gross Unrealized Depreciation          (9,679,694)
                                      -----------
NET UNREALIZED APPRECIATION           $88,668,463
                                      ===========

The accompanying notes are an integral part of these financial statements.

International Equity Fund          PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCKS - 89.64%
            AUSTRALIA - 1.67%
   176,800  News Corporation Limited (Media - Broadcasting & Publishing)          $  1,134,519   $ 1,241,507

            BRAZIL - 1.04%
    37,000  Aracruz Celulose SA ADR (Forest Products & Paper)                     $    669,109   $   772,375

            FINLAND - 1.62%
    13,400  Nokia Corporation ADR (Communications Equipment)                      $    398,259   $ 1,203,488

            FRANCE - 12.83%
    11,000  AXA UAP (Insurance)                                                   $  1,097,118   $ 1,389,843
    16,000  Canal Plus (Media - Broadcasting & Publishing)                             780,242       954,640
     6,200  Cap Gemini SA (Computer Software & Processing)                           1,056,797       975,910
     8,000  Equant NV (Computer Software & Processing)+                                357,982       651,000
    20,300  Groupe Danone ADR (Beverages, Food & Tobacco)                              675,269       983,281
    29,000  ST Microelectronics (Electronics)                                        1,031,993     2,257,704
     7,500  Suez Lyonnaise des Eaux (Industrial - Diversified)                       1,393,395     1,212,443
     8,900  Total Petrofina SA - Series B (Oil & Gas)                                1,046,732     1,116,937
                                                                                  ------------   -----------
                                                                                  $  7,439,528   $ 9,541,758

            GERMANY - 5.26%
     3,088  Allianz AG (Insurance)                                                $    696,022   $   888,057
    23,111  Deutsche Bank AG - Reg (Banking)                                         1,206,998     1,548,518
    15,000  Metro AG (Retailers)                                                       754,098       781,707
    12,700  Veba AG (Industrial - Diversified)                                         775,459       692,236
                                                                                  ------------   -----------
                                                                                  $  3,432,577   $ 3,910,518

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999          International Equity Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCKS (CONTINUED)
            GREAT BRITAIN - 15.62%
   145,000  Amvescap PLC (Financial Services)                                     $    971,329   $ 1,182,968
    31,100  ARM Holdings PLC ADR (Electronics)                                         295,998     1,461,700
    66,700  British Petroleum Co PLC (Oil & Gas)                                     1,042,352     1,217,922
    75,000  British Telecommunications PLC (Communications)                          1,218,188     1,135,463
    10,000  Glaxo Holdings PLC ADR (Pharmaceuticals)                                   442,646       520,000
   270,000  Invensys PLC (Manufacturing)                                             1,341,054     1,315,872
    95,000  Select Appointments Holdings PLC (Commercial Services)+                    921,927     1,606,479
    13,000  Smithkline Beecham PLC ADR (Pharmaceuticals)                               599,937       749,125
   185,000  TeleWest Communications PLC (Media - Broadcasting & Publishing)+           656,378       677,748
    73,800  Vodafone Group PLC ADR (Communications)                                    539,438     1,747,332
                                                                                  ------------   -----------
                                                                                  $  8,029,247   $11,614,609

            GREECE - 0.80%
    25,555  Hellenic Telecommunication Organization SA (Communications)           $    644,073   $   595,495

            HONG KONG - 1.97%
   103,000  Cheung Kong Limited (Real Estate)                                     $    939,824   $   858,567
    53,000  HSBC Holdings PLC (Banking)                                                476,913       607,242
                                                                                  ------------   -----------
                                                                                  $  1,416,737   $ 1,465,809

            HUNGARY - 1.28%
    35,000  Matav RT ADR (Communications)+                                        $    705,447   $   953,750

            IRELAND - 1.64%
    82,400  Ryanair Holdings PLC (Airlines)+                                      $    461,979   $   762,472
    10,000  Ryanair Holdings PLC ADR (Airlines)+                                       250,000       458,750
                                                                                  ------------   -----------
                                                                                  $    711,979   $ 1,221,222

International Equity Fund          PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCKS (CONTINUED)
            ISRAEL - 0.82%
    35,000  Koor Industries Limited ADR (Conglomerate)                            $    692,105   $   610,313

            ITALY - 3.23%
   118,000  ENI SpA (Oil & Gas)                                                   $    748,368   $   739,187
    68,200  San Paolo - IMI SpA (Banking)                                            1,006,065       884,915
     9,000  Telecom Italia SpA ADR (Communications)                                    599,640       775,688
                                                                                  ------------   -----------
                                                                                  $  2,354,073   $ 2,399,790

            JAPAN - 19.92%
    42,000  Fujitsu Limited (Electronics)                                         $  1,026,749   $ 1,305,494
    26,000  Honda Motor Company Limited (Automotive)                                   950,579     1,085,666
    61,000  Marui Company Limited (Retailers)                                          985,630     1,135,363
     1,000  Nippon Telegraph & Telephone Corporation (Communications)                  884,800     1,226,477
    18,000  Secom Company Limited (Commercial Services)                                617,061     1,600,974
    20,000  Seven Eleven Japan Company Limited (Retailers)                             711,384     1,750,772
     1,000  Shohkoh Fund & Company Limited (Financial Services)                        750,721       744,312
     2,000  Softbank Corporation (Computer Software & Processing)                      560,742       758,356
    11,300  Sony Corporation (Electronics)                                           1,094,053     1,683,204
    23,000  Takeda Chemical Industries (Pharmeceuticals)                               885,988     1,238,180
    10,000  Takefuji Corporation (Financial Services)                                  718,407     1,659,957
    27,000  Tokyo Electric Power Company Incorporated (Electric Utilities)             628,475       621,853
                                                                                  ------------   -----------
                                                                                  $  9,814,589   $14,810,608

            MEXICO - 1.83%
    34,000  Grupo Elektra SA de CV GDR (Retailers)                                $    560,548   $   163,625
   333,500  Telefonos de Mexico SA (Communications)                                  1,122,554     1,193,763
                                                                                  ------------   -----------
                                                                                  $  1,683,102   $ 1,357,388

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999          International Equity Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCKS (CONTINUED)
            NETHERLANDS - 6.63%
    17,000  Koninklijke Ahold NV (Food Retailers)                                 $    475,892   $   558,681
    11,040  Koninklijke (Royal) Philips Electronics NV (Electronics)                   946,900     1,115,040
    14,800  Royal Dutch Petroleum (Oil & Gas)                                          820,044       874,125
    19,757  Unilever NV (Consumer - Diversified)                                     1,379,029     1,342,698
    16,800  United Pan-Europe Communications NV (Media, Broadcasting &
              Publishing)+                                                             720,620     1,036,323
                                                                                  ------------   -----------
                                                                                  $  4,342,485   $ 4,926,867

            NEW ZEALAND - 0.19%
    81,900  Tranz Rail Holdings Limited (Transportation)                          $    456,063   $   141,507

            NORWAY - 1.15%
    45,400  Petroleum Geo-Services ASA (Oil & Gas)+                               $  1,133,241   $   851,522

            SINGAPORE - 3.34%
   139,560  DBS Bank Limited (Banking)                                            $    711,755   $ 1,558,871
    58,800  Singapore Press Holdings Limited (Media - Broadcasting &
              Publishing)                                                              669,957       926,418
                                                                                  ------------   -----------
                                                                                  $  1,381,712   $ 2,485,289

            SOUTH KOREA - 0.84%
    16,900  Korea Telecom Corporation ADR (Communications)+                       $    578,221   $   625,300

            SPAIN - 3.20%
    60,000  Banco Santander Central Hispano SA (Banking)                          $    455,610   $   619,620
    27,600  Superdiplo SA (Food Retailers)+                                            691,687       565,651
    74,907  Telefonica SA (Communications)                                             758,686     1,197,396
                                                                                  ------------   -----------
                                                                                  $  1,905,983   $ 2,382,667

International Equity Fund          PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCKS (CONTINUED)
            SWEDEN - 1.47%
    35,000  Telefonaktiebolaget LM Ericsson ADR (Communications Equipment)        $    781,896   $ 1,093,750

            SWITZERLAND - 2.80%
       400  Nestle SA (Beverages, Food & Tobacco)                                 $    638,846   $   750,349
       900  Novartis AG - Registered Shares (Pharmaceuticals)                        1,402,586     1,332,668
                                                                                  ------------   -----------
                                                                                  $  2,041,432   $ 2,083,017

            TAIWAN - 0.50%
    15,300  ASE Test Limited TDR (Electronics)+                                   $    366,240   $   371,027
                                                                                  ------------   -----------
            TOTAL COMMON STOCKS                                                   $ 52,112,617   $66,659,576

            PREFERRED STOCKS - 2.92%
            BRAZIL - 1.11%
 9,191,630  Telecomunicacoes de Sao Paulo SA (Communications)                     $  1,226,003   $   823,570

            GERMANY - 1.81%
     3,000  SAP AG - Vorzug (Computer Software & Processing)                      $  1,338,936   $ 1,349,645
                                                                                  ------------   -----------
            TOTAL PREFERRED STOCKS                                                $  2,564,939   $ 2,173,215

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999          International Equity Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            MUTUAL FUNDS - 2.72%
            UNITED STATES - 2.72%
   145,000  WEBS - Japan Index Series                                             $  2,034,847   $ 2,020,937
                                                                                  ------------   -----------
            TOTAL MUTUAL FUNDS                                                    $  2,034,847   $ 2,020,937

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $56,712,403)* (Notes 1 and 3)                      95.28%               $70,853,728
            Other Assets and Liabilities, Net                         4.72                  3,509,298
                                                                    ------                -----------
            TOTAL NET ASSETS                                        100.00%               $74,363,026
                                                                    ======                ===========
------------------------------------------------------------------------------------------------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX IS $57,708,236 AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation         $15,595,275
Gross Unrealized Depreciation          (2,449,783)
                                      -----------
NET UNREALIZED APPRECIATION           $13,145,492
                                      ===========

The accompanying notes are an integral part of these financial statements.

Small Cap Fund                     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCK - 95.65%
            APPAREL & ACCESSORY STORES - 0.21%
     4,725  Children's Place+                                                     $    198,145   $   125,803

            AUTOMOTIVE DEALERS & GASOLINE - 0.95%
    25,715  CSK Auto Corporation+                                                 $    629,999   $   560,908

            AUTOMOTIVE REPAIR & SERVICES - 0.54%
    15,377  Avis Rent A Car Incorporated+                                         $    402,089   $   320,995

            BUSINESS SERVICES - 23.44%
    13,475  Active Software Incorporated+                                         $    173,541   $   322,558
    10,700  Actuate Corporation+                                                       328,667       362,463
     6,355  Agile Software Corporation+                                                217,237       406,720
    19,504  Bindview Development Corporation+                                          360,711       383,985
     9,350  Broadvision Incorporated+                                                  693,871     1,244,134
     3,518  Commerce One Incorporated+                                                 172,430       343,775
    14,825  Concur Technologies+                                                       468,438       422,513
     4,450  Cybersource Corporation+                                                    94,020       246,419
    19,197  Entrust Technologies Incorporated+                                         493,112       430,733
     6,600  Goto.Com Incorporated+                                                     161,381       344,025
    13,927  High Speed Access Corporation+                                             280,249       319,451
     7,661  Homestore.Com Incorporated+                                                212,366       319,368
    15,000  Internap Network Services Corporation+                                     300,000       669,375
    15,000  International Integration Incorporated+                                    298,259       491,250
     5,530  Lamar Advertising Company+                                                 229,188       273,735
     7,850  Liquid Audio Incorporated+                                                 312,840       290,450
    22,440  Mercury Interactive Corporation+                                           897,059     1,448,783
    16,240  Micromuse Incorporated+                                                    746,135     1,043,420
    10,500  NetZero Incorporated+                                                      221,175       273,000
    23,201  Nova Corporation+                                                          649,908       580,025
        25  PRI Automation Incorporated+                                                   913           903
    13,700  Saleslogix Corporation+                                                    191,274       274,000
     6,125  Security First Technology+                                                 254,707       238,109
     5,319  SEI Investments Company                                                    470,980       474,887
     3,675  TMP Worldwide Incorporated+                                                212,466       223,716
    19,675  TSI International Software Limited+                                        401,670       533,684

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                     Small Cap Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCK (CONTINUED)
    11,529  USWeb Corporation+                                                    $    360,010   $   395,589
    10,875  Verticalnet Incorporated+                                                  357,468       402,375
    12,100  Vignette Corporation+                                                      855,205     1,095,050
                                                                                  ------------   -----------
                                                                                  $ 10,415,280   $13,854,495

            CHEMICALS & ALLIED PRODUCTS - 6.27%
    21,481  Cambrex Corporation                                                   $    545,956   $   567,904
    22,425  Chirex Incorporated+                                                       704,613       578,845
     8,125  Gilead Sciences Incorporated+                                              502,791       521,523
    12,100  ICN Pharmaceuticals Incorporated                                           371,077       207,969
     2,950  IDEC Pharmaceuticals Corporation+                                          283,339       277,392
     6,450  King Pharmaceuticals Incorporated+                                         248,477       225,750
    18,335  Medicis Pharmaceutical+                                                    526,746       522,548
    19,749  Pharmacyclics Incorporated+                                                544,639       807,240
                                                                                  ------------   -----------
                                                                                  $  3,727,638   $ 3,709,171

            COMMUNICATIONS - 13.31%
    11,975  24/7 Media Incorporated+                                              $    389,852   $   453,553
     9,600  AirGate PCS Incorporated+                                                  163,200       238,800
     6,575  Aironet Wireless Communications Incorporated+                               75,680       138,075
    10,050  Caprock Communications Corporation+                                        363,828       233,663
     7,000  Commonwealth Telephone Enterprises                                         341,792       308,000
    12,655  Concentric Network Corporation+                                            493,320       257,055
    15,350  Crown Castle International Corporation+                                    309,835       287,334
    36,300  Cumulus Media Incorporated+                                                910,602     1,186,556
    12,616  Emmis Communications Corporation+                                          609,327       833,445
    12,034  Globix Corporation+                                                        527,580       562,590
    15,943  Insight Communications+                                                    403,436       456,368
    27,694  ITC Deltacom Incorporated+                                                 578,236       761,585
    19,600  Macromedia Incorporated+                                                   824,122       801,150
    25,225  Network Plus Corporation+                                                  474,242       348,420
        25  Pacific Gateway Exchange+                                                      425           409
    25,025  Skytel Communications Incorporated+                                        538,185       458,270

Small Cap Fund                     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCK (CONTINUED)
    14,967  True North Communications                                             $    451,341   $   544,425
                                                                                  ------------   -----------
                                                                                  $  7,455,003   $ 7,869,698

            COMPUTER HARDWARE/SOFTWARE - 0.50%
     5,512  Gadzoox Networks Incorporated+                                        $    296,869   $   296,959

            DOMESTIC DEPOSITORY INSTITUTIONS - 3.57%
    22,766  Commercial Federal Corporation                                        $    529,205   $   446,783
    35,599  Community First Bankshare                                                  816,660       600,733
    37,292  Firstfed Financial Corporation                                             772,291       647,949
    17,090  Silicon Valley Bancshares                                                  393,689       412,296
                                                                                  ------------   -----------
                                                                                  $  2,511,845   $ 2,107,761

            EDUCATIONAL SERVICES - 0.39%
    11,529  Devry Incorporated+                                                   $    299,438   $   230,580

            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.34%
    18,000  Amkor Technology Incorporated+                                        $    318,378   $   290,250
    10,125  Antec Corporation+                                                         344,854       537,891
     7,950  Applied Micro Circuits+                                                    352,109       453,150
     6,925  Burr-Brown Corporation+                                                    274,980       273,538
    19,900  CTC Communications Corporation+                                            336,636       327,106
    13,925  Cypress Semiconductor Corporation+                                         328,946       299,388
     6,400  DII Group Incorporated+                                                    236,511       225,200
     3,143  Globespan Incorporated+                                                    169,595       198,402
    10,875  Lattice Semiconductor+                                                     348,859       322,852
     8,575  Micrel Incorporated+                                                       342,081       371,941
     9,011  Novellus Systems Incorporated+                                             568,754       607,679
    26,301  Nvidia Corporation+                                                        539,742       506,294
    14,516  Power Integrations Incorporated+                                           525,033     1,005,233
     9,000  Power-One Incorporated+                                                    239,588       229,500
     8,475  Terayon Communication Systems+                                             371,484       414,216
     5,000  Transwitch Corporation+                                                    254,523       285,000

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                     Small Cap Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCK (CONTINUED)
     8,475  Unitrode Corporation+                                                 $    321,592   $   355,950
                                                                                  ------------   -----------
                                                                                  $  5,873,665   $ 6,703,590

            ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 6.42%
     8,350  Abacus Direct Corporation+                                            $    852,938   $ 1,017,656
     3,450  Affymetrix Incorporated+                                                   315,459       339,609
    25,750  Cephalon Incorporated+                                                     468,285       462,697
     5,975  Flycast Communications+                                                    178,047       271,863
    11,530  Medquist Incorporated+                                                     428,640       385,534
     5,725  Millennium Pharmaceutical+                                                 304,796       372,125
    15,435  Navigant Consulting Company+                                               570,928       715,798
     5,175  The Profit Recovery Group+                                                 196,136       230,934
                                                                                  ------------   -----------
                                                                                  $  3,315,229   $ 3,796,216

            FOOD & KINDRED PRODUCTS - 0.99%
    20,357  American Italian Pasta Company+                                       $    643,441   $   582,719

            GENERAL MERCHANDISE STORES - 1.87%
    17,015  Ames Dept Stores Incorporated+                                        $    632,736   $   542,353
    19,114  BJ's Wholesale Club Incorporated+                                          512,784       565,058
                                                                                  ------------   -----------
                                                                                  $  1,145,520   $ 1,107,411

            HEALTH SERVICES - 1.61%
    43,191  Caremark Rx Incorporated+                                             $    359,519   $   242,949
     3,667  Express Scripts Incorporated+                                              243,667       286,943
    12,875  Laser Vision Centers Incorporated+                                         353,008       180,653
    23,950  Novamed Eyecare Incorporated+                                              222,165       243,991
                                                                                  ------------   -----------
                                                                                  $  1,178,359   $   954,536

Small Cap Fund                     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCK (CONTINUED)
            HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.00%
    14,725  Rex Stores Corporation+                                               $    519,518   $   456,475
    28,668  Tuesday Morning Corporation+                                               546,682       723,867
                                                                                  ------------   -----------
                                                                                  $  1,066,200   $ 1,180,342

            INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT - 4.10%
     3,075  Emulex Corporation+                                                   $    266,856   $   264,066
    15,875  Lam Research Corporation+                                                  888,330       968,375
     9,815  Paradyne Networks Incorporated+                                            252,201       274,820
     6,300  Radware Limited+                                                           154,584       173,250
    17,500  Visual Networks Incorporated+                                              690,456       742,656
                                                                                  ------------   -----------
                                                                                  $  2,252,427   $ 2,423,167

            INSURANCE CARRIERS - 0.47%
    16,425  Miix Group Incorporated                                               $    253,993   $   278,198

            MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.71%
    16,678  Cerus Corporation+                                                    $    372,861   $   387,764
    21,837  Cymer Incorporated+                                                        601,015       757,471
    11,668  Microchip Technology Incorporated+                                         500,582       599,444
     6,050  Optical Coating Lab Incorporated                                           526,182       556,978
    26,475  Summit Technology Incorporated+                                            530,352       484,823
                                                                                  ------------   -----------
                                                                                  $  2,530,992   $ 2,786,480

            MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.87%
    26,550  Yankee Candle Company Incorporated+                                   $    508,515   $   512,747

            MISCELLANEOUS RETAIL - 0.91%
    10,400  Ashford.com Incorporated+                                             $    135,150   $    95,875
    11,501  Zale Corporation+                                                          393,898       440,632
                                                                                  ------------   -----------
                                                                                  $    529,048   $   536,507

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                     Small Cap Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCK (CONTINUED)
            NONDEPOSITORY CREDIT INSTITUTIONS - 2.91%
    44,867  Americredit Corporation+                                              $    638,120   $   670,200
    22,359  Metris Companies Incorporated+                                             612,890       658,193
    16,025  Nextcard Incorporated+                                                     411,657       392,613
                                                                                  ------------   -----------
                                                                                  $  1,662,667   $ 1,721,006

            OIL & GAS EXTRACTION - 2.94%
    12,695  BJ Services Company+                                                  $    396,670   $   403,860
    12,875  Helmerich & Payne Incorporated                                             373,184       325,898
    12,225  Newfield Exploration Company+                                              364,710       402,660
        50  Ocean Energy Incorporated+                                                     575           509
     6,450  Stone Energy Corporation+                                                  325,498       328,144
    14,096  UTI Energy Corporation+                                                    249,575       273,990
                                                                                  ------------   -----------
                                                                                  $  1,710,212   $ 1,735,061

            PRIMARY METAL INDUSTRIES - 0.62%
    11,300  Commscope Incorporated+                                               $    350,308   $   367,250

            SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.09%
     8,345  Southwest Securities                                                  $    418,209   $   225,315
    18,825  Waddle & Reed Financial                                                    449,369       417,680
                                                                                  ------------   -----------
                                                                                  $    867,578   $   642,995

            TRANSPORTATION SERVICES - 0.54%
     9,775  Cheap Tickets Incorporated+                                           $    364,656   $   316,466

            WHOLESALE TRADE-DURABLE GOODS - 2.08%
    11,475  Chemdex Corporation+                                                  $    219,595   $   353,573
     6,450  Cytyc Corporation+                                                         252,087       249,534
     9,700  Insight Enterprises Incorporated+                                          330,508       315,250
    21,900  Wesco International Incorporated+                                          390,392       309,338
                                                                                  ------------   -----------
                                                                                  $  1,192,582   $ 1,227,695

Small Cap Fund                     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCK (CONTINUED)
            WHOLESALE TRADE-NONDURABLE GOODS - 1.01%
    12,660  Amerisource Health Corporation+                                       $    368,805   $   299,884
     7,996  Barrett Resources Corporation+                                             301,280       295,352
                                                                                  ------------   -----------
                                                                                  $    670,085   $   595,236
            TOTAL COMMON STOCKS                                                   $ 52,051,783   $56,543,992

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999                     Small Cap Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            SHORT-TERM INSTRUMENTS - 1.33%
            REPURCHASE AGREEMENTS
$  786,000  Goldman Sachs Pooled Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities (Cost
              $786,000)                                                 5.28%      10/01/99     $   786,000

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $52,837,783)* (Notes 1 and 3)                      96.98%               $57,329,992
            Other Asset and Liabilities, Net                          3.02                  1,783,652
                                                                    ------                -----------
            TOTAL NET ASSETS                                        100.00%               $59,113,644
                                                                    ======                ===========
------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $53,189,564 AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation         $ 7,346,642
Gross Unrealized Depreciation          (3,206,214)
                                      -----------
NET UNREALIZED APPRECIATION           $ 4,140,428
                                      ===========

The accompanying notes are an integral part of these financial statements.

Strategic Growth Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCK - 95.48%
            APPAREL & ACCESSORY STORES - 0.65%
    40,000  Ross Stores Incorporated                                              $    760,000  $    805,000

            BUSINESS SERVICES - 23.37%
    20,942  Agile Software Corporation+                                           $  1,175,922  $  1,340,288
    30,000  Bindview Development Corporation+                                          644,278       590,625
    19,025  Broadvision Incorporated+                                                1,324,585     2,531,514
    20,000  Check Point Software+                                                    1,297,188     1,688,750
    29,275  Concur Technologies Incorporated+                                          701,553       834,338
    30,000  Entrust Technologies Incorporated+                                         837,813       673,125
     4,817  Gartner Group Incorporated+                                                132,509        80,384
    16,100  Homestore.Com Incorporated+                                                378,125       671,169
    22,500  Internap Network Services Corporation+                                   1,168,760     1,004,063
    52,500  International Integration Incorporated+                                    976,266     1,719,375
    15,000  Intuit Incorporated+                                                     1,387,500     1,314,845
    42,775  Mercury Interactive Corporation+                                         1,747,687     2,761,661
    48,950  Micromuse Incorporated+                                                  2,111,663     3,145,038
    20,000  Omnicom Group Incorporated                                               1,244,950     1,583,750
    37,835  Saleslogix Corporation+                                                    340,515       756,700
    20,000  TSI International Software Limited+                                        375,000       542,500
    21,500  Usweb Corporation+                                                         465,563       737,719
    20,000  Verio Incorporated+                                                        547,500       620,000
    20,000  Veritas Software Company+                                                1,053,907     1,518,750
    21,400  Verticalnet Incorporated+                                                  695,862       791,800
    40,000  Vignette Corporation+                                                    2,841,651     3,619,997
    40,000  Voyager.Net Incorporated+                                                  633,517       350,000
                                                                                  ------------  ------------
                                                                                  $ 22,082,314  $ 28,876,391

            CHEMICALS & ALLIED PRODUCTS - 6.89%
    30,000  Biogen Incorporated+                                                  $  1,899,563  $  2,364,375
    17,500  Centocor Incorporated+                                                     687,957     1,024,844
    30,000  Chirex Incorporated+                                                       960,000       774,375
    28,000  Invitrogen Corporation+                                                    706,000       941,500
    15,000  MedImmune Incorporated+                                                    794,250     1,494,845

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Strategic Growth Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCK (CONTINUED)
    46,875  Pharmacyclics Incorporated+                                           $  1,899,202  $  1,916,015
                                                                                  ------------  ------------
                                                                                  $  6,946,972  $  8,515,954

            COMMUNICATIONS - 12.47%
    24,650  24/7 Media Incorporated+                                              $    719,869  $    933,619
    20,000  Aironet Wireless Communications+                                           267,500       420,000
    29,100  American Tower                                                             739,673       569,269
    59,865  AMFM Incorporated+                                                       3,123,392     3,644,282
    50,000  Aspect Telecommunications+                                                 850,000       848,440
    30,000  Crown Castle International Corporation+                                    601,875       561,564
    25,000  Cumulus Media Incorporated+                                                683,438       817,188
    10,000  Destia Commmunications Incorporated+                                       132,500       125,000
    25,000  Globix Corporation+                                                        928,422     1,168,750
    40,000  ITC Deltacom Incorporated+                                                 925,000     1,100,000
    59,850  Macromedia Incorporated+                                                 2,629,629     2,446,369
    32,000  McLeod Incorporated+                                                       658,320     1,362,000
    27,200  Nextlink Communication+                                                    680,432     1,410,150
                                                                                  ------------  ------------
                                                                                  $ 12,940,050  $ 15,406,631

            COMPUTER HARDWARE/SOFTWARE - 0.55%
    20,000  Actuate Corporation+                                                  $    608,362  $    677,500

            DOMESTIC DEPOSITORY INSTITUTIONS - 4.14%
    30,000  City National Corporation                                             $  1,120,091  $  1,006,875
    40,000  Firstar Corporation                                                        988,300     1,025,000
    15,000  Northern Trust Corporation                                               1,127,500     1,252,500
     9,000  U.S. Trust Corporation                                                     667,625       723,375
    20,000  Zions Bancorporation+                                                      950,625     1,102,500
                                                                                  ------------  ------------
                                                                                  $  4,854,141  $  5,110,250

Strategic Growth Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCK (CONTINUED)
            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.33%
    35,400  Amkor Technology Incorporated+                                        $    617,751  $    570,825
    17,000  Applied Micro Circuits Company+                                            692,062       969,000
    10,000  Broadcom Corporation+                                                      643,133     1,090,000
    35,000  Cypress Semiconductor Corporation+                                         904,726       752,500
    50,000  Digital Microwave Corporation+                                             746,095       784,375
    20,000  Flextronics International Limited+                                         915,000     1,163,750
    12,500  Inet Technologies Incorporated+                                            321,250       498,829
    55,000  Maxim Integrated Products+                                               3,804,999     3,470,159
    79,450  Nvidia Corporation+                                                      1,443,330     1,529,413
    27,000  Power Integrations Incorporated+                                         1,866,123     1,869,749
    15,000  Sanmina Corporation+                                                       873,176     1,160,625
    15,450  Unitrode Corporation+                                                      680,715       648,900
    30,000  Xilinx Incorporated+                                                     1,160,750     1,965,939
                                                                                  ------------  ------------
                                                                                  $ 14,669,110  $ 16,474,064

            ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.33%
    10,000  Abacus Direct Corporation+                                            $  1,141,250  $  1,218,750
    20,000  Cephalon Incorporated+                                                     341,875       359,376
    10,500  Millennium Pharmaceutical+                                                 487,594       682,500
    40,000  Navigant Consulting Company+                                             1,899,125     1,855,000
                                                                                  ------------  ------------
                                                                                  $  3,869,844  $  4,115,626

            FOOD & KINDRED PRODUCTS - 0.12%
     5,000  American Italian Pasta Company+                                       $    142,049  $    143,121

            GENERAL MERCHANDISE STORES - 2.79%
    20,000  Ames Department Stores Incorporated+                                  $    865,938  $    637,500
    50,000  Dollar General Corporation                                               1,049,992     1,543,750
    45,000  TJX Company Incorporated                                                 1,262,181     1,262,813
                                                                                  ------------  ------------
                                                                                  $  3,178,111  $  3,444,063

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Strategic Growth Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCK (CONTINUED)
            HEALTH SERVICES - 0.41%
    50,000  Novamed Eyecare Incorporated+                                         $    550,625  $    509,375

            HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 3.86%
    22,000  Best Buy Company Incorporated+                                        $  1,288,320  $  1,365,375
    20,000  Circuit City Stores Incorporated                                           521,635       843,750
    20,000  Tandy Corporation                                                          562,335     1,033,750
    60,350  Tuesday Morning Corporation+                                             1,517,537     1,523,837
                                                                                  ------------  ------------
                                                                                  $  3,889,827  $  4,766,713

            INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.32%
    35,000  Baker Hughes Incorporated                                             $  1,019,288  $  1,015,000
    53,925  Lam Research Corporation+                                                3,224,384     3,289,425
    36,570  Lexmark International Group Incorporated+                                1,541,412     2,943,885
     8,800  Radware Limited+                                                           315,975       242,000
    36,575  Visual Networks Incorporated+                                            1,451,125     1,552,152
                                                                                  ------------  ------------
                                                                                  $  7,552,184  $  9,042,462

            MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.43%
    42,000  Cymer Incorporated+                                                   $  1,061,560  $  1,456,875
    25,000  Guidant Corporation+                                                     1,070,263     1,340,625
    12,500  JDS Uniphase Corporation+                                                  359,844     1,422,656
    25,000  Summit Technology Incorporated+                                            642,533       457,813
    10,000  VISX Incorporated+                                                         821,250       790,938
                                                                                  ------------  ------------
                                                                                  $  3,955,450  $  5,468,907

            MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.52%
    33,400  Yankee Candle Company Incorporated+                                   $    654,179  $    645,038

Strategic Growth Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCK (CONTINUED)
            NONDEPOSITORY CREDIT INSTITUTIONS - 1.95%
    55,000  Metris Companies Incorporated                                         $  1,316,556  $  1,619,063
    10,000  Providian Financial Corporation                                            858,738       791,875
                                                                                  ------------  ------------
                                                                                  $  2,175,294  $  2,410,938

            OIL & GAS EXTRACTION - 2.83%
    35,000  Diamond Offshore Drilling                                             $    890,588  $  1,168,125
    22,600  Newfield Exploration Company+                                              721,026       744,388
    12,000  Stone Energy Corporation+                                                  613,083       610,500
    50,000  UTI Energy Corporation+                                                    786,355       971,875
                                                                                  ------------  ------------
                                                                                  $  3,011,052  $  3,494,888

            RAILROAD TRANSPORTATION - 0.60%
    16,000  Kansas City South Industries                                          $    780,835  $    743,000

            RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.68%
    65,000  Weatherford International+                                            $  1,666,082  $  2,080,000

            SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.87%
    20,000  E Trade Group Incorporated+                                           $    448,925  $    470,000
    50,000  Knight/Trimark Group Incorporated+                                       1,463,439     1,481,250
    30,000  T Rowe Price & Associates                                                1,069,688       823,125
    35,000  Waddle & Reed Financial                                                    722,531       776,563
                                                                                  ------------  ------------
                                                                                  $  3,704,583  $  3,550,938

            WHOLESALE TRADE-DURABLE GOODS - 0.98%
    20,000  Chemdex Corporation+                                                  $    580,936  $    616,250
    15,000  Martin Marietta Materials Incorporated                                     776,607       599,063
                                                                                  ------------  ------------
                                                                                  $  1,357,543  $1,215,313

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999              Strategic Growth Fund
------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                             COST          VALUE
            COMMON STOCK (CONTINUED)
            WHOLESALE TRADE-NONDURABLE GOODS - 0.41%
    28,000  U.S. Foodservice Corporation+                                         $    610,065  $    504,000
                                                                                  ------------  ------------
            TOTAL COMMON STOCKS                                                   $ 99,958,672  $118,000,172

                                                                     INTEREST       MATURITY
PRINCIPAL                                                              RATE           DATE          VALUE
            SHORT-TERM INSTRUMENTS - 8.11%
            REPURCHASE AGREEMENTS
$  865,000  Goldman Sachs Pooled Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.28          10/01/99  $    865,000
   873,000  HSBC Securities Incorporated Repurchase Agreement -
              102% Collateralized by U.S. Government Securities         5.28          10/01/99       873,000
 5,980,000  JP Morgan Securities Incorporated Repurchase Agreement
              - 102% Collateralized by U.S. Government Securities       5.25          10/01/99     5,980,000
 2,306,000  Morgan Stanley & Company Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.20          10/01/99     2,306,000
                                                                                                ------------
            TOTAL SHORT-TERM INSTRUMENTS                                                        $ 10,024,000
            (Cost $10,024,000)

Strategic Growth Fund              PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
------------------------------------------------------------------------

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $109,982,672)* (Notes 1 and 3)                    103.60%              $128,024,172
            Other Asset and Liabilities, Net                         (3.60)                (4,444,029)
                                                                    ------               ------------
            TOTAL NET ASSETS                                        100.00%              $123,580,143
                                                                    ======               ============
------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES
  *  COST FOR FEDERAL INCOME TAX PURPOSES IS $110,469,745 AND NET
     UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation         $20,857,147
Gross Unrealized Depreciation          (3,312,720)
                                      -----------
NET UNREALIZED APPRECIATION           $17,554,427
                                      ===========

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

Equity Funds            STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 1999
------------------------------------------------------------------------

                                                               DIVERSIFIED
                                                                    EQUITY
                                                  BALANCED          INCOME
                                                      FUND            FUND

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                               $ 62,934,308    $178,653,477
  Cash                                               6,326           6,337
  Cash denominated in foreign currencies
    (cost $1,956,389)                                    0               0
RECEIVABLES:
  Cash collateral for securities loaned                  0      23,937,713
  Dividends and interest                           370,390         803,992
  Recoverable foreign withholding taxes                  0               0
  Fund shares sold                                  49,719           5,693
  Investment securities sold                     2,024,544       1,728,192
  Variation margin on futures contracts                  0               0
Organization expenses, net of
  amortization                                      17,530           1,974
Prepaid expenses                                         0               0
Other receivables                                        0               0
TOTAL ASSETS                                    65,402,817     205,137,378

LIABILITIES
Payables:
  Cash collateral for securities loaned                  0      23,937,713
  Investment securities purchased                1,587,838       1,706,213
  Distribution to shareholders                      21,893          53,796
  Fund shares redeemed                             276,978         187,446
  Loss on foreign currency forward
    contracts                                            0               0
  Due to distributor (Note 2)                        8,699         125,131
  Due to adviser (Note 2)                           58,132         172,711
Accrued expenses                                    91,245         126,615
Other payables                                       1,732           7,866
TOTAL LIABILITIES                                2,046,517      26,317,491
TOTAL NET ASSETS                              $ 63,356,300    $178,819,887
NET ASSETS CONSIST OF:
  Paid-in capital                             $ 51,163,860    $146,329,577
  Undistributed net investment income
    (loss)                                    $       (103)   $        (23)
  Undistributed net realized gain (loss)
    on investments and foreign currency
    transactions                                 7,212,435       7,653,129
  Net unrealized appreciation
    (depreciation) of investments and
    translation of assets and
    liabilities in foreign currencies            4,980,108      24,837,204
  Net unrealized appreciation
    (depreciation) of futures                            0               0
TOTAL NET ASSETS                              $ 63,356,300    $178,819,887

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                          $ 25,548,699    $129,092,828
Shares outstanding - Class A                     2,308,979       8,417,380
Net asset value per share - Class A           $      11.06    $      15.34
Maximum offering price per share -
  Class A                                     $      11.73(1) $      16.28(1)
Net assets - Class B                          $ 10,323,831    $ 49,727,059
Shares outstanding - Class B                     1,031,849       3,461,188
Net asset value and offering price per
  share - Class B                             $      10.01    $      14.37
Net assets - Class C                                   N/A             N/A
Shares outstanding - Class C                           N/A             N/A
Net asset value and offering price per
  share - Class C                                      N/A             N/A
Net assets - Class O                                   N/A             N/A
Shares outstanding - Class O                           N/A             N/A
Net asset value and offering price per
  share - Class O                                      N/A             N/A
Net assets - Institutional Class              $ 27,483,770             N/A
Shares outstanding - Institutional Class         2,491,892             N/A
Net asset value and offering price per
  share - Institutional Class                 $      11.03             N/A
INVESTMENT AT COST (NOTE 3)                   $ 57,954,200    $153,816,273
--------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 1999            Equity Funds
------------------------------------------------------------------------

                                                  EQUITY          EQUITY                    INTERNATIONAL
                                                   INDEX           VALUE          GROWTH           EQUITY       SMALL CAP
                                                    FUND            FUND            FUND             FUND            FUND

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                             $677,009,629    $213,114,568    $391,293,415    $ 70,853,728     $ 57,329,992
  Cash                                             5,023           6,565           6,456       4,066,787            6,027
  Cash denominated in foreign currencies
    (cost $1,956,389)                                  0               0               0       1,970,528                0
RECEIVABLES:
  Cash collateral for securities loaned                0      27,749,224      65,123,883               0        7,948,102
  Dividends and interest                         736,555         364,280         377,555         101,320            6,766
  Recoverable foreign withholding taxes                0               0               0          28,427                0
  Fund shares sold                             1,724,298          68,066         135,061         178,410        1,816,757
  Investment securities sold                     429,658      10,763,661       2,805,790         693,908        1,645,982
  Variation margin on futures contracts          219,600               0               0               0                0
Organization expenses, net of
  amortization                                         0          16,487           1,541          23,651           20,082
Prepaid expenses                                  37,307          14,146               0          75,066                0
Other receivables                                      0               0               0               0           18,567
TOTAL ASSETS                                 680,162,070     252,096,997     459,743,701      77,991,825       68,792,275

LIABILITIES
Payables:
  Cash collateral for securities loaned                0      27,749,224      65,123,883               0        7,948,102
  Investment securities purchased              1,073,049       8,339,873               0       3,195,187        1,445,755
  Distribution to shareholders                     6,882         169,011               0               0                0
  Fund shares redeemed                           433,029       1,118,891         311,162          90,109           77,953
  Loss on foreign currency forward
    contracts                                          0               0               0           1,124                0
  Due to distributor (Note 2)                     65,132          45,460         202,712         187,436           18,891
  Due to adviser (Note 2)                        377,250         194,225         353,995         106,567           46,324
Accrued expenses                                 164,258         156,708         120,527          48,376          141,606
Other payables                                         0               0             403               0                0
TOTAL LIABILITIES                              2,119,600      37,773,392      66,112,682       3,628,799        9,678,631
TOTAL NET ASSETS                            $678,042,470    $214,323,605    $393,631,019    $ 74,363,026     $ 59,113,644
NET ASSETS CONSIST OF:
  Paid-in capital                           $236,764,225    $150,171,188    $254,950,968    $ 60,221,346     $ 50,930,724
  Undistributed net investment income
    (loss)                                             0               0        (270,938)        657,314         (559,288)
  Undistributed net realized gain (loss)
    on investments and foreign currency
    transactions                              26,036,831      31,066,767      50,282,526        (613,542)       4,249,999
  Net unrealized appreciation
    (depreciation) of investments and
    translation of assets and
    liabilities in foreign currencies        416,044,989      33,085,650      88,668,463      14,097,908        4,492,209
  Net unrealized appreciation
    (depreciation) of futures                   (803,575)              0               0               0                0
TOTAL NET ASSETS                            $678,042,470    $214,323,605    $393,631,019    $ 74,363,026     $ 59,113,644

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                        $611,111,458    $ 31,764,476    $315,133,892    $ 35,779,475     $ 16,661,508
Shares outstanding - Class A                   7,821,206       2,228,532      13,794,103       2,816,649          635,289
Net asset value per share - Class A         $      78.14    $      14.25    $      22.85    $      12.70     $      26.23
Maximum offering price per share -
  Class A                                   $      82.91(1) $      15.12(1) $      24.24(1) $      13.47(1)  $      27.83(1)
Net assets - Class B                        $ 66,930,764    $ 58,489,674    $ 60,909,361    $ 37,910,665     $ 18,718,128
Shares outstanding - Class B                     855,983       5,008,244       3,781,751       3,023,801          727,625
Net asset value and offering price per
  share - Class B                           $      78.19    $      11.67    $      16.11    $      12.54     $      25.72
Net assets - Class C                                 N/A    $    872,537             N/A    $    672,886     $  1,710,946
Shares outstanding - Class C                         N/A          74,736             N/A          53,674           66,539
Net asset value and offering price per
  share - Class C                                    N/A    $      11.67             N/A    $      12.54     $      25.71
Net assets - Class O                        $        248             N/A             N/A             N/A              N/A
Shares outstanding - Class O                $          3             N/A             N/A             N/A              N/A
Net asset value and offering price per
  share - Class O                           $      78.73             N/A             N/A             N/A              N/A
Net assets - Institutional Class                     N/A    $123,196,918    $ 17,587,766             N/A     $ 22,023,062
Shares outstanding - Institutional Class             N/A       8,648,001         656,366             N/A          826,221
Net asset value and offering price per
  share - Institutional Class                        N/A    $      14.25    $      26.80             N/A     $      26.66
INVESTMENT AT COST (NOTE 3)                 $260,964,640    $180,028,918    $302,624,952    $ 56,712,403     $ 52,837,783
-------------------------------------------------------------------------------------------------------------------------


                                             STRATEGIC
                                                GROWTH
                                                  FUND
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                           $128,024,172
  Cash                                           6,328
  Cash denominated in foreign currencies
    (cost $1,956,389)                                0
RECEIVABLES:
  Cash collateral for securities loaned     21,878,280
  Dividends and interest                        52,923
  Recoverable foreign withholding taxes              0
  Fund shares sold                             552,057
  Investment securities sold                 2,232,845
  Variation margin on futures contracts              0
Organization expenses, net of
  amortization                                       0
Prepaid expenses                                20,452
Other receivables                               10,996
TOTAL ASSETS                               152,778,053
LIABILITIES
Payables:
  Cash collateral for securities loaned     21,878,280
  Investment securities purchased            6,537,815
  Distribution to shareholders                       0
  Fund shares redeemed                         441,037
  Loss on foreign currency forward
    contracts                                        0
  Due to distributor (Note 2)                   23,460
  Due to adviser (Note 2)                      130,593
Accrued expenses                               186,725
Other payables                                       0
TOTAL LIABILITIES                           29,197,910
TOTAL NET ASSETS                          $123,580,143
NET ASSETS CONSIST OF:
  Paid-in capital                         $107,620,882
  Undistributed net investment income
    (loss)                                    (903,783)
  Undistributed net realized gain (loss)
    on investments and foreign currency
    transactions                            (1,178,456)
  Net unrealized appreciation
    (depreciation) of investments and
    translation of assets and
    liabilities in foreign currencies       18,041,500
  Net unrealized appreciation
    (depreciation) of futures                        0
TOTAL NET ASSETS                          $123,580,143
COMPUTATION OF NET ASSET VALUE AND OFFER
Net assets - Class A                      $ 90,700,082
Shares outstanding - Class A                 3,956,760
Net asset value per share - Class A       $      22.92
Maximum offering price per share -
  Class A                                 $      24.32(1)
Net assets - Class B                      $ 20,229,610
Shares outstanding - Class B                   732,697
Net asset value and offering price per
  share - Class B                         $      27.61
Net assets - Class C                      $ 12,650,451
Shares outstanding - Class C                   458,676
Net asset value and offering price per
  share - Class C                         $      27.58
Net assets - Class O                               N/A
Shares outstanding - Class O                       N/A
Net asset value and offering price per
  share - Class O                                  N/A
Net assets - Institutional Class                   N/A
Shares outstanding - Institutional Class           N/A
Net asset value and offering price per
  share - Institutional Class                      N/A
INVESTMENT AT COST (NOTE 3)               $109,982,672
-----------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

                                         STATEMENTS OF OPERATIONS - FOR THE YEAR
Equity Funds                                            ENDED SEPTEMBER 30 ,1999
------------------------------------------------------------------------


                                                           DIVERSIFIED
                                              BALANCED   EQUITY INCOME
                                                  FUND            FUND

INVESTMENT INCOME
  Dividends (net of foreign tax
    withholding of $81,700 for the
    International Equity Fund)               $ 910,745  $   5,738,306
  Interest                                   1,888,031        937,204
  Securities lending income                      6,682          4,187
TOTAL INVESTMENT INCOME                      2,805,458      6,679,697
EXPENSES (NOTE 2)
  Advisory fees                                450,447      1,084,369
  Administration fees                           74,633        215,573
  Custody fees                                  12,537         47,219
  Shareholder servicing fees                   187,685        650,621
  Portfolio accounting fees                     70,282        104,873
  Transfer agency fees                          77,505        332,899
  Distribution fees                             83,655        414,231
  Organization costs                             9,088          2,607
  Legal and audit fees                          49,624         70,536
  Registration fees                             48,986         46,172
  Directors' fees                                3,474          1,206
  Shareholder reports                           57,940         97,709
  Other                                          6,032         12,092
TOTAL EXPENSES                               1,131,888      3,080,107
  Less:
    Waived fees and reimbursed expenses       (139,592)      (104,331)
NET EXPENSES                                   992,296      2,975,776
NET INVESTMENT INCOME (LOSS)                 1,813,162      3,703,921

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS
  Net realized gain (loss) from:
    Investments                              6,895,905       (815,308)
    Foreign currency transactions                    0              0
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                              (5,433,726)    11,770,734
    Translation of other assets and
      liabilities in foreign currencies              0              0
    Futures                                          0              0
  NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS AND FUTURES        1,462,179     10,955,426
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $3,275,341 $  14,659,347
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS - FOR THE YEAR
ENDED SEPTEMBER 30 ,1999                                            Equity Funds
------------------------------------------------------------------------


                                                                                       INTERNATIONAL                     STRATEGIC
                                           EQUITY INDEX   EQUITY VALUE         GROWTH         EQUITY      SMALL CAP         GROWTH
                                                   FUND           FUND           FUND           FUND           FUND           FUND

INVESTMENT INCOME
  Dividends (net of foreign tax
    withholding of $81,700 for the
    International Equity Fund)            $   8,764,747  $   5,281,417  $   4,404,840  $     881,295  $     108,486  $     335,138
  Interest                                      373,576        250,052        400,490        135,355        181,811        277,090
  Securities lending income                           0          6,730          9,065              0         10,213         17,797
TOTAL INVESTMENT INCOME                       9,138,323      5,538,199      4,814,395      1,016,650        300,510        630,025
EXPENSES (NOTE 2)
  Advisory fees                               1,647,315      1,375,903      1,923,826        641,910        453,180        656,359
  Administration fees                           680,944        270,800        424,923         74,139         69,322        130,943
  Custody fees                                        0         45,955         69,885         89,998         43,613         52,922
  Shareholder servicing fees                  1,647,314        687,951      1,246,594        160,478        188,826        328,180
  Portfolio accounting fees                     193,283        116,533        145,189         67,193         70,258         87,752
  Transfer agency fees                          905,429        264,371        609,982         97,993         83,747        236,693
  Distribution fees                             319,991        551,498        421,534        296,017        135,334        323,543
  Organization costs                                  0          8,522          2,708         19,998         11,207              0
  Legal and audit fees                           69,507         94,651        111,172         61,999          5,028         50,033
  Registration fees                              20,324        110,359         72,441         40,000         61,275         38,510
  Directors' fees                                 2,422            186            427          4,599            398          1,210
  Shareholder reports                           109,774        172,944        112,698         29,999         53,779        142,297
  Other                                          43,832         37,637         14,588         11,501          1,660          7,701
TOTAL EXPENSES                                5,640,135      3,737,310      5,155,967      1,595,824      1,177,627      2,056,143
  Less:
    Waived fees and reimbursed expenses        (644,006)      (220,311)      (141,608)      (238,965)      (303,695)      (131,911)
NET EXPENSES                                  4,996,129      3,516,999      5,014,359      1,356,859        873,932      1,924,232
NET INVESTMENT INCOME (LOSS)                  4,142,194      2,021,200       (199,964)      (340,209)      (573,422)    (1,294,207)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS
  Net realized gain (loss) from:
    Investments                              30,876,204     29,851,190     51,072,520      1,514,412     10,238,590     11,181,065
    Foreign currency transactions                     0              0              0       (125,360)             0              0
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                             107,155,799    (12,549,932)    54,639,066     17,337,993     26,628,803     33,553,590
    Translation of other assets and
      liabilities in foreign currencies               0              0              0        (48,109)             0              0
    Futures                                    (721,825)             0              0              0              0              0
  NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS AND FUTURES       137,310,178     17,301,258    105,711,586     18,678,936     36,867,393     44,734,655
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $ 141,452,372  $  19,322,458  $ 105,511,622  $  18,338,727  $  36,293,971  $  43,440,448
----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Equity Funds                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                                                             BALANCED FUND
                                                ----------------------------------------------------------
                                                         FOR THE          FOR THE SIX              FOR THE
                                                      YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                                  SEPT. 30, 1999       SEPT. 30, 1998       MARCH 31, 1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                      $ 1,813,162          $ 1,194,336          $ 2,754,974
Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                                      6,895,905            1,325,963           12,381,862
Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                            (5,433,726)          (8,868,973)           7,449,221
Net unrealized appreciation
  (depreciation) of futures                                 0                    0                    0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                         3,275,341           (6,348,674)          22,586,057
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                          (744,122)            (446,512)            (995,417)
    CLASS B                                          (208,611)            (104,689)             (87,737)
    CLASS C                                               N/A                  N/A                  N/A
    INSTITUTIONAL CLASS                              (860,532)            (643,135)          (1,671,820)
    CLASS O                                               N/A                  N/A                  N/A
  From net realized gain on sale of
    investments
    CLASS A                                        (3,135,558)                   0           (3,617,920)
    CLASS B                                        (1,117,502)                   0             (567,992)
    CLASS C                                               N/A                  N/A                  N/A
    INSTITUTIONAL CLASS                            (3,675,240)                   0           (5,890,499)
    CLASS O                                               N/A                  N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A               1,519,746            1,780,827            5,461,758
  Reinvestment of dividends - Class A               4,006,305              428,485            4,463,706
  Cost of shares redeemed - Class A                (8,247,956)          (3,594,469)         (10,215,448)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                           (2,721,905)          (1,385,157)            (289,984)
  Proceeds from shares sold - Class B               1,557,640            2,843,163            8,275,611
  Reinvestment of dividends - Class B               1,360,787               83,450              614,957
  Cost of shares redeemed - Class B                (2,072,826)            (669,280)            (357,160)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                              845,601            2,257,333            8,533,408
  Proceeds from shares sold - Class C                     N/A                  N/A                  N/A
  Reinvestment of dividends - Class C                     N/A                  N/A                  N/A
  Cost of shares redeemed - Class C                       N/A                  N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                                  N/A                  N/A                  N/A
  Proceeds from shares sold -
    Institutional Class                             4,113,186            2,656,634            6,665,487
  Reinvestment of dividends -
    Institutional Class                             4,571,616              634,353            7,260,006
  Cost of shares redeemed -
    Institutional Class                           (14,808,347)         (14,135,771)         (23,971,016)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS               (6,123,545)         (10,844,784)         (10,045,523)
  Proceeds from shares sold - Class O                     N/A                  N/A                  N/A
  Reinvestment of dividends - Class O                     N/A                  N/A                  N/A
  Cost of shares redeemed - Class O                       N/A                  N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS O                                  N/A                  N/A                  N/A
INCREASE (DECREASE) IN NET ASSETS                 (14,466,073)         (17,515,618)           7,952,573

NET ASSETS:
  Beginning net assets                             77,822,373           95,337,991           87,385,418
ENDING NET ASSETS                                 $63,356,300          $77,822,373          $95,337,991
  ENDING BALANCE OF UNDISTRIBUTED NET
INVESTMENT
    INCOME (LOSS)                                        (103)                   0                    0
----------------------------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON FEBRUARY 17, 1998.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                                 Equity Funds
------------------------------------------------------------------------

                                                                         DIVERSIFIED EQUITY INCOME FUND         EQUITY INDEX
                                             ----------------------------------------------------------     ----------------
                                                      FOR THE          FOR THE SIX              FOR THE              FOR THE
                                                   YEAR ENDED         MONTHS ENDED           YEAR ENDED           YEAR ENDED
                                               SEPT. 30, 1999       SEPT. 30, 1998       MARCH 31, 1998       SEPT. 30, 1999

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                   $ 3,703,921          $ 2,116,192          $ 3,656,312          $ 4,142,194
Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                                    (815,308)          10,658,254           26,201,980           30,876,204
Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                         11,770,734          (49,736,820)          47,022,615          107,155,799
Net unrealized appreciation
  (depreciation) of futures                              0                    0                    0             (721,825)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     14,659,347          (36,962,374)          76,880,907          141,452,372
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (2,972,382)          (1,747,341)          (3,113,133)          (4,167,469)
    CLASS B                                       (731,562)            (368,851)            (543,179)                   0
    CLASS C                                            N/A                  N/A                  N/A                  N/A
    INSTITUTIONAL CLASS                                N/A                  N/A                  N/A                  N/A
    CLASS O                                            N/A                  N/A                  N/A                    0
  From net realized gain on sale of
    investments
    CLASS A                                    (16,190,809)                   0           (7,465,528)         (26,108,859)
    CLASS B                                     (5,969,417)                   0           (2,354,505)          (1,095,863)
    CLASS C                                            N/A                  N/A                  N/A                  N/A
    INSTITUTIONAL CLASS                                N/A                  N/A                  N/A                  N/A
    CLASS O                                            N/A                  N/A                  N/A                    0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            8,084,400            8,850,203           64,556,264           69,401,290
  Reinvestment of dividends - Class A           19,389,690            1,453,903           10,009,274           31,362,005
  Cost of shares redeemed - Class A            (61,076,727)         (34,097,957)         (55,531,440)        (115,068,851)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                       (33,602,637)         (23,793,851)          19,034,098          (14,305,556)
  Proceeds from shares sold - Class B            1,640,307            5,932,196           30,400,244           49,781,286
  Reinvestment of dividends - Class B            6,721,310              267,182            2,742,890            1,083,255
  Cost of shares redeemed - Class B            (16,873,929)          (6,463,251)          (7,439,195)          (4,874,045)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                        (8,512,312)            (263,873)          25,703,939           45,990,496
  Proceeds from shares sold - Class C                  N/A                  N/A                  N/A                  N/A
  Reinvestment of dividends - Class C                  N/A                  N/A                  N/A                  N/A
  Cost of shares redeemed - Class C                    N/A                  N/A                  N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                               N/A                  N/A                  N/A                  N/A
  Proceeds from shares sold -
    Institutional Class                                N/A                  N/A                  N/A                  N/A
  Reinvestment of dividends -
    Institutional Class                                N/A                  N/A                  N/A                  N/A
  Cost of shares redeemed -
    Institutional Class                                N/A                  N/A                  N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                   N/A                  N/A                  N/A                  N/A
  Proceeds from shares sold - Class O                  N/A                  N/A                  N/A                  250
  Reinvestment of dividends - Class O                  N/A                  N/A                  N/A                    0
  Cost of shares redeemed - Class O                    N/A                  N/A                  N/A                    0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS O                               N/A                  N/A                  N/A                  250
INCREASE (DECREASE) IN NET ASSETS              (53,319,772)         (63,136,290)         108,142,599          141,765,371

NET ASSETS:
  Beginning net assets                         232,139,659          295,275,949          187,133,350          536,277,099
ENDING NET ASSETS                              $178,819,887         $232,139,659         $295,275,949         $678,042,470
  ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT
      INCOME (LOSS)                                    (23)                   0                    0                    0
----------------------------------------------------------------------------------------------------------------------------

                                                                   EQUITY INDEX
                                          -------------------------------------
                                               FOR THE SIX              FOR THE
                                              MONTHS ENDED           YEAR ENDED
                                            SEPT. 30, 1998       MARCH 31, 1998
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                $ 2,692,064          $ 3,987,574
Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                               11,326,049           20,385,976
Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                     (56,175,420)         162,925,340
Net unrealized appreciation
  (depreciation) of futures                    (207,200)             125,450
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 (42,364,507)         187,424,340
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                  (2,683,558)          (3,987,950)
    CLASS B                                      (8,506)                   0(1)
    CLASS C                                         N/A                  N/A
    INSTITUTIONAL CLASS                             N/A                  N/A
    CLASS O                                         N/A                  N/A
  From net realized gain on sale of
    investments
    CLASS A                                           0          (12,945,620)
    CLASS B                                           0                    0(1)
    CLASS C                                         N/A                  N/A
    INSTITUTIONAL CLASS                             N/A                  N/A
    CLASS O                                         N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A        34,673,947           72,404,299
  Reinvestment of dividends - Class A         2,520,476           16,700,188
  Cost of shares redeemed - Class A         (53,713,482)         (87,341,942)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                    (16,519,059)           1,762,545
  Proceeds from shares sold - Class B        16,483,152            3,707,259(1)
  Reinvestment of dividends - Class B             1,719                    0(1)
  Cost of shares redeemed - Class B          (1,324,968)              (6,364)(1)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                     15,159,903            3,700,895(1)
  Proceeds from shares sold - Class C               N/A                  N/A
  Reinvestment of dividends - Class C               N/A                  N/A
  Cost of shares redeemed - Class C                 N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                            N/A                  N/A
  Proceeds from shares sold -
    Institutional Class                             N/A                  N/A
  Reinvestment of dividends -
    Institutional Class                             N/A                  N/A
  Cost of shares redeemed -
    Institutional Class                             N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                N/A                  N/A
  Proceeds from shares sold - Class O               N/A                  N/A
  Reinvestment of dividends - Class O               N/A                  N/A
  Cost of shares redeemed - Class O                 N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS O                            N/A                  N/A
INCREASE (DECREASE) IN NET ASSETS           (46,415,727)         175,954,210
NET ASSETS:
  Beginning net assets                      582,692,826          406,738,616
ENDING NET ASSETS                           $536,277,099         $582,692,826
  ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT
      INCOME (LOSS)                                (376)                (376)
--------------------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON FEBRUARY 17, 1998.

The accompanying notes are an integral part of these financial statements.

Equity Funds                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                                                         EQUITY VALUE FUND
                                                ----------------------------------------------------------
                                                         FOR THE          FOR THE SIX              FOR THE
                                                      YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                                  SEPT. 30, 1999       SEPT. 30, 1998       MARCH 31, 1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                      $ 2,021,200          $ 1,622,343          $ 2,994,304
Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                                     29,851,190           (1,310,567)          43,722,211
Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                           (12,549,932)         (63,146,441)          49,101,105
Net unrealized appreciation
  (depreciation) of futures                                 0                    0                    0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        19,322,458          (62,834,665)          95,817,620
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                          (347,194)            (273,664)            (393,180)
    CLASS B                                        (1,539,520)            (140,370)            (144,346)
    CLASS C                                          (135,267)              (1,933)(1)              N/A
    INSTITUTIONAL CLASS                                (2,142)          (1,206,376)          (2,611,274)
    CLASS O                                               N/A                  N/A                  N/A
  From net realized gain on sale of
    investments
    CLASS A                                        (3,538,387)                   0           (4,313,021)
    CLASS B                                       (13,698,449)                   0           (4,087,973)
    CLASS C                                        (6,065,329)                   0(1)               N/A
    INSTITUTIONAL CLASS                              (109,507)                   0          (22,663,930)
    CLASS O                                               N/A                  N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A               2,964,282            8,134,009           29,437,145
  Reinvestment of dividends - Class A               3,820,382              213,784            4,317,886
  Cost of shares redeemed - Class A               (17,801,986)          (7,270,482)          (9,521,581)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                          (11,017,322)           1,077,311           24,233,450
  Proceeds from shares sold - Class B               5,260,255           22,457,036           62,552,854
  Reinvestment of dividends - Class B               6,221,027               79,373            4,158,508
  Cost of shares redeemed - Class B               (24,273,622)          (6,080,120)          (2,617,789)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                          (12,792,340)          16,456,289           64,093,573
  Proceeds from shares sold - Class C                 493,290            1,535,006(1)               N/A
  Reinvestment of dividends - Class C                  95,492                  134(1)               N/A
  Cost of shares redeemed - Class C                  (920,285)             (72,905)(1)              N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                             (331,503)           1,462,235(1)               N/A
  Proceeds from shares sold -
    Institutional Class                            12,846,565            9,738,442           22,877,852
  Reinvestment of dividends -
    Institutional Class                            12,753,772              516,248           20,970,848
  Cost of shares redeemed -
    Institutional Class                           (65,899,760)         (33,188,018)         (57,008,149)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS              (40,299,423)         (22,933,328)         (13,159,449)
  Proceeds from shares sold - Class O                     N/A                  N/A                  N/A
  Reinvestment of dividends - Class O                     N/A                  N/A                  N/A
  Cost of shares redeemed - Class O                       N/A                  N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS O                                  N/A                  N/A                  N/A
INCREASE (DECREASE) IN NET ASSETS                 (70,553,926)         (68,394,501)         136,771,470

NET ASSETS:
  Beginning net assets                            284,877,531          353,272,032          216,500,562
ENDING NET ASSETS                                 $214,323,605         $284,877,531         $353,272,032
  ENDING BALANCE OF UNDISTRIBUTED NET
INVESTMENT
    INCOME (LOSS)                                           0                    0                    0
----------------------------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                                 Equity Funds
------------------------------------------------------------------------

                                                                                            GROWTH FUND
                                             ----------------------------------------------------------

                                                      FOR THE          FOR THE SIX              FOR THE
                                                   YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                               SEPT. 30, 1999       SEPT. 30, 1998       MARCH 31, 1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                   $  (199,964)         $   697,433          $ 1,803,757
Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                                  51,072,520           14,581,218           88,713,098
Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                         54,639,066          (43,668,473)          23,366,043
Net unrealized appreciation
  (depreciation) of futures                              0                    0                    0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    105,511,622          (28,389,822)         113,882,898
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (132,579)            (736,408)          (1,725,390)
    CLASS B                                              0                    0               (6,702)
    CLASS C                                            N/A                  N/A                  N/A
    INSTITUTIONAL CLASS                            (19,031)             (39,683)            (134,752)
    CLASS O                                            N/A                  N/A                  N/A
  From net realized gain on sale of
    investments
    CLASS A                                    (47,058,207)                   0          (46,453,276)
    CLASS B                                     (7,706,288)                   0           (6,167,386)
    CLASS C                                            N/A                  N/A                  N/A
    INSTITUTIONAL CLASS                         (2,310,431)                   0           (3,047,106)
    CLASS O                                            N/A                  N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           24,458,931           13,601,157           85,211,489
  Reinvestment of dividends - Class A           46,699,469              907,114           47,015,949
  Cost of shares redeemed - Class A           (101,716,364)         (50,586,473)         (99,180,720)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                       (30,557,964)         (36,078,202)          33,046,718
  Proceeds from shares sold - Class B           10,008,441            4,861,311           25,116,094
  Reinvestment of dividends - Class B            7,535,252                  383            6,089,528
  Cost of shares redeemed - Class B            (11,472,924)          (5,006,990)          (5,920,292)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                         6,070,769             (145,296)          25,285,330
  Proceeds from shares sold - Class C                  N/A                  N/A                  N/A
  Reinvestment of dividends - Class C                  N/A                  N/A                  N/A
  Cost of shares redeemed - Class C                    N/A                  N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                               N/A                  N/A                  N/A
  Proceeds from shares sold -
    Institutional Class                          4,328,154              804,633            4,254,007
  Reinvestment of dividends -
    Institutional Class                          1,358,567               28,818            1,899,742
  Cost of shares redeemed -
    Institutional Class                         (4,290,259)          (3,493,596)         (10,544,641)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS             1,396,462           (2,660,145)          (4,390,892)
  Proceeds from shares sold - Class O                  N/A                  N/A                  N/A
  Reinvestment of dividends - Class O                  N/A                  N/A                  N/A
  Cost of shares redeemed - Class O                    N/A                  N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS O                               N/A                  N/A                  N/A
INCREASE (DECREASE) IN NET ASSETS               25,194,353          (68,049,556)         110,289,442

NET ASSETS:
  Beginning net assets                         368,436,666          436,486,222          326,196,780
ENDING NET ASSETS                              $393,631,019         $368,436,666         $436,486,222
  ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT
      INCOME (LOSS)                               (433,260)             (81,686)              (3,028)
-------------------------------------------------------------------------------------------------------

                                                                                 INTERNATIONAL EQUITY FUND
                                          ----------------------------------------------------------------
                                                                                       FROM SEPT. 24, 1997
                                                   FOR THE          FOR THE SIX           (COMMENCEMENT OF
                                                YEAR ENDED         MONTHS ENDED             OPERATIONS) TO
                                            SEPT. 30, 1999       SEPT. 30, 1998             MARCH 31, 1998
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                 $ (340,209)          $  (83,770)             $   (4,877)
Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                                1,389,052             (566,667)               (692,410)
Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                      17,289,884           (9,561,257)              6,369,281
Net unrealized appreciation
  (depreciation) of futures                           0                    0                       0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  18,338,727          (10,211,694)              5,671,994
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                           0                    0                  (3,770)
    CLASS B                                           0                    0                       0
    CLASS C                                           0                    0(1)                  N/A
    INSTITUTIONAL CLASS                             N/A                  N/A                     N/A
    CLASS O                                         N/A                  N/A                     N/A
  From net realized gain on sale of
    investments
    CLASS A                                           0                    0                       0
    CLASS B                                           0                    0                       0
    CLASS C                                           0                    0(1)                  N/A
    INSTITUTIONAL CLASS                             N/A                  N/A                     N/A
    CLASS O                                         N/A                  N/A                     N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A        13,225,267            4,983,799              25,718,301
  Reinvestment of dividends - Class A                 0                    0                   2,483
  Cost of shares redeemed - Class A          (9,375,889)          (3,434,398)             (1,507,284)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                      3,849,378            1,549,401              24,213,500
  Proceeds from shares sold - Class B         4,426,553            4,873,415              31,759,206
  Reinvestment of dividends - Class B                 0                    0                       0
  Cost of shares redeemed - Class B          (6,742,516)          (2,128,140)             (1,867,827)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                     (2,315,963)           2,745,275              29,891,379
  Proceeds from shares sold - Class C           494,318              369,928(1)                  N/A
  Reinvestment of dividends - Class C                 0                    0(1)                  N/A
  Cost of shares redeemed - Class C            (212,781)             (16,666)(1)                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                        281,537              353,262(1)                  N/A
  Proceeds from shares sold -
    Institutional Class                             N/A                  N/A                     N/A
  Reinvestment of dividends -
    Institutional Class                             N/A                  N/A                     N/A
  Cost of shares redeemed -
    Institutional Class                             N/A                  N/A                     N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                N/A                  N/A                     N/A
  Proceeds from shares sold - Class O               N/A                  N/A                     N/A
  Reinvestment of dividends - Class O               N/A                  N/A                     N/A
  Cost of shares redeemed - Class O                 N/A                  N/A                     N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS O                            N/A                  N/A                     N/A
INCREASE (DECREASE) IN NET ASSETS            20,153,679           (5,563,756)             59,773,103
NET ASSETS:
  Beginning net assets                       54,209,347           59,773,103                       0
ENDING NET ASSETS                            $74,363,026          $54,209,347             $59,773,103
  ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT
      INCOME (LOSS)                            (432,626)             (92,417)                 (8,647)
-------------------------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

The accompanying notes are an integral part of these financial statements.

Equity Funds                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                                                                SMALL CAP FUND
                                                --------------------------------------------------------------
                                                         FOR THE          FOR THE SIX                  FOR THE
                                                      YEAR ENDED         MONTHS ENDED               YEAR ENDED
                                                  SEPT. 30, 1999       SEPT. 30, 1998       MARCH 31, 1998 (1)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                       $ (573,422)          $ (267,578)           $  (122,337)
Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                                     10,238,590          (10,366,907)            10,463,062
Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                            26,628,803          (22,514,409)            12,044,947
Net unrealized appreciation
  (depreciation) of futures                                 0                    0                      0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        36,293,971          (33,148,894)            22,385,672
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                                 0                    0                 (1,626)
    CLASS B                                                 0                    0                      0
    CLASS C                                                 0                    0                      0(3)
    INSTITUTIONAL CLASS                                     0                    0                (24,243)
    CLASS O                                               N/A                  N/A                    N/A
  From net realized gain on sale of
    investments
    CLASS A                                          (859,083)                   0               (827,508)
    CLASS B                                        (1,058,347)                   0               (782,027)
    CLASS C                                          (111,106)                   0                      0(3)
    INSTITUTIONAL CLASS                            (5,153,962)                   0             (4,562,220)
    CLASS O                                               N/A                  N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A              24,654,196            3,220,859             15,154,524
  Reinvestment of dividends - Class A                 813,764                  211                803,796
  Cost of shares redeemed - Class A               (24,675,057)          (2,987,647)            (5,282,878)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                              792,903              233,423             10,675,442
  Proceeds from shares sold - Class B               2,924,447            4,724,111             12,825,169
  Reinvestment of dividends - Class B               1,049,459                    0                771,233
  Cost of shares redeemed - Class B                (4,321,073)          (1,390,665)            (1,640,518)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                             (347,167)           3,333,446             11,955,884
  Proceeds from shares sold - Class C                 310,420              370,791              2,366,421(3)
  Reinvestment of dividends - Class C                  58,548                    0                  8,555(3)
  Cost of shares redeemed - Class C                  (639,257)            (777,530)              (132,433)(3)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                             (270,289)            (406,739)             2,242,543(3)
  Proceeds from shares sold -
    Institutional Class                            28,796,899           19,609,948             53,985,405
  Reinvestment of dividends -
    Institutional Class                             4,663,904                    0              4,269,897
  Cost of shares redeemed -
    Institutional Class                           (85,468,403)(4)      (20,068,534)           (21,247,255)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS              (52,007,600)            (458,586)            37,008,047
  Proceeds from shares sold - Class O                     N/A                  N/A                    N/A
  Reinvestment of dividends - Class O                     N/A                  N/A                    N/A
  Cost of shares redeemed - Class O                       N/A                  N/A                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS O                                  N/A                  N/A                    N/A
INCREASE (DECREASE) IN NET ASSETS                 (22,720,680)         (30,447,350)            78,069,964

NET ASSETS:
  Beginning net assets                             81,834,324          112,281,674             34,211,710
ENDING NET ASSETS                                  $59,113,644          $81,834,324           $112,281,674
  ENDING BALANCE OF UNDISTRIBUTED NET
INVESTMENT
    INCOME (LOSS)                                    (559,288)            (267,578)                     0
--------------------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $3,163,650 FOR CLASS A SHARES, AND $2,277,136 FOR CLASS C SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS SMALL CAP STRATEGY FUND.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $37,967,719 FOR CLASS A SHARES, AND $22,688,669 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS STRATEGIC GROWTH FUND.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(4) "COST OF SHARES REDEEMED" INCLUDES $777,027 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONVERSION OF PART OF THE INSTITUTIONAL SHARES INTO A COLLECTIVE FUND.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                                 Equity Funds
------------------------------------------------------------------------

                                                                                    STRATEGIC GROWTH FUND
                                             ------------------------------------------------------------
                                                      FOR THE         FOR THE NINE                FOR THE
                                                   YEAR ENDED         MONTHS ENDED             YEAR ENDED
                                               SEPT. 30, 1999       SEPT. 30, 1998       DEC 31, 1997 (2)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                   $(1,294,207)          $(1,571,853)         $(1,976,702)
Net realized gain (loss) on sale of
  investments and foreign currency
  transactions                                  11,181,065            (6,336,849)          27,263,706
Net unrealized appreciation
  (depreciation) of investments and
  translation of assets and liabilities
  in foreign currencies                         33,553,590           (17,512,709)          (4,721,950)
Net unrealized appreciation
  (depreciation) of futures                              0                     0                    0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     43,440,448           (25,421,411)          20,565,054
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                              0                     0                    0
    CLASS B                                              0                     0                    0(3)
    CLASS C                                              0                     0                    0
    INSTITUTIONAL CLASS                                N/A                   N/A                  N/A
    CLASS O                                            N/A                   N/A                  N/A
  From net realized gain on sale of
    investments
    CLASS A                                              0                     0          (32,094,549)
    CLASS B                                              0                     0                    0(3)
    CLASS C                                              0                     0          (12,310,107)
    INSTITUTIONAL CLASS                                N/A                   N/A                  N/A
    CLASS O                                            N/A                   N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          191,936,069           105,704,155          227,568,030
  Reinvestment of dividends - Class A                    0                     0           24,933,472
  Cost of shares redeemed - Class A           (227,163,417)         (141,270,390)        (219,015,611)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                       (35,227,348)          (35,566,235)          33,485,891
  Proceeds from shares sold - Class B            3,681,435             6,613,663           23,193,050(3)
  Reinvestment of dividends - Class B                    0                     0                    0(3)
  Cost of shares redeemed - Class B            (10,571,169)           (5,513,461)            (422,099)(3)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                        (6,889,734)            1,100,202           22,770,951(3)
  Proceeds from shares sold - Class C            2,492,467            24,644,890          221,398,643
  Reinvestment of dividends - Class C                    0                     0            6,423,494
  Cost of shares redeemed - Class C            (12,467,842)          (45,817,020)        (233,237,347)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                        (9,975,375)          (21,172,130)          (5,415,210)
  Proceeds from shares sold -
    Institutional Class                                N/A                   N/A                  N/A
  Reinvestment of dividends -
    Institutional Class                                N/A                   N/A                  N/A
  Cost of shares redeemed -
    Institutional Class                                N/A                   N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                   N/A                   N/A                  N/A
  Proceeds from shares sold - Class O                  N/A                   N/A                  N/A
  Reinvestment of dividends - Class O                  N/A                   N/A                  N/A
  Cost of shares redeemed - Class O                    N/A                   N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS O                               N/A                   N/A                  N/A
INCREASE (DECREASE) IN NET ASSETS               (8,652,009)          (81,059,574)          27,002,030

NET ASSETS:
  Beginning net assets                         132,232,152           213,291,726          186,289,696
ENDING NET ASSETS                              $123,580,143          $132,232,152         $213,291,726
  ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT
      INCOME (LOSS)                             (2,870,007)           (1,571,853)                   0
---------------------------------------------------------------------------------------------------------

(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $37,967,719 FOR CLASS A SHARES, AND $22,688,669 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS STRATEGIC GROWTH FUND.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(4) "COST OF SHARES REDEEMED" INCLUDES $777,027 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONVERSION OF PART OF THE INSTITUTIONAL SHARES INTO A COLLECTIVE FUND.

The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   BALANCED FUND (1)
                                                                             CLASS A
                                                              ----------------------
                                                                          SIX MONTHS
                                                              YEAR ENDED       ENDED
                                                               SEPT. 30,   SEPT. 30,
                                                                    1999    1998 (2)
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $12.23      $13.28
                                                              ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.30        0.17
  Net realized and unrealized gain (loss) on investments           0.12       (1.05)
                                                              ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                                   0.42       (0.88)
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.30)      (0.17)
  Distributions from net realized gain                            (1.29)       0.00
  Tax return of capital                                            0.00        0.00
                                                              ---------   ---------
TOTAL FROM DISTRIBUTIONS                                          (1.59)      (0.17)
                                                              ---------   ---------
NET ASSET VALUE, END OF PERIOD                                   $11.06      $12.23
                                                              =========   =========
TOTAL RETURN (NOT ANNUALIZED)*                                    3.13%       (6.63)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $25,549     $30,833
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         1.27%       1.28%
  Ratio of net investment income (loss) to average net
    assets                                                        2.47%       2.66%
Portfolio turnover                                                  72%         32%
------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                         1.42%       1.33%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    2.32%       2.61%
------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
 **  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC.ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON
     APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31. The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                BALANCED FUND (1) (CONT.) BALANCED FUND (1) (CONT.)
                                                          CLASS A (CONT.)                   CLASS B
                              ------------------------------------------- -------------------------
                                         SIX MONTHS                                      SIX MONTHS
                              YEAR ENDED      ENDED YEAR ENDED YEAR ENDED   YEAR ENDED        ENDED
                               MARCH 31,  MARCH 31,  SEPT. 30,  SEPT. 30,    SEPT. 30,    SEPT. 30,
                                    1998   1997 (3)       1996       1995         1999     1998 (2)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $12.01     $11.46     $11.84     $11.67      $11.06       $12.00
                              ---------  ---------  ---------  ---------   ---------    ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.38       0.19       0.36     0.46**        0.20         0.11
  Net realized and
    unrealized gain (loss)
    on investments                 2.76       0.74       0.89     0.68**        0.12        (0.94)
                              ---------  ---------  ---------  ---------   ---------    ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       3.14       0.93       1.25       1.14        0.32        (0.83)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.38)     (0.19)     (0.35)     (0.47)      (0.20)       (0.11)
  Distributions from net
    realized gain                 (1.49)     (0.19)     (1.28)     (0.50)      (1.17)        0.00
  Tax return of capital            0.00       0.00       0.00       0.00        0.00         0.00
                              ---------  ---------  ---------  ---------   ---------    ---------
TOTAL FROM DISTRIBUTIONS          (1.87)     (0.38)     (1.63)     (0.97)      (1.37)       (0.11)
                              ---------  ---------  ---------  ---------   ---------    ---------
NET ASSET VALUE, END OF
  PERIOD                         $13.28     $12.01     $11.46     $11.84      $10.01       $11.06
                              =========  =========  =========  =========   =========    =========
TOTAL RETURN (NOT
  ANNUALIZED)*                   27.49%      8.15%     10.51%     10.62%       2.54%        (6.92)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $34,952    $31,632    $32,640    $89,034     $10,324      $10,516
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.12%      1.05%      1.31%      1.03%       1.93%        1.93%
  Ratio of net investment
    income (loss) to average
    net assets                    2.91%      3.20%      2.98%      4.05%       1.81%        2.02%
Portfolio turnover                  67%        43%       131%        90%         72%          32%
---------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.40%      1.30%      1.48%      1.05%       2.33%        2.09%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                        2.63%      2.95%      2.81%      4.03%       1.41%        1.86%
---------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
 **  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC.ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON
     APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31. The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             BALANCED FUND (1) (CONT.)
                                                                       CLASS B (CONT.)
                                                     ---------------------------------
                                                                 SIX MONTHS     PERIOD
                                                     YEAR ENDED       ENDED      ENDED
                                                      MARCH 31,   MARCH 31,  SEPT. 30,
                                                           1998    1997 (3)   1996 (4)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $10.79      $10.24      $10.00
                                                     ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            0.19        0.08        0.00
  Net realized and unrealized gain (loss) on
    investments                                           2.55        0.72        0.24
                                                     ---------   ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                          2.74        0.80        0.24
LESS DISTRIBUTIONS:
  Dividends from net investment income                   (0.19)      (0.08)       0.00
  Distributions from net realized gain                   (1.34)      (0.17)       0.00
  Tax return of capital                                   0.00        0.00        0.00
                                                     ---------   ---------   ---------
TOTAL FROM DISTRIBUTIONS                                 (1.53)      (0.25)       0.00
                                                     ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                          $12.00      $10.79      $10.24
                                                     =========   =========   =========
TOTAL RETURN (NOT ANNUALIZED)*                          26.64%       7.84%       2.40%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                      $9,145        $297          $2
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                1.82%       1.70%       0.00%
  Ratio of net investment income (loss) to average
    net assets                                           2.15%       2.48%       3.09%
Portfolio turnover                                         67%         43%        131%
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                    2.29%       7.85%       0.66%
Ratio of net investment income (loss) to average
  net assets prior to waived fees and reimbursed
  expenses                                               1.68%       (3.67)%     2.43%
--------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC.ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON
     APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           BALANCED FUND (1) (CONT.)
                                                                 INSTITUTIONAL CLASS
                              ------------------------------------------------------
                                         SIX MONTHS            SIX MONTHS
                              YEAR ENDED      ENDED YEAR ENDED      ENDED YEAR ENDED
                               SEPT. 30,  SEPT. 30,  MARCH 31,  MARCH 31,  SEPT. 30,
                                    1999   1998 (2)       1998   1997 (3)   1996 (5)
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $12.19     $13.26     $12.00     $11.45     $11.84
                              ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.31       0.19       0.40       0.21       0.40
  Net realized and
    unrealized gain (loss)
    on investments                 0.12      (1.07)      2.74       0.74       0.89
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.43      (0.88)      3.14       0.95       1.29
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.30)     (0.19)     (0.40)     (0.21)     (0.40)
  Distributions from net
    realized gain                 (1.29)      0.00      (1.48)     (0.19)     (1.28)
  Tax return of capital            0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (1.59)     (0.19)     (1.88)     (0.40)     (1.68)
                              ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $11.03     $12.19     $13.26     $12.00     $11.45
                              =========  =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)*                    3.30%      (6.66)%    27.67%     8.27%     10.80%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $27,484    $36,473    $51,241    $55,456    $72,327
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.17%      1.18%      0.99%      0.95%      0.94%
  Ratio of net investment
    income (loss) to average
    net assets                    2.57%      2.76%      3.05%      3.30%      3.29%
Portfolio turnover                  72%        32%        67%        43%       131%
------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.32%      1.23%      1.21%      1.18%      1.11%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                        2.42%      2.71%      2.83%      3.07%      3.12%
------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC.ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON
     APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               DIVERSIFIED EQUITY INCOME
                                                                                    FUND
                                                                                 CLASS A
                                                              --------------------------
                                                                              SIX MONTHS
                                                                YEAR ENDED         ENDED
                                                                 SEPT. 30,     SEPT. 30,
                                                                      1999      1998 (1)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $16.39        $18.97
                                                               ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.32          0.16
  Net realized and unrealized gain (loss) on investments            0.58         (2.58)
                                                               ---------     ---------
TOTAL FROM INVESTMENT OPERATIONS                                    0.90         (2.42)
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.31)        (0.16)
  Distributions from net realized gain                             (1.64)         0.00
  Tax return of capital                                             0.00          0.00
                                                               ---------     ---------
TOTAL FROM DISTRIBUTIONS                                           (1.95)        (0.16)
                                                               ---------     ---------
NET ASSET VALUE, END OF PERIOD                                    $15.34        $16.39
                                                               =========     =========
TOTAL RETURN (NOT ANNUALIZED)*                                     5.58%        (12.78)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $129,093      $170,744
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          1.18%         1.17%
  Ratio of net investment income (loss) to average net
    assets                                                         1.90%         1.74%
Portfolio turnover                                                   33%           29%
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          1.22%         1.17%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                     1.86%         1.74%
----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                               DIVERSIFIED EQUITY INCOME FUND (CONT.)
                                                                      CLASS A (CONT.)
                              -------------------------------------------------------
                                         SIX MONTHS NINE MONTHS
                              YEAR ENDED      ENDED       ENDED YEAR ENDED YEAR ENDED
                               MARCH 31,  MARCH 31,   SEPT. 30,   DEC. 31,   DEC. 31,
                                    1998   1997 (2)    1996 (3)       1995       1994
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $14.52     $14.73      $13.34     $10.76     $11.08
                              ---------  ---------   ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.28       0.14        0.25       0.35       0.33
  Net realized and
    unrealized gain (loss)
    on investments                 5.15       0.64        1.39       2.86      (0.32)
                              ---------  ---------   ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       5.43       0.78        1.64       3.21       0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.28)     (0.14)      (0.25)     (0.35)     (0.33)
  Distributions from net
    realized gain                 (0.70)     (0.85)       0.00      (0.28)      0.00
  Tax return of capital            0.00       0.00        0.00       0.00       0.00
                              ---------  ---------   ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.98)     (0.99)      (0.25)     (0.63)     (0.33)
                              ---------  ---------   ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $18.97     $14.52      $14.73     $13.34     $10.76
                              =========  =========   =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)*                   38.15%      5.25%      12.35%     30.17%      0.08%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $223,540   $154,502    $134,648    $79,977    $45,178
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.12%      1.10%       1.10%      1.10%      1.06%
  Ratio of net investment
    income (loss) to average
    net assets                    1.67%      1.91%       2.57%      3.02%      3.16%
Portfolio turnover                  59%        33%         43%        70%        62%
-------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.19%      1.17%       1.26%      1.31%      1.34%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.60%      1.84%       2.41%      2.81%      2.88%
-------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               DIVERSIFIED EQUITY INCOME
                                                                            FUND (CONT.)
                                                                                 CLASS B
                                                              --------------------------
                                                                              SIX MONTHS
                                                                YEAR ENDED         ENDED
                                                                 SEPT. 30,     SEPT. 30,
                                                                      1999      1998 (1)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $15.35        $17.77
                                                               ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.19          0.09
  Net realized and unrealized gain (loss) on investments            0.56         (2.42)
                                                               ---------     ---------
TOTAL FROM INVESTMENT OPERATIONS                                    0.75         (2.33)
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.19)        (0.09)
  Distributions from net realized gain                             (1.54)         0.00
  Tax return of capital                                             0.00          0.00
                                                               ---------     ---------
TOTAL FROM DISTRIBUTIONS                                           (1.73)        (0.09)
                                                               ---------     ---------
NET ASSET VALUE, END OF PERIOD                                    $14.37        $15.35
                                                               =========     =========
TOTAL RETURN (NOT ANNUALIZED)*                                     4.89%        (13.12)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $49,727       $61,396
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          1.87%         1.86%
  Ratio of net investment income (loss) to average net
    assets                                                         1.21%         1.07%
Portfolio turnover                                                   33%           29%
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          1.95%         1.86%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                     1.13%         1.07%
----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                    DIVERSIFIED EQUITY INCOME FUND (CONT.)     EQUITY INDEX FUND
                                                           CLASS B (CONT.)               CLASS A
                              -------------------------------------------- ---------------------
                                         SIX MONTHS NINE MONTHS                       SIX MONTHS
                              YEAR ENDED      ENDED       ENDED YEAR ENDED YEAR ENDED      ENDED
                               MARCH 31,  MARCH 31,   SEPT. 30,   DEC. 31,  SEPT. 30,  SEPT. 30,
                                    1998   1997 (2)    1996 (3)   1995 (4)       1999   1998 (1)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $13.60     $13.79      $12.49     $10.00     $64.93     $70.32
                              ---------  ---------   ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.15       0.08        0.17       0.20       0.53       0.33
  Net realized and
    unrealized gain (loss)
    on investments                 4.82       0.60        1.30       2.75      16.54      (5.39)
                              ---------  ---------   ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       4.97       0.68        1.47       2.95      17.07      (5.06)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.15)     (0.08)      (0.17)     (0.20)     (0.53)     (0.33)
  Distributions from net
    realized gain                 (0.65)     (0.79)       0.00      (0.26)     (3.33)      0.00
  Tax return of capital            0.00       0.00        0.00       0.00       0.00       0.00
                              ---------  ---------   ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.80)     (0.87)      (0.17)     (0.46)     (3.86)     (0.33)
                              ---------  ---------   ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $17.77     $13.60      $13.79     $12.49     $78.14     $64.93
                              =========  =========   =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)*                   37.29%      4.91%      11.76%     29.64%     26.82%      (7.22)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $71,736    $32,632     $17,045     $5,339   $611,111   $518,778
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.77%      1.74%       1.74%      1.73%      0.71%      0.71%
  Ratio of net investment
    income (loss) to average
    net assets                    1.02%      1.29%       2.01%      2.40%      0.68%      0.94%
Portfolio turnover                  59%        33%         43%        70%         6%         6%
------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.83%      1.87%       2.08%      2.57%      0.80%      0.77%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.96%      1.16%       1.67%      1.56%      0.59%      0.88%
------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               EQUITY INDEX FUND (CONT.)
                                                                         CLASS A (CONT.)
                                                              --------------------------
                                                                              SIX MONTHS
                                                                YEAR ENDED         ENDED
                                                                 MARCH 31,     MARCH 31,
                                                                      1998      1997 (1)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $49.60        $46.24
                                                               ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.48          0.25
  Net realized and unrealized gain (loss) on investments           22.31          4.61
                                                               ---------     ---------
TOTAL FROM INVESTMENT OPERATIONS                                   22.79          4.86
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.48)        (0.25)
  Distributions from net realized gain                             (1.59)        (1.25)
  Tax return of capital                                             0.00          0.00
                                                               ---------     ---------
TOTAL FROM DISTRIBUTIONS                                           (2.07)        (1.50)
                                                               ---------     ---------
NET ASSET VALUE, END OF PERIOD                                    $70.32        $49.60
                                                               =========     =========
TOTAL RETURN (NOT ANNUALIZED)*                                    46.48%        10.63%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $578,882      $406,739
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                        0.89%(5)      0.97%(5)
  Ratio of net investment income (loss) to average net
    assets                                                       0.80%(5)      1.02%(5)
Portfolio turnover                                                  4%(6)         2%(6)
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                        0.95%(5)      1.07%(5)
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                   0.74%(5)      0.92%(5)
----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON FEBRUARY 17, 1998.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID BY THE COPORATE STOCK MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 26, 1999 TO SEPTEMBER 30, 1999, WERE 3% AND $.0285 RESEPCTIVELY. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                      EQUITY INDEX FUND (CONT.)        EQUITY INDEX FUND (CONT.)
                                                CLASS A (CONT.)                          CLASS B
                              --------------------------------- --------------------------------
                              NINE MONTHS                                  SIX MONTHS     PERIOD
                                    ENDED YEAR ENDED YEAR ENDED YEAR ENDED      ENDED      ENDED
                                SEPT. 30,   DEC. 31,   DEC. 31,  SEPT. 30,  SEPT. 30,  MARCH 31,
                                 1996 (2)       1995       1994       1999   1998 (3)   1998 (4)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $41.45     $31.42     $33.00     $65.03     $70.41     $65.18
                               ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.42       0.59       0.63      (0.03)      0.04      (0.01)
  Net realized and
    unrealized gain (loss)
    on investments                  4.79      10.65      (0.50)     16.52      (5.38)      5.24
                               ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                        5.21      11.24       0.13      16.49      (5.34)      5.23
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.42)     (0.59)     (0.63)      0.00      (0.04)      0.00
  Distributions from net
    realized gain                   0.00      (0.62)     (1.08)     (3.33)      0.00       0.00
  Tax return of capital             0.00       0.00       0.00       0.00       0.00       0.00
                               ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS           (0.42)     (1.21)     (1.71)     (3.33)     (0.04)      0.00
                               ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $46.24     $41.45     $31.42     $78.19     $65.03     $70.41
                               =========  =========  =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)*                    12.60%     35.99%      0.42%     25.86%      (7.59)%     8.02%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $370,439   $327,208   $236,265    $66,931    $17,499     $3,811
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets           1.01%(5)     0.96%      0.97%      1.45%      1.45%      1.45%
  Ratio of net investment
    income (loss) to average
    net assets                   1.28%(5)     1.59%      1.92%      (0.06)%     0.14%     (0.19)%
Portfolio turnover                  1%(7)        6%         7%         6%         6%         4%
------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                       1.08%(5)     1.00%      1.00%      1.61%      1.58%      1.64%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                       1.21%(5)     1.55%      1.89%      (0.22)%     0.01%     (0.38)%
------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON FEBRUARY 17, 1998.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID BY THE COPORATE STOCK MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 26, 1999 TO SEPTEMBER 30, 1999, WERE 3% AND $.0285 RESEPCTIVELY. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          EQUITY INDEX
                                                      FUND (1) (CONT.)   EQUITY VALUE FUND (1)
                                                               CLASS O                 CLASS A
                                                     -----------------  ----------------------
                                                                                    SIX MONTHS
                                                            YEAR ENDED  YEAR ENDED       ENDED
                                                             SEPT. 30,   SEPT. 30,   SEPT. 30,
                                                              1999 (4)        1999    1998 (2)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $78.00         $14.93      $18.15
                                                         ---------      ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.44           0.14        0.09
  Net realized and unrealized gain (loss) on
    investments                                               0.45           0.58       (3.22)
                                                         ---------      ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                              0.89           0.72       (3.13)
LESS DISTRIBUTIONS:
  Dividends from net investment income                       (0.16)         (0.14)      (0.09)
  Distributions from net realized gain                        0.00          (1.26)       0.00
  Tax return of capital                                       0.00           0.00        0.00
                                                         ---------      ---------   ---------
TOTAL FROM DISTRIBUTIONS                                     (0.16)         (1.40)      (0.09)
                                                         ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD                              $78.73         $14.25      $14.93
                                                         =========      =========   =========
TOTAL RETURN (NOT ANNUALIZED)*                              27.22%          4.34%      (17.27)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $0        $31,764     $43,679
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                    0.00%          1.17%       1.09%
  Ratio of net investment income (loss) to average
    net assets                                               0.00%          0.85%       1.06%
Portfolio turnover                                              6%            72%         23%
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                        0.00%          1.26%       1.09%
Ratio of net investment income (loss) to average
  net assets prior to waived fees and reimbursed
  expenses                                                   0.00%          0.76%       1.06%
----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
 **  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON FEBRUARY 1, 1999.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                            EQUITY VALUE FUND (1) (CONT.) EQUITY VALUE FUND (1) (CONT.)
                                                          CLASS A (CONT.)                       CLASS B
                              ------------------------------------------- -----------------------------
                                         SIX MONTHS                                          SIX MONTHS
                              YEAR ENDED      ENDED YEAR ENDED YEAR ENDED     YEAR ENDED          ENDED
                               MARCH 31,  MARCH 31,  SEPT. 30,  SEPT. 30,      SEPT. 30,      SEPT. 30,
                                    1998   1997 (3)       1996       1995           1999       1998 (2)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $14.43     $12.66     $13.27     $12.36       $12.23         $14.86
                              ---------  ---------  ---------  ---------    ---------      ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.17       0.08       0.20     0.24**         0.02           0.02
  Net realized and
    unrealized gain (loss)
    on investments                 5.58       1.89       1.60     1.63**         0.48          (2.63)
                              ---------  ---------  ---------  ---------    ---------      ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       5.75       1.97       1.80       1.87         0.50          (2.61)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.17)     (0.08)     (0.19)     (0.25)       (0.02)         (0.02)
  Distributions from net
    realized gain                 (1.86)     (0.12)     (2.22)     (0.71)       (1.03)          0.00
  Tax return of capital            0.00       0.00       0.00       0.00         0.00           0.00
                              ---------  ---------  ---------  ---------    ---------      ---------
TOTAL FROM DISTRIBUTIONS          (2.03)     (0.20)     (2.41)     (0.96)       (1.05)         (0.02)
                              ---------  ---------  ---------  ---------    ---------      ---------
NET ASSET VALUE, END OF
  PERIOD                         $18.15     $14.43     $12.66     $13.27       $11.68         $12.23
                              =========  =========  =========  =========    =========      =========
TOTAL RETURN (NOT
  ANNUALIZED)*                   41.76%     15.63%     14.27%     16.58%        3.68%         (17.54)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $52,392    $20,798    $18,453   $170,406      $58,490        $73,343
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.07%      1.05%      1.18%      0.96%        1.83%          1.81%
  Ratio of net investment
    income (loss) to average
    net assets                    1.03%      1.14%      1.73%      1.97%        0.18%          0.36%
Portfolio turnover                  50%        45%        91%        75%          72%            23%
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.16%      1.12%      1.22%      0.98%        2.02%          1.81%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.94%      1.07%      1.69%      1.95%        (0.01)%        0.36%
-------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
 **  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON FEBRUARY 1, 1999.
The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                         EQUITY VALUE FUND (1) (CONT.)
                                                                       CLASS B (CONT.)
                                                     ---------------------------------
                                                                 SIX MONTHS     PERIOD
                                                     YEAR ENDED       ENDED      ENDED
                                                      MARCH 31,   MARCH 31,  SEPT. 30,
                                                           1998    1997 (2)   1996 (3)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $11.81      $10.34      $10.00
                                                     ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            0.05        0.01        0.00
  Net realized and unrealized gain (loss) on
    investments                                           4.57        1.57        0.34
                                                     ---------   ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                          4.62        1.58        0.34
LESS DISTRIBUTIONS:
  Dividends from net investment income                   (0.05)      (0.01)       0.00
  Distributions from net realized gain                   (1.52)      (0.10)       0.00
  Tax return of capital                                   0.00        0.00        0.00
                                                     ---------   ---------   ---------
TOTAL FROM DISTRIBUTIONS                                 (1.57)      (0.11)       0.00
                                                     ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                          $14.86      $11.81      $10.34
                                                     =========   =========   =========
TOTAL RETURN (NOT ANNUALIZED)*                          40.87%      15.31%       3.40%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                     $72,428      $2,542          $0
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                1.76%       1.70%       0.00%
  Ratio of net investment income (loss) to average
    net assets                                           0.42%       0.34%       1.83%
Portfolio turnover                                         50%         45%         91%
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                    1.83%       2.19%         N/A
Ratio of net investment income (loss) to average
  net assets prior to waived fees and reimbursed
  expenses                                               0.35%       (0.15)%       N/A
--------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC.ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON
     APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(5) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                              EQUITY VALUE FUND (1) (CONT.)    EQUITY VALUE FUND (1) (CONT.)
                                                    CLASS C              INSTITUTIONAL CLASS
                              ----------------------------- --------------------------------
                                                     PERIOD            SIX MONTHS
                                  YEAR ENDED          ENDED YEAR ENDED      ENDED YEAR ENDED
                                   SEPT. 30,      SEPT. 30,  SEPT. 30,  SEPT. 30,  MARCH 31,
                                        1999       1998 (4)       1999   1998 (5)       1998
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $12.23         $14.86       $14.92     $18.15     $14.43
                                ---------      ---------    ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                           0.02           0.02         0.15       0.10       0.20
  Net realized and
    unrealized gain (loss)
    on investments                   0.48          (2.63)        0.59      (3.23)      5.58
                                ---------      ---------    ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                         0.50          (2.61)        0.74      (3.13)      5.78
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.02)         (0.02)       (0.15)     (0.10)     (0.20)
  Distributions from net
    realized gain                   (1.04)          0.00        (1.26)      0.00      (1.86)
  Tax return of capital              0.00           0.00         0.00       0.00       0.00
                                ---------      ---------    ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS            (1.06)         (0.02)       (1.41)     (0.10)     (2.06)
                                ---------      ---------    ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                           $11.67         $12.23       $14.25     $14.92     $18.15
                                =========      =========    =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)*                      3.69%         (17.57)%      4.51%     (17.26)%    42.02%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                           $873         $1,239     $123,197   $166,616   $228,452
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              1.83%          1.83%        1.06%      0.97%      0.95%
  Ratio of net investment
    income (loss) to average
    net assets                      0.18%          0.41%        0.96%      1.17%      1.18%
Portfolio turnover                    72%            23%          72%        23%        50%
--------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          2.32%          2.84%        1.08%      0.97%      0.98%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                          (0.31)%        (0.60)%      0.94%      1.17%      1.15%
--------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC.ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON
     APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(5) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            EQUITY VALUE FUND (1)      GROWTH
                                                                          (CONT.)        FUND
                                                      INSTITUTIONAL CLASS (CONT.)     CLASS A
                                                     ----------------------------  ----------
                                                        SIX MONTHS
                                                             ENDED     YEAR ENDED  YEAR ENDED
                                                         MARCH 31,      SEPT. 30,   SEPT. 30,
                                                          1997 (2)       1996 (3)        1999
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $12.65         $13.27       $20.48
                                                       ---------      ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              0.09           0.22         0.01
  Net realized and unrealized gain (loss) on
    investments                                             1.89           1.61         5.65
                                                       ---------      ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                            1.98           1.83         5.66
LESS DISTRIBUTIONS:
  Dividends from net investment income                     (0.08)         (0.23)       (0.01)
  Distributions from net realized gain                     (0.12)         (2.22)       (3.28)
  Tax return of capital                                     0.00           0.00         0.00
                                                       ---------      ---------    ---------
TOTAL FROM DISTRIBUTIONS                                   (0.20)         (2.45)       (3.29)
                                                       ---------      ---------    ---------
NET ASSET VALUE, END OF PERIOD                            $14.43         $12.65       $22.85
                                                       =========      =========    =========
TOTAL RETURN (NOT ANNUALIZED)*                            15.73%         14.58%       29.54%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                      $193,161       $206,620     $315,134
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                  0.95%          0.87%        1.10%
  Ratio of net investment income (loss) to average
    net assets                                             1.25%          1.69%        0.05%
Portfolio turnover                                           45%            91%          38%
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                      0.99%          0.92%        1.13%
Ratio of net investment income (loss) to average
  net assets prior to waived fees and reimbursed
  expenses                                                 1.21%          1.64%        0.02%
---------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC.ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON
     APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             GROWTH FUND (CONT.)
                                                                                 CLASS A (CONT.)
                              ------------------------------------------------------------------
                              SIX MONTHS            SIX MONTHS NINE MONTHS
                                   ENDED YEAR ENDED      ENDED       ENDED YEAR ENDED YEAR ENDED
                               SEPT. 30,  MARCH 31,  MARCH 31,   SEPT. 30,   DEC. 31,   DEC. 31,
                                1998 (4)       1998   1997 (2)    1996 (5)       1995       1994
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $22.09     $19.20     $17.91      $17.26     $14.10     $14.75
                              ---------  ---------  ---------   ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.05       0.11       0.06        0.07       0.19       0.22
  Net realized and
    unrealized gain (loss)
    on investments                (1.61)      6.18       1.34        2.00       3.87      (0.27)
                              ---------  ---------  ---------   ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                      (1.56)      6.29       1.40        2.07       4.06      (0.05)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.05)     (0.11)     (0.06)      (0.07)     (0.19)     (0.22)
  Distributions from net
    realized gain                  0.00      (3.29)     (0.05)      (1.35)     (0.71)     (0.38)
  Tax return of capital            0.00       0.00       0.00        0.00       0.00       0.00
                              ---------  ---------  ---------   ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.05)     (3.40)     (0.11)      (1.42)     (0.90)     (0.60)
                              ---------  ---------  ---------   ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $20.48     $22.09     $19.20      $17.91     $17.26     $14.10
                              =========  =========  =========   =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)*                    (7.08)%    34.65%     7.86%      12.45%     28.90%      (0.29)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $305,309   $365,405   $283,468    $254,498   $178,488   $113,525
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.08%      1.12%      1.14%       1.18%      1.18%      1.11%
  Ratio of net investment
    income (loss) to average
    net assets                    0.42%      0.53%      0.65%       0.56%      1.23%      1.51%
Portfolio turnover                  18%       137%        40%         83%       100%        71%
------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.08%      1.13%        N/A       1.19%      1.21%      1.15%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.42%      0.52%        N/A       0.55%      1.20%      1.47%
------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC.ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON
     APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    GROWTH FUND (CONT.)
                                                                                CLASS B
                                                     ----------------------------------
                                                                 SIX MONTHS
                                                     YEAR ENDED       ENDED  YEAR ENDED
                                                      SEPT. 30,   SEPT. 30,   MARCH 31,
                                                           1999    1998 (1)        1998
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $14.53      $15.70      $13.64
                                                     ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           (0.09)      (0.02)      (0.01)
  Net realized and unrealized gain (loss) on
    investments                                           4.00       (1.15)       4.38
                                                     ---------   ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                          3.91       (1.17)       4.37
LESS DISTRIBUTIONS:
  Dividends from net investment income                    0.00        0.00        0.00
  Distributions from net realized gain                   (2.33)       0.00       (2.31)
  Tax return of capital                                   0.00        0.00        0.00
                                                     ---------   ---------   ---------
TOTAL FROM DISTRIBUTIONS                                 (2.33)       0.00       (2.31)
                                                     ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                          $16.11      $14.53      $15.70
                                                     =========   =========   =========
TOTAL RETURN (NOT ANNUALIZED)*                          28.68%       (7.45)%    33.83%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                     $60,909     $48,772     $52,901
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                1.79%       1.79%       1.79%
  Ratio of net investment income (loss) to average
    net assets                                           (0.64)%     (0.29)%     (0.15)%
Portfolio turnover                                         38%         18%        137%
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                    1.86%       1.79%       1.80%
Ratio of net investment income (loss) to average
  net assets prior to waived fees and reimbursed
  expenses                                               (0.71)%     (0.29)%     (0.16)%
---------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             GROWTH FUND (CONT.)
                                                CLASS B (CONT.)              INSTITUTIONAL CLASS
                              --------------------------------- --------------------------------
                              SIX MONTHS NINE MONTHS                       SIX MONTHS
                                   ENDED       ENDED YEAR ENDED YEAR ENDED      ENDED YEAR ENDED
                               MARCH 31,   SEPT. 30,   DEC. 31,  SEPT. 30,  SEPT. 30,  MARCH 31,
                                1997 (2)    1996 (3)   1995 (4)       1999   1998 (1)       1998
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $12.74      $12.29     $10.00     $24.01     $25.91     $22.52
                              ---------   ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.00       (0.01)      0.05       0.03       0.07       0.17
  Net realized and
    unrealized gain (loss)
    on investments                 0.94        1.42       2.79       6.64      (1.90)      7.25
                              ---------   ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.94        1.41       2.84       6.67      (1.83)      7.42
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              0.00        0.00      (0.05)     (0.03)     (0.07)     (0.17)
  Distributions from net
    realized gain                 (0.04)      (0.96)     (0.50)     (3.85)      0.00      (3.86)
  Tax return of capital            0.00        0.00       0.00       0.00       0.00       0.00
                              ---------   ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.04)      (0.96)     (0.55)     (3.88)     (0.07)     (4.03)
                              ---------   ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $13.64      $12.74     $12.29     $26.80     $24.01     $25.91
                              =========   =========  =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)*                    7.36%      11.89%     28.47%     29.69%      (7.10)%    34.86%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $23,010     $12,832     $4,682    $17,588    $14,355    $18,180
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.86%       1.93%      1.87%      1.00%      1.02%      0.99%
  Ratio of net investment
    income (loss) to average
    net assets                    (0.06)%      (0.12)%     0.43%     0.15%     0.48%      0.65%
Portfolio turnover                  40%         83%       100%        38%        18%       137%
------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.89%       2.03%      2.21%      1.02%      1.04%        N/A
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                        (0.09)%      (0.22)%     0.09%     0.13%     0.46%        N/A
------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      GROWTH FUND (CONT.)
                                                              INSTITUTIONAL CLASS (CONT.)
                                                              ---------------------------
                                                               SIX MONTHS          PERIOD
                                                                    ENDED           ENDED
                                                                MARCH 31,       SEPT. 30,
                                                                 1997 (2)        1996 (3)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $21.01          $20.03
                                                               ---------      ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.09            0.02
  Net realized and unrealized gain (loss) on investments            1.57            0.97
                                                               ---------      ----------
TOTAL FROM INVESTMENT OPERATIONS                                    1.66            0.99
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.09)          (0.01)
  Distributions from net realized gain                             (0.06)           0.00
  Tax return of capital                                             0.00            0.00
                                                               ---------      ----------
TOTAL FROM DISTRIBUTIONS                                           (0.15)          (0.01)
                                                               ---------      ----------
NET ASSET VALUE, END OF PERIOD                                    $22.52          $21.01
                                                               =========      ==========
TOTAL RETURN (NOT ANNUALIZED)*                                     7.92%           3.41%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $19,719         $18,508
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          1.01%           0.96%
  Ratio of net investment income (loss) to average net
    assets                                                         0.78%           1.27%
Portfolio turnover                                                   40%             83%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                            N/A             N/A
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                       N/A             N/A
-----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 24, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(4) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                            INTERNATIONAL EQUITY (1)               INTERNATIONAL EQUITY (1)
                                                             CLASS A                                CLASS B
                                ------------------------------------   ------------------------------------
                                             SIX MONTHS       PERIOD                SIX MONTHS       PERIOD
                                YEAR ENDED        ENDED        ENDED   YEAR ENDED        ENDED        ENDED
                                 SEPT. 30,    SEPT. 30,    MARCH 31,    SEPT. 30,    SEPT. 30,    MARCH 31,
                                      1999     1998 (4)         1998         1999     1998 (4)         1998
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                          $9.36       $11.05       $10.00        $9.30       $11.01       $10.00
                                ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                           (0.02)        0.00         0.02        (0.10)       (0.03)       (0.01)
  Net realized and
    unrealized gain (loss)
    on investments                    3.36        (1.69)        1.03         3.34        (1.68)        1.02
                                ----------   ----------   ----------   ----------   ----------   ----------
TOTAL FROM INVESTMENT
  OPERATIONS                          3.34        (1.69)        1.05         3.24        (1.71)        1.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                 0.00         0.00         0.00         0.00         0.00         0.00
  Distributions from net
    realized gain                     0.00         0.00         0.00         0.00         0.00         0.00
  Tax return of capital               0.00         0.00         0.00         0.00         0.00         0.00
                                ----------   ----------   ----------   ----------   ----------   ----------
TOTAL FROM DISTRIBUTIONS              0.00         0.00         0.00         0.00         0.00         0.00
                                ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF
  PERIOD                            $12.70        $9.36       $11.05       $12.54        $9.30       $11.01
                                ==========   ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (NOT
  ANNUALIZED)*                      35.68%       (15.29)%     10.52%       34.84%       (15.53)%     10.10%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                         $35,779      $23,857      $26,770      $37,911      $30,070      $33,003
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets               1.75%        1.75%        1.75%        2.40%        2.40%        2.40%
  Ratio of net investment
    income (loss) to average
    net assets                       (0.17)%      0.10%        0.35%        (0.81)%      (0.56)%      (0.31)%
Portfolio turnover                     41%          21%          12%          41%          21%          12%
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                           2.10%        2.06%        2.20%        2.79%        2.70%        2.84%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                           (0.52)%      (0.21)%      (0.10)%      (1.20)%      (0.86)%      (0.75)%
-----------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 24, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(4) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                              INTERNATIONAL EQUITY (1)
                                                                               (CONT.)
                                                                               CLASS C
                                                              ------------------------
                                                                                PERIOD
                                                               YEAR ENDED        ENDED
                                                                SEPT. 30,    SEPT. 30,
                                                                     1999     1998 (3)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $9.30       $11.01
                                                               ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     (0.04)       (0.03)
  Net realized and unrealized gain (loss) on investments            3.28        (1.68)
                                                               ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                                    3.24        (1.71)
LESS DISTRIBUTIONS:
  Dividends from net investment income                              0.00         0.00
  Distributions from net realized gain                              0.00         0.00
  Tax return of capital                                             0.00         0.00
                                                               ---------    ---------
TOTAL FROM DISTRIBUTIONS                                            0.00         0.00
                                                               ---------    ---------
NET ASSET VALUE, END OF PERIOD                                    $12.54        $9.30
                                                               =========    =========
TOTAL RETURN (NOT ANNUALIZED)*                                    34.84%       (15.53)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                  $673         $297
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          2.37%        2.40%
  Ratio of net investment income (loss) to average net
    assets                                                         (0.78)%      (1.15)%
Portfolio turnover                                                   41%          21%
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          2.72%        2.66%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                     (1.13)%      (1.41)%
--------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 24, 1997.
(2)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(6) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                       SMALL CAP FUND (2)
                                                                                                  CLASS A
                               --------------------------------------------------------------------------
                                               SIX MONTHS                      SIX MONTHS          PERIOD
                               YEAR ENDED           ENDED      YEAR ENDED           ENDED           ENDED
                                SEPT. 30,       SEPT. 30,       MARCH 31,       MARCH 31,       SEPT. 30,
                                     1999        1998 (4)            1998        1997 (5)            1996
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD              $17.86          $25.62          $18.98          $22.45          $22.01
                               ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          (0.18)          (0.09)          (0.06)          (0.01)           0.00
  Net realized and
    unrealized gain
    (loss) on investments            9.99           (7.67)           8.76           (3.46)           0.44
                               ----------      ----------      ----------      ----------      ----------
TOTAL FROM INVESTMENT
  OPERATIONS                         9.81           (7.76)           8.70           (3.47)           0.44
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                0.00            0.00            0.00            0.00            0.00
  Distributions from net
    realized gain                   (1.44)           0.00           (2.06)           0.00            0.00
  Tax return of capital              0.00            0.00            0.00            0.00            0.00
                               ----------      ----------      ----------      ----------      ----------
TOTAL FROM DISTRIBUTIONS            (1.44)           0.00           (2.06)           0.00            0.00
                               ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF
  PERIOD                           $26.23          $17.86          $25.62          $18.98          $22.45
                               ==========      ==========      ==========      ==========      ==========
TOTAL RETURN (NOT
  ANNUALIZED)*                     58.81%          (30.29)%        47.03%          (15.46)%         2.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000s)                 $16,662         $10,899         $15,611          $3,107             $96
RATIOS TO AVERAGE NET
  ASSETS (ANNUALIZED):
  Ratio of expenses to
    average net assets              1.35%           1.36%         1.22%(6)        1.10%(6)        1.03%(6)
  Ratio of net investment
    income (loss) to
    average net assets              (0.92)%         (0.82)%         (0.43)%(6)      (0.23)%(6)      (0.59)%(6)
Portfolio turnover                   249%            110%          291%(7)          69%(7)          10%(7)
---------------------------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets
  prior to waived fees
  and reimbursed expenses           1.53%           1.49%         1.57%(6)        2.80%(6)       38.54%(6)
Ratio of net investment
  income (loss) to
  average net assets
  prior to waived fees
  and reimbursed expenses           (1.10)%         (0.95)%         (0.78)%(6)      (1.93)%(6)     (38.10)%(6)
---------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 24, 1997.
(2)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(6) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                              SMALL CAP FUND (1) (CONT.)
                                                                                 CLASS B
                                                              --------------------------
                                                                              SIX MONTHS
                                                                YEAR ENDED         ENDED
                                                                 SEPT. 30,     SEPT. 30,
                                                                      1999      1998 (2)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $17.64        $25.38
                                                               ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     (0.36)        (0.18)
  Net realized and unrealized gain (loss) on investments            9.86         (7.56)
                                                               ---------     ---------
TOTAL FROM INVESTMENT OPERATIONS                                    9.50         (7.74)
LESS DISTRIBUTIONS:
  Dividends from net investment income                              0.00          0.00
  Distributions from net realized gain                             (1.42)         0.00
  Tax return of capital                                             0.00          0.00
                                                               ---------     ---------
TOTAL FROM DISTRIBUTIONS                                           (1.42)         0.00
                                                               ---------     ---------
NET ASSET VALUE, END OF PERIOD                                    $25.72        $17.64
                                                               =========     =========
TOTAL RETURN (NOT ANNUALIZED)*                                    57.66%        (30.50)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $18,718       $13,071
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          2.09%         2.11%
  Ratio of net investment income (loss) to average net
    assets                                                         (1.67)%       (1.56)%
Portfolio turnover                                                  249%          110%
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          2.29%         2.13%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                     (1.87)%       (1.58)%
----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                               SMALL CAP FUND (1) (CONT.)                      SMALL CAP FUND (1) (CONT.)
                                                          CLASS B (CONT.)                                         CLASS C
                               ------------------------------------------      ------------------------------------------
                                               SIX MONTHS          PERIOD                      SIX MONTHS          PERIOD
                               YEAR ENDED           ENDED           ENDED      YEAR ENDED           ENDED           ENDED
                                MARCH 31,       MARCH 31,       SEPT. 30,       SEPT. 30,       SEPT. 30,       MARCH 31,
                                     1998        1997 (3)            1996            1999        1998 (2)        1998 (4)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD              $18.93          $22.46          $22.02          $17.63          $25.38          $21.77
                               ----------      ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          (0.11)          (0.04)           0.00           (0.39)          (0.18)          (0.08)
  Net realized and
    unrealized gain
    (loss) on investments            8.61           (3.49)           0.44            9.89           (7.57)           3.69
                               ----------      ----------      ----------      ----------      ----------      ----------
TOTAL FROM INVESTMENT
  OPERATIONS                         8.50           (3.53)           0.44            9.50           (7.75)           3.61
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                0.00            0.00            0.00            0.00            0.00            0.00
  Distributions from net
    realized gain                   (2.05)           0.00            0.00           (1.42)           0.00            0.00
  Tax return of capital              0.00            0.00            0.00            0.00            0.00            0.00
                               ----------      ----------      ----------      ----------      ----------      ----------
TOTAL FROM DISTRIBUTIONS            (2.05)           0.00            0.00           (1.42)           0.00            0.00
                               ----------      ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF
  PERIOD                           $25.38          $18.93          $22.46          $25.71          $17.63          $25.38
                               ==========      ==========      ==========      ==========      ==========      ==========
TOTAL RETURN (NOT
  ANNUALIZED)*                     46.02%          (15.72)%         2.00%          57.69%          (30.54)%        16.58%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000s)                 $15,320          $1,905              $0          $1,711          $1,426          $2,495
RATIOS TO AVERAGE NET
  ASSETS (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.92%(5)        1.75%(5)          0.00%           2.10%           2.11%           2.10%
  Ratio of net investment
    income (loss) to
    average net assets              (1.13)%(5)      (0.85)%(5)      0.00%           (1.68)%         (1.56)%         (1.17)%
Portfolio turnover                 291%(6)          69%(6)          10%(6)           249%            110%            291%
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets
  prior to waived fees
  and reimbursed expenses         2.21%(5)        3.55%(5)          0.00%           2.68%           2.71%           2.66%
Ratio of net investment
  income (loss) to
  average net assets
  prior to waived fees
  and reimbursed expenses           (1.42)%(5)      (2.65)%(5)      0.00%           (2.26)%         (2.16)%         (1.73)%
-------------------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   SMALL CAP FUND (1) (CONT.)
                                                                          INSTITUTIONAL CLASS
                                                       --------------------------------------
                                                                     SIX MONTHS
                                                       YEAR ENDED         ENDED    YEAR ENDED
                                                        SEPT. 30,     SEPT. 30,     MARCH 31,
                                                             1999      1998 (2)          1998
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $18.02        $25.77        $19.01
                                                       ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              (0.28)        (0.02)         0.00
  Net realized and unrealized gain (loss) on
    investments                                             10.38         (7.73)         8.84
                                                       ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS                            10.10         (7.75)         8.84
LESS DISTRIBUTIONS:
  Dividends from net investment income                       0.00          0.00         (0.01)
  Distributions from net realized gain                      (1.46)         0.00         (2.07)
  Tax return of capital                                      0.00          0.00          0.00
                                                       ----------    ----------    ----------
TOTAL FROM DISTRIBUTIONS                                    (1.46)         0.00         (2.08)
                                                       ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                             $26.66        $18.02        $25.77
                                                       ==========    ==========    ==========
TOTAL RETURN (NOT ANNUALIZED)*                             59.98%        (30.07)%      47.70%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $22,023       $56,438       $78,856
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                   0.76%         0.76%       0.75%(5)
  Ratio of net investment income (loss) to average
    net assets                                              (0.38)%       (0.21)%     0.01%(5)
Portfolio turnover                                           249%          110%        291%(6)
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                       1.29%         1.21%       1.26%(5)
Ratio of net investment income (loss) to average
  net assets prior to waived fees and reimbursed
  expenses                                                  (0.91)%       (0.66)%       (0.50)%(5)
---------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID BY THE CAPITAL APPRECIATION MASTER PORTFOLIO FROM ITS INCEPTION ON
     FEBRUARY 20, 1996 TO DECEMBER 31, 1996, WERE 137% AND $0.0781,
     RESPECTIVELY. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD
     ONLY.
(8) PERIODS PRIOR TO DECEMBER 31, 1997 HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. (0.69721936 FOR
     CLASS A SHARES AND 0.69679054 FOR CLASS C SHARES).
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                 SMALL CAP FUND (1) (CONT.)                                        STRATEGIC GROWTH FUND (8)
                                INSTITUTIONAL CLASS (CONT.)                                                          CLASS A
                               ----------------------------      -----------------------------------------------------------
                                SIX MONTHS           PERIOD                      NINE MONTHS
                                     ENDED            ENDED      YEAR ENDED            ENDED      YEAR ENDED      YEAR ENDED
                                 MARCH 31,        SEPT. 30,       SEPT. 30,        SEPT. 30,        DEC. 31,        DEC. 31,
                                  1997 (3)             1996            1999         1998 (4)            1997            1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD              $22.45           $22.01           $16.62          $19.96           $26.42          $24.12
                               ----------       ----------       ----------      ----------       ----------      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                           0.02             0.00            (0.26)          (0.14)           (0.07)          (0.04)
  Net realized and
    unrealized gain
    (loss) on investments           (3.46)            0.44             6.56           (3.20)            2.48            2.54
                               ----------       ----------       ----------      ----------       ----------      ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        (3.44)            0.44             6.30           (3.34)            2.41            2.50
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                0.00             0.00             0.00            0.00             0.00            0.00
  Distributions from net
    realized gain                    0.00             0.00             0.00            0.00            (8.87)          (0.20)
  Tax return of capital              0.00             0.00             0.00            0.00             0.00            0.00
                               ----------       ----------       ----------      ----------       ----------      ----------
TOTAL FROM DISTRIBUTIONS             0.00             0.00             0.00            0.00            (8.87)          (0.20)
                               ----------       ----------       ----------      ----------       ----------      ----------
NET ASSET VALUE, END OF
  PERIOD                           $19.01           $22.45           $22.92          $16.62           $19.96          $26.42
                               ==========       ==========       ==========      ==========       ==========      ==========
TOTAL RETURN (NOT
  ANNUALIZED)*                     (15.32)%          2.00%           37.91%          (16.73)%          7.73%          10.32%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000s)                 $29,200          $24,553          $90,700         $94,388         $148,122        $131,226
RATIOS TO AVERAGE NET
  ASSETS (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.75%(5)         1.60%(5)           1.26%           1.27%          1.18%(5)        1.24%(5)
  Ratio of net investment
    income (loss) to
    average net assets            0.16%(5)           (1.15)%(5)       (0.78)%         (0.90)%          (0.96)%(5)      (0.82)%(5)
Portfolio turnover                  69%(6)           10%(6)            302%            339%           256%(6)          10%(7)
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets
  prior to waived fees
  and reimbursed expenses         1.65%(5)         1.63%(5)           1.35%           1.27%          1.18%(5)        1.27%(5)
Ratio of net investment
  income (loss) to
  average net assets
  prior to waived fees
  and reimbursed expenses           (0.74)%(5)       (1.18)%(5)       (0.87)%         (0.90)%          (0.96)%(5)      (0.85)%(5)
----------------------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID BY THE CAPITAL APPRECIATION MASTER PORTFOLIO FROM ITS INCEPTION ON
     FEBRUARY 20, 1996 TO DECEMBER 31, 1996, WERE 137% AND $0.0781,
     RESPECTIVELY. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD
     ONLY.
(8) PERIODS PRIOR TO DECEMBER 31, 1997 HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. (0.69721936 FOR
     CLASS A SHARES AND 0.69679054 FOR CLASS C SHARES).
The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 STRATEGIC GROWTH FUND (1)
                                                                                   (CONT.)
                                                                           CLASS A (CONT.)
                                                                --------------------------
                                                                 YEAR ENDED     YEAR ENDED
                                                                   DEC. 31,       DEC. 31,
                                                                       1995           1994
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $19.06         $18.93
                                                                ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.06)         (0.16)
  Net realized and unrealized gain (loss) on investments              8.12           0.96
                                                                ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS                                      8.06           0.80
LESS DISTRIBUTIONS:
  Dividends from net investment income                                0.00           0.00
  Distributions from net realized gain                               (3.00)         (0.47)
  Tax return of capital                                               0.00          (0.20)
                                                                ----------     ----------
TOTAL FROM DISTRIBUTIONS                                             (3.00)         (0.67)
                                                                ----------     ----------
NET ASSET VALUE, END OF PERIOD                                      $24.12         $19.06
                                                                ==========     ==========
TOTAL RETURN (NOT ANNUALIZED)*                                      42.51%          4.23%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                 $59,016        $26,744
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                            1.28%          1.20%
  Ratio of net investment income (loss) to average net
    assets                                                           (0.76)%        (0.81)%
Portfolio turnover                                                    171%           149%
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                            1.38%          1.55%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                       (0.86)%        (1.16)%
------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) PERIODS PRIOR TO DECEMBER 31, 1997 HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. (0.69721936 FOR
     CLASS A SHARES AND 0.69679054 FOR CLASS C SHARES).
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON
     JULY 1, 1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                Equity Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                         STRATEGIC GROWTH FUND (1) (CONT.)                STRATEGIC GROWTH FUND (1) (CONT.)
                                                                   CLASS B                                      CLASS C (2)
                               -------------------------------------------      -------------------------------------------
                                               NINE MONTHS          PERIOD                      NINE MONTHS
                               YEAR ENDED            ENDED           ENDED      YEAR ENDED            ENDED      YEAR ENDED
                                SEPT. 30,        SEPT. 30,        DEC. 31,       SEPT. 30,        SEPT. 30,        DEC. 31,
                                     1999         1998 (3)        1997 (4)            1999         1998 (3)            1997
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD              $20.15          $24.33           $23.68          $20.14          $24.32           $32.42
                               ----------      ----------       ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          (0.54)          (0.29)           (0.02)          (0.87)          (0.29)           (0.45)
  Net realized and
    unrealized gain
    (loss) on investments            8.00           (3.89)            0.67            8.31           (3.89)            3.17
                               ----------      ----------       ----------      ----------      ----------       ----------
TOTAL FROM INVESTMENT
  OPERATIONS                         7.46           (4.18)            0.65            7.44           (4.18)            2.72
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                0.00            0.00             0.00            0.00            0.00             0.00
  Distributions from net
    realized gain                    0.00            0.00             0.00            0.00            0.00           (10.82)
  Tax return of capital              0.00            0.00             0.00            0.00            0.00             0.00
                               ----------      ----------       ----------      ----------      ----------       ----------
TOTAL FROM DISTRIBUTIONS             0.00            0.00             0.00            0.00            0.00           (10.82)
                               ----------      ----------       ----------      ----------      ----------       ----------
NET ASSET VALUE, END OF
  PERIOD                           $27.61          $20.15           $24.33          $27.58          $20.14           $24.32
                               ==========      ==========       ==========      ==========      ==========       ==========
TOTAL RETURN (NOT
  ANNUALIZED)*                     37.02%          (17.18)%          2.74%          36.94%          (17.19)%          6.98%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000s)                 $20,230         $20,337          $23,562         $12,650         $17,507          $41,608
RATIOS TO AVERAGE NET
  ASSETS (ANNUALIZED):
  Ratio of expenses to
    average net assets              2.00%           1.93%            1.89%           2.00%           1.94%          1.93%(5)
  Ratio of net investment
    income (loss) to
    average net assets              (1.52)%         (1.56)%          (1.63)%         (1.53)%         (1.57)%          (1.70)%(5)
Portfolio turnover                   302%            339%             256%            302%            339%           256%(6)
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
  average net assets
  prior to waived fees
  and reimbursed expenses           2.16%           1.93%            1.89%           2.08%           1.94%          1.94%(5)
Ratio of net investment
  income (loss) to
  average net assets
  prior to waived fees
  and reimbursed expenses           (1.68)%         (1.56)%          (1.63)%         (1.61)%         (1.57)%          (1.71)%(5)
---------------------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) PERIODS PRIOR TO DECEMBER 31, 1997 HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. (0.69721936 FOR
     CLASS A SHARES AND 0.69679054 FOR CLASS C SHARES).
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON
     JULY 1, 1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Equity Funds                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                               STRATEGIC GROWTH FUND (1) (CONT.)
                                                             CLASS C (2) (CONT.)
                                      ------------------------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                        DEC. 31,        DEC. 31,        DEC. 31,
                                            1996            1995            1994
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                  $29.84          $23.74          $23.75
                                      ----------      ----------      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)             (0.11)          (0.23)          (0.34)
  Net realized and unrealized
    gain (loss) on investments              2.93           10.03            1.16
                                      ----------      ----------      ----------
TOTAL FROM INVESTMENT OPERATIONS            2.82            9.80            0.82
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                                  0.00            0.00            0.00
  Distributions from net
    realized gain                          (0.24)          (3.70)          (0.57)
  Tax return of capital                     0.00            0.00           (0.26)
                                      ----------      ----------      ----------
TOTAL FROM DISTRIBUTIONS                   (0.24)          (3.70)          (0.83)
                                      ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD            $32.42          $29.84          $23.74
                                      ==========      ==========      ==========
TOTAL RETURN (NOT ANNUALIZED)*             9.46%          41.54%           3.46%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                               $55,063         $26,326         $15,335
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average
    net assets                           2.00%(3)          2.02%           1.95%
  Ratio of net investment income
    (loss) to average net assets           (1.58)%(3)      (1.49)%         (1.56)%
Portfolio turnover                         10%(4)           171%            149%
--------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to waived fees
  and reimbursed expenses                2.02%(3)          2.09%           2.23%
Ratio of net investment income
  (loss) to average net assets
  prior to waived fees and
  reimbursed expenses                      (1.60)%(3)      (1.56)%         (1.84)%
--------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) PERIODS PRIOR TO DECEMBER 31, 1997 HAVE BEEN RESTATED TO GIVE EFFECT TO THE CONVERSION RATIOS APPLIED IN THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. (0.69721936 FOR
     CLASS A SHARES AND 0.69679054 FOR CLASS C SHARES).
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON
     JULY 1, 1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC.
(3) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(4) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID BY THE CAPITAL APPRECIATION MASTER PORTFOLIO FROM ITS INCEPTION ON
     FEBRUARY 20, 1996 TO DECEMBER 31, 1996, WERE 137% AND $0.0781,
     RESPECTIVELY. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD
     ONLY.
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-one separate series. These financial statements represent the Balanced, Diversified Equity Income, Equity Index, Equity Value, Growth, International Equity, Small Cap and Strategic Growth Funds (each, a "Fund", collectively, the "Funds"), each Fund is a diversified series of the Company.
  Effective at the close of business on December 12, 1997, the Funds of Overland Express, Inc. were consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Also, at the close of business on December 12, 1997, funds structured as "feeder" funds in a "master-feeder" structure were restructured to invest directly in a portfolio of securities, rather than to invest in a portfolio of securities through a "master" portfolio. Effective on September 6, 1996, the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  Prior to December 12, 1997, the Diversified Equity Income, Equity Index, Growth, and Strategic Growth Funds were known as the "Diversified Income", "Corporate Stock", "Growth and Income" and "Aggressive Growth" Funds, respectively.
  Each of the Funds offers Class A and Class B shares. Additionally, the Balanced, Equity Value, Growth and Small Cap Funds offer Institutional
Class shares. The Equity Value, International Equity, Small Cap and Strategic Growth Funds also offer Class C shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  All securities are valued at the close of each business day. Securities for which the primary market is a national or foreign recognized securities or commodities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price on the day of valuation. The market values of securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method, which approximates market value, involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Directors.

FOREIGN CURRENCY TRANSLATION
  The accounting records of the International Equity Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.
  The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  INTERNATIONAL EQUITY FUND -- Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
  FUNDS OTHER THAN INTERNATIONAL EQUITY FUND -- Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Code.

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

FORWARD CONTRACTS
  As of September 30, 1999 the International Equity Fund had entered into three forward foreign currency contract under which it is obligated to exchange currencies at a specific future date. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The following contracts were held by the International Equity Fund for the year ended September 30, 1999:

                                                                                         NET
                                                                                  UNREALIZED
                                                                               APPRECIATION/
DATE                                 CURRENCY          VALUE        PROCEEDS    DEPRECIATION
--------------------------------------------------------------------------------------------
10/04/99               British Pound Sterling    L186,542.64   $  307,869.07    $  (725.77)
10/04/99               British Pound Sterling    L102,285.61   $  168,812.17    $  (397.96)
10/04/99                           Eurodollar  $1,852,784.15   $1,970,528.58    $14,139.97

FUTURES CONTRACTS
  The Equity Index Fund has purchased futures contracts to gain exposure to market changes. This procedure may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 1999, the Equity Index Fund held the following long futures contracts:

                                                                                              NET
                                                                    NOTIONAL           UNREALIZED
                                                 EXPIRATION         CONTRACT        APPRECIATION/
CONTRACTS                           TYPE               DATE            VALUE       (DEPRECIATION)
-------------------------------------------------------------------------------------------------
48                       S & P 500 Index           Dec 1999       15,578,400         $(803,575)

  The Equity Index Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $1,040,000.

SECURITY LOANS
  The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to at least 102% of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the year ended September 30, 1999 were as follows:

FUND                                              SECURITIES    COLLATERAL
--------------------------------------------------------------------------
Diversified Equity Income Fund                   $22,882,469   $23,937,713
Equity Value                                      27,261,617    27,749,224
Growth Fund                                       63,595,070    65,123,883
Small Cap Fund                                     7,644,221     7,948,102
Strategic Growth Fund                             21,445,305    21,878,280

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared and distributed quarterly, with the exception of the International Equity and Small Cap Funds. Dividends to shareholders from net investment income of the International Equity and Small Cap Funds, if any, are declared and distributed annually. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 1999. The following Funds had estimated net capital loss carryforwards:

                                                                           YEAR    CAPITAL LOSS
FUND                                                            DATE    EXPIRES   CARRYFORWARDS
-----------------------------------------------------------------------------------------------
Strategic Growth Fund                              December 31, 1998       2006   $  9,573,821
                                                                           2005      2,470,830
                                                                           2004      3,168,815
Small Cap Fund                                         June 30, 1999       2007      3,949,401

  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states prior to June 30, 1998 are amortized on a straight-line basis over 60 months from the date each Fund commenced operations. Costs incurred after June 30, 1998 are expensed as incurred.

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into a separate advisory contract on behalf of the Funds with WFB. Pursuant to the contract, WFB has agreed to provide the Funds with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

FUND                                               % OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
Balanced Fund                                                         0.60
Diversified Equity Income Fund                                        0.50
Equity Index Fund                                                     0.25
Equity Value Fund                                                     0.50
Growth Fund
  Daily net assets up to $250 million                                 0.50
  Daily net assets between $250 million and
  $500 million                                                        0.40
  Daily net assets in excess of $500 million                          0.30
International Equity Fund                                             1.00
Small Cap Fund                                                        0.60
Strategic Growth                                                      0.50

  Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Funds, with the exception of the Equity Index Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million and 0.15% of each Fund's average daily net assets in excess of $400 million. WCM's minimum annual fee is $120,000 for each Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-advisor to the Equity Index Fund. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of its average daily net assets in excess of $200 million.
  IBT has been retained to act as custodian for the International Equity Fund. For domestic and global custody services, IBT is entitled to a fee based upon security holdings and transaction charges.
  On June 4, 1999, the Company entered into contracts on behalf of each Fund (other than the Equity Index Fund, for which BGI serves as custodian and the International Equity Fund, for which IBT serves as custodian) with Norwest Bank Minnesota, N.A. ("Norwest Bank"), an affiliated party, whereby Norwest

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

Bank is responsible for providing custody services for the Funds. Pursuant to the contracts, Norwest Bank is entitled to a monthly fee for custody services at the annual rate of 0.0167% of the average daily net assets of each Fund and to an additional fixed fee for certain funds. Prior to June 4, 1999, WFB performed the above services for the same fees.
  BGI, a wholly-owned subsidiary of Barclays Global Investors Holdings Inc., acts as custodian to the Equity Index Fund. BGI is not entitled to receive compensation for its custodial services to the Fund so long as BGFA is entitled to receive compensation for providing investment sub-advisory services to it.
  For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. WFB has engaged IBT to perform certain sub-accounting services for the International Equity Fund. For providing such services, IBT is entitled to fees and reimbursement of expenses from WFB, which are payable out of the fees received by WFB for portfolio accounting services.

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

  On June 3, 1999, WFB and Forum Accounting Services ("Forum") entered into an agreement, whereby WFB desires that Forum performs certain fund accounting services for WFB with respect to each Fund and Class thereof. A monthly fee per fund, and a basis point fee of 0.0025% of the average annual daily net assets of each Fund will also be charged. The Company, on behalf of the applicable Fund, reimburses Forum for all out-of-pocket and ancillary expenses reasonably incurred in providing the services described in the Fund Accounting Agreement. On August 2, 1999, Forum began providing services for the Balanced Fund, Diversified Equity Income Fund, Small Cap Fund, Growth Fund, and the Strategic Growth Fund.
  On July 17, 1999, Boston Financial Data Services ("BFDS") replaced WFB as the transfer agent for the Company. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB will continue to provide sub-transfer agency services to the Funds. Prior to July 17, 1999 the Company had entered into a contract on behalf of the Funds with WFB, whereby WFB provided transfer agency services for the Funds. Under the transfer agency contract, WFB was entitled to receive transfer agency fees at an annual rate of 0.14% for Class A, Class B, Class C, and 0.06% for Class I of the average daily net assets of the Funds.
  The transfer agency fees paid on behalf of the Funds for the year ended September 30, 1999 were as follows:

                                                                               INSTITUTIONAL
FUND                                        CLASS A      CLASS B     CLASS C           CLASS    CLASS O
-------------------------------------------------------------------------------------------------------
Balanced Fund                             $ 43,095     $ 16,681         N/A     $   17,729          N/A
Diversified Equity Income Fund             245,839       87,060         N/A            N/A          N/A
Equity Index Fund                          836,727       68,702         N/A            N/A           $0
Equity Value Fund                           63,552      117,497     $ 1,603         81,719          N/A
Growth Fund                                507,663       93,643         N/A          8,676          N/A
International Equity fund                   77,675       19,961         357            N/A          N/A
Small Cap Fund                              23,178       32,493       2,264         25,812          N/A
Strategic Growth Fund                      173,492       40,502      22,699            N/A          N/A

  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Diversified Equity Income Fund and the Class A and Class B shares of the Growth Fund, 0.25% of the average daily net assets of the Equity Index and International Equity Funds

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

and each of the classes of the Balanced, Equity Value, Small Cap and Strategic Growth Funds, and 0.25% of the average daily net assets of the Institutional Class shares of the Growth Fund.
  The shareholder servicing fees paid on behalf of the Funds for the year ended September 30, 1999 were as follows:

                                                                               INSTITUTIONAL
FUND                                        CLASS A      CLASS B     CLASS C           CLASS    CLASS O
-------------------------------------------------------------------------------------------------------
Balanced Fund                           $   75,613     $ 27,885         N/A     $   84,187          N/A
Diversified Equity Income Fund             473,094      177,527         N/A            N/A          N/A
Equity Index Fund                        1,540,651      106,663         N/A            N/A     $      0
Equity Value Fund                          102,196      180,938     $ 2,894        401,923          N/A
Growth Fund                              1,022,063      180,657         N/A         43,874          N/A
International Equity                       160,478            0           0            N/A          N/A
Small Cap Fund                              31,126       38,603       3,665        115,432          N/A
Strategic Growth Fund                      237,157       52,666      38,357            N/A          N/A

  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB acts as sole administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Funds, with the exception of the International Equity Fund from which WFB and Stephens receive 0.06% and 0.04%, respectively. WFB has engaged IBT to perform certain sub-administration services for the International Equity Fund. For providing such services, IBT is entitled to an annual base fee of approximately $42,500 plus a net asset fee at the annual rate of 0.05% of the first $75 million of average daily net assets, 0.025% of the next $50 million, and 0.01% of the average daily net assets in excess of $125 million. Prior to March 25, 1999, the Company had entered into administration agreements on behalf of the Funds whereby WFB serves as administrator and Stephens Inc. ("Stephens") as co-administrator provided the Funds with administrative services. For these services, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  The Company has adopted separate Distribution Plans for Class A, Class B and Class C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plans for the Class A shares of the Diversified Equity Income and Growth Funds provide that each such Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to such shares. The Plans for the Class A shares of the remaining Funds, with the exception of the Equity

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

Index Fund, provide that the Funds may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to their Class A shares.
  Under the Plan for Class B shares of the Funds, each Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.70% of the average daily net assets attributable to the Class B shares of the Diversified Equity Income and Growth Funds, and 0.75% of the average daily net assets attributable to the Class B shares of the Balanced, Equity Index, Equity Value, International Equity, Small Cap and Strategic Growth Funds.
  Under the Plans for the Class C shares of the Equity Value, International Equity, Small Cap and Strategic Growth Funds, each Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.75% of the average daily net assets attributable to its Class C shares.
  Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  The distribution fees paid on behalf of the Funds for the year ended September 30, 1999 were as follows:

FUND                                          CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------
Balanced Fund                                $     0    $ 83,655        N/A
Diversified Equity Income Fund                     0     414,231        N/A
Equity Index Fund                                  0     319,991        N/A
Equity Value Fund                                  0     542,815   $  8,683
Growth Fund                                        0     421,534        N/A
International Equity Fund                     27,460     266,018      2,539
Small Cap Fund                                 8,530     115,809     10,995
Strategic Growth Fund                         50,474     157,998    115,071

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  The registration fees paid on behalf of the Funds for the year ended September 30, 1999 were as follows:

                                                                                INSTITUTIONAL
FUND                                           CLASS A     CLASS B    CLASS C           CLASS    CLASS O
--------------------------------------------------------------------------------------------------------
Balanced Fund                                 $14,790     $21,128        N/A     $   13,068          N/A
Diversified Equity Income Fund                 22,531      23,641        N/A            N/A          N/A
Equity Index Fund                               7,655      12,669        N/A            N/A           $0
Equity Value Fund                              33,242      64,566     $4,709          7,842          N/A
Growth Fund                                    46,444      16,978        N/A          9,019          N/A
Small Cap Fund                                  6,191      16,920      7,415         30,749          N/A
Strategic Growth Fund                           6,917      22,265      9,328            N/A          N/A

  The registration fees paid on behalf of the International Equity Fund are disclosed in the Statement of Operations.

WAIVED FEES AND REIMBURSED EXPENSES
  All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended September 30, 1999, were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1999, Stephens owned 9 shares of the Balanced, 14,859 shares of the Diversified Equity Income, 3 shares of the Equity Index, 12 shares of the Equity Value, 154 shares of the Growth, 6 shares of the International Equity, 8 shares of the Small Cap and 6,046 shares of the Strategic Growth Funds.
  Stephens has retained $3,037,388 as sales charges from the proceeds of Class A shares sold, $2,050,094 from the proceeds of Class B shares redeemed and $99,412 from the proceeds of Class C shares redeemed by the Company for the year ended September 30, 1999. A third party financing agent has retained approximately $837,120 from the proceeds of Class B shares redeemed by the Company for the year ended September 30, 1999. Wells Fargo Securities Inc., a subsidiary of WFB, received $2,324,395 as sales charges from the proceeds of Class A shares sold, $202,625 from the proceeds of Class B shares redeemed and $0 from the proceeds of Class C shares redeemed by the Company for the year ended September 30, 1999.

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

3. INVESTMENT PORTFOLIO TRANSACTIONS
  Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the year ended September 30, 1999, were as follows:

AGGREGATE PURCHASES AND SALES

FUND                                           PURCHASE AT COST   SALES PROCEEDS
--------------------------------------------------------------------------------
Balanced Fund                                    $ 52,311,655      $ 68,469,270
Diversified Equity Income Fund                     70,109,371       135,199,813
Equity Index Fund                                  38,045,618        46,229,505
Equity Value Fund                                 192,989,749       273,772,488
Growth Fund                                       155,109,106       237,960,655
International Equity Fund                          28,125,750        25,249,138
Small Cap Fund                                    177,056,375       225,160,806
Strategic Growth Fund                             384,955,269       443,997,687

4. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1999, each Fund was authorized to issue 500 million shares of $0.001 par value capital stock for each class of shares.

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  Capital share transactions for the Funds were as follows:

                                                                      BALANCED FUND
                      -------------------------------------------------------------
                                  FOR THE           FOR THE SIX             FOR THE
                               YEAR ENDED          MONTHS ENDED          YEAR ENDED
                       SEPTEMBER 30, 1999    SEPTEMBER 30, 1998      MARCH 31, 1998
-----------------------------------------------------------------------------------
SHARES ISSUED AND
  REDEEMED:
  Shares sold --
    Class A                      126,317               136,211              420,213
  Shares issued in
    reinvestment of
    dividends --
    Class A                      344,347                32,525              358,753
  Shares redeemed --
    Class A                     (683,260)             (278,356)            (780,989)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS A                       (212,596)             (109,620)              (2,023)
  Shares sold --
    Class B                      142,613               240,973              709,400
  Shares issued in
    reinvestment of
    dividends --
    Class B                      129,647                 7,017               55,037
  Shares redeemed --
    Class B                     (191,568)              (58,649)             (30,145)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS B                         80,692               189,341              734,292
  Shares sold --
    Institutional
    Class                        344,941               206,009              515,727
  Shares issued in
    reinvestment of
    dividends --
    Institutional
    Class                        394,128                48,235              584,536
  Shares redeemed --
    Institutional
    Class                     (1,239,306)           (1,127,605)          (1,857,018)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  INSTITUTIONAL CLASS           (500,237)             (873,361)            (756,755)

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

                                                     DIVERSIFIED EQUITY INCOME FUND
                      -------------------------------------------------------------
                                  FOR THE           FOR THE SIX             FOR THE
                               YEAR ENDED          MONTHS ENDED          YEAR ENDED
                       SEPTEMBER 30, 1999    SEPTEMBER 30, 1998      MARCH 31, 1998
-----------------------------------------------------------------------------------
SHARES ISSUED AND
  REDEEMED:
  Shares sold --
    Class A                      496,439               485,816            3,839,513
  Shares issued in
    reinvestment of
    dividends --
    Class A                    1,244,407                77,639              593,094
  Shares redeemed --
    Class A                   (3,742,035)           (1,927,115)          (3,291,833)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS A                     (2,001,189)           (1,363,660)           1,140,774
  Shares sold --
    Class B                      106,544               345,133            1,936,277
  Shares issued in
    reinvestment of
    dividends --
    Class B                      462,150                15,221              172,544
  Shares redeemed --
    Class B                   (1,106,230)             (398,481)            (471,375)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS B                       (537,536)              (38,127)           1,637,446

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

                                                                  EQUITY INDEX FUND
                      -------------------------------------------------------------
                                  FOR THE           FOR THE SIX             FOR THE
                               YEAR ENDED          MONTHS ENDED          YEAR ENDED
                       SEPTEMBER 30, 1999    SEPTEMBER 30, 1998      MARCH 31, 1998
-----------------------------------------------------------------------------------
SHARES ISSUED AND
  REDEEMED:
  Shares sold --
    Class A                      891,085               494,311            1,208,808
  Shares issued in
    reinvestment of
    dividends --
    Class A                      436,527                35,262              271,192
  Shares redeemed --
    Class A                   (1,495,986)             (772,265)          (1,447,968)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS A                       (168,374)             (242,692)              32,032
  Shares sold --
    Class B(1)                   634,985               234,359               54,217
  Shares issued in
    reinvestment of
    dividends --
    Class B(1)                    15,222                    24                    0
  Shares redeemed --
    Class B(1)                   (63,325)              (19,407)                 (92)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS B(1)                     586,882               214,976               54,125
  Shares sold --
    Class O(2)                         3                   N/A                  N/A
  Shares issued in
    reinvestment of
    dividends --
    Class O(2)                         0                   N/A                  N/A
  Shares redeemed --
    Class O(2)                         0                   N/A                  N/A
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS O(2)                           3                   N/A                  N/A

(1) THE CLASS B SHARES COMMENCED OPERATIONS ON FEBRUARY 17, 1998.
(2) THE CLASS O SHARES COMMENCED OPERATIONS ON FEBRUARY 1, 1999.

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

                                                                  EQUITY VALUE FUND
                      -------------------------------------------------------------
                                  FOR THE           FOR THE SIX             FOR THE
                               YEAR ENDED          MONTHS ENDED          YEAR ENDED
                       SEPTEMBER 30, 1999    SEPTEMBER 30, 1998      MARCH 31, 1998
-----------------------------------------------------------------------------------
SHARES ISSUED AND
  REDEEMED:
  Shares sold --
    Class A                      189,690               463,645            1,745,819
  Shares issued in
    reinvestment of
    dividends --
    Class A                      252,766                11,979              268,337
  Shares redeemed --
    Class A                   (1,139,567)             (436,216)            (569,633)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS A                       (697,111)               39,408            1,444,523
  Shares sold --
    Class B                      411,338             1,570,146            4,530,419
  Shares issued in
    reinvestment of
    dividends --
    Class B                      503,665                 5,398              315,926
  Shares redeemed --
    Class B                   (1,904,338)             (450,579)            (188,855)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS B                       (989,335)            1,124,965            4,657,490
  Shares sold --
    Class C(1)                    38,141               107,237                  N/A
  Shares issued in
    reinvestment of
    dividends --
    Class C(1)                     7,730                     9                  N/A
  Shares redeemed --
    Class C(1)                   (72,519)               (5,862)                 N/A
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS C(1)                     (26,648)              101,384                  N/A
  Shares sold --
    Institutional
    Class                        818,239               563,560            1,371,556
  Shares issued in
    reinvestment of
    dividends --
    Institutional
    Class                        844,162                28,899            1,303,132
  Shares redeemed --
    Institutional
    Class                     (4,180,892)           (2,016,105)          (3,471,865)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  INSTITUTIONAL CLASS         (2,518,491)           (1,423,646)            (797,177)

(1) THE CLASS C SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

                                                                        GROWTH FUND
                      -------------------------------------------------------------
                                  FOR THE           FOR THE SIX             FOR THE
                               YEAR ENDED          MONTHS ENDED          YEAR ENDED
                       SEPTEMBER 30, 1999    SEPTEMBER 30, 1998      MARCH 31, 1998
-----------------------------------------------------------------------------------
SHARES ISSUED AND
  REDEEMED:
  Shares sold --
    Class A                    1,073,917               611,479            4,014,428
  Shares issued in
    reinvestment of
    dividends --
    Class A                    2,283,029                40,424            2,345,049
  Shares redeemed --
    Class A                   (4,470,969)           (2,282,051)          (4,584,881)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS A                     (1,114,023)           (1,630,148)           1,774,596
  Shares sold --
    Class B                      617,603               307,172            1,647,233
  Shares issued in
    reinvestment of
    dividends --
    Class B                      520,123                    24              428,282
  Shares redeemed --
    Class B                     (712,314)             (320,594)            (392,158)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS B                        425,412               (13,398)           1,683,357
  Shares sold --
    Institutional
    Class                        160,901                30,917              166,286
  Shares issued in
    reinvestment of
    dividends --
    Institutional
    Class                         56,609                 1,096               80,772
  Shares redeemed --
    Institutional
    Class                       (158,939)             (135,901)            (420,946)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  INSTITUTIONAL CLASS             58,571              (103,888)            (173,888)

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

                                                            INTERNATIONAL EQUITY FUND
                      ---------------------------------------------------------------
                                                                  FROM SEPT. 24, 1997
                                  FOR THE           FOR THE SIX      (COMMENCEMENT OF
                               YEAR ENDED          MONTHS ENDED        OPERATIONS) TO
                       SEPTEMBER 30, 1999    SEPTEMBER 30, 1998        MARCH 31, 1998
-------------------------------------------------------------------------------------
SHARES ISSUED AND
  REDEEMED:
  Shares sold --
    Class A                    1,079,764               444,360             2,572,693
  Shares issued in
    reinvestment of
    dividends --
    Class A                            0                     0                   257
  Shares redeemed --
    Class A                     (811,023)             (319,683)             (149,719)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS A                        268,741               124,677             2,423,231
  Shares sold --
    Class B                      386,395               438,879             3,186,964
  Shares issued in
    reinvestment of
    dividends --
    Class B                            0                     0                     0
  Shares redeemed --
    Class B                     (594,655)             (203,894)             (189,888)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS B                       (208,260)              234,985             2,997,076
  Shares sold --
    Class C(1)                    40,508                33,350                   N/A
  Shares issued in
    reinvestment of
    dividends --
    Class C(1)                         0                     0                   N/A
  Shares redeemed --
    Class C(1)                   (18,733)               (1,451)                  N/A
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS C(1)                      21,775                31,899                   N/A

(1) THE CLASS C SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

                                                                       SMALL CAP FUND
                      ---------------------------------------------------------------
                                  FOR THE           FOR THE SIX               FOR THE
                               YEAR ENDED          MONTHS ENDED            YEAR ENDED
                       SEPTEMBER 30, 1999    SEPTEMBER 30, 1998    MARCH 31, 1998 (1)
-------------------------------------------------------------------------------------
SHARES ISSUED AND
  REDEEMED:
  Shares sold --
    Class A                    1,056,895               136,456               634,259
  Shares issued in
    reinvestment of
    dividends --
    Class A                       45,871                     8                34,764
  Shares redeemed --
    Class A                   (1,077,599)             (135,740)             (223,310)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS A                         25,167                   724               445,713
  Shares sold --
    Class B                      141,608               201,571               538,236
  Shares issued in
    reinvestment of
    dividends --
    Class B                       60,003                     0                33,568
  Shares redeemed --
    Class B                     (215,165)              (63,939)              (68,877)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS B                        (13,554)              137,632               502,927
  Shares sold --
    Class C(2)                    14,378                15,556               103,665
  Shares issued in
    reinvestment of
    dividends --
    Class C(2)                     3,349                     0                   393
  Shares redeemed --
    Class C(2)                   (32,061)              (32,995)               (5,746)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS C(2)                     (14,334)              (17,439)               98,312
  Shares sold --
    Institutional
    Class                      1,043,798               957,486             2,243,301
  Shares issued in
    reinvestment of
    dividends --
    Institutional
    Class                        260,262                     0               183,755
  Shares redeemed --
    Institutional
    Class                     (3,609,504)             (886,274)             (902,272)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  INSTITUTIONAL CLASS         (2,305,444)               71,212             1,524,784

(1) "SHARES SOLD" INCLUDES 137,123 FOR CLASS A SHARES AND 99,909 FOR CLASS C SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND SMALL CAP STRATEGY FUND.
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

NOTES TO FINANCIAL STATEMENTS                                       Equity Funds
------------------------------------------------------------------------

                                                               STRATEGIC GROWTH FUND
                      --------------------------------------------------------------
                                  FOR THE          FOR THE NINE              FOR THE
                               YEAR ENDED          MONTHS ENDED           YEAR ENDED
                       SEPTEMBER 30, 1999    SEPTEMBER 30, 1998    DEC. 31, 1997 (1)
------------------------------------------------------------------------------------
SHARES ISSUED AND
  REDEEMED:
  Shares sold --
    Class A                    9,253,633             5,216,652            9,450,816
  Shares issued in
    reinvestment of
    dividends --
    Class A                            0                     0            1,180,296
  Shares redeemed --
    Class A                  (10,977,267)           (6,958,044)          (8,176,548)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS A                     (1,723,634)           (1,741,392)           2,454,564
  Shares sold --
    Class B                      153,746               263,347              986,522
  Shares issued in
    reinvestment of
    dividends --
    Class B                            0                     0                    0
  Shares redeemed --
    Class B                     (430,104)             (222,796)             (18,018)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS B                       (276,358)               40,551              968,504
  Shares sold --
    Class C                      109,825             1,028,552            7,044,117
  Shares issued in
    reinvestment of
    dividends --
    Class C                            0                     0              249,166
  Shares redeemed --
    Class C                     (520,617)           (1,869,893)          (7,280,888)
NET INCREASE
  (DECREASE) IN
  SHARES
  OUTSTANDING --
  CLASS C                       (410,792)             (841,341)              12,395

(1) "SHARES SOLD" INCLUDES 2,038,293 FOR CLASS A SHARES AND 964,883 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND STRATEGIC GROWTH FUND.

5. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Company with the

Equity Funds                                       NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

Norwest Advantage Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company presented the reorganization to Company's shareholders and gained approval at a special shareholders' meeting in August, 1999. At the close of business November 5, 1999, the Stagecoach Balanced and Stagecoach Asset Allocation Funds were reorganized into the Wells Fargo Asset Allocation Fund. The Stagecoach Diversified Equity Income Fund and Norwest Advantage Income Equity Funds were reorganized into the Wells Fargo Equity Income Fund. The Stagecoach Equity Index Fund was reorganized to form the Wells Fargo Equity Index Fund. The Stagecoach Equity Value Fund was reorganized into the Wells Fargo Equity Value Fund. The Stagecoach Growth Fund and Norwest Advantage ValuGrowth Stock Funds were reorganized into the Wells Fargo Growth Fund. The Stagecoach International Equity Fund was reorganized into the Wells Fargo International Equity Fund. The Stagecoach Small Cap Fund, Stagecoach Strategic Growth Fund and Norwest Advantage Small Company Stock Funds were reorganized into the Wells Fargo Small Cap Growth Fund. These financial statements are applicable to the Wells Fargo Funds having former Stagecoach Funds as accounting survivors. Please see your Wells Fargo Funds prospectus for details about your Fund.

INDEPENDENT AUDITORS' REPORT                                        Equity Funds
------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
Stagecoach Funds, Inc.:

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Balanced Fund, Diversified Equity Income Fund, Equity Index Fund, Equity Value Fund, Growth Fund, International Equity Fund, Small Cap Fund and Strategic Growth Fund (eight of the funds comprising Stagecoach Funds, Inc.) as of September 30, 1999, and the related statements of operations for the year ended September 30, 1999, the statements of changes in net assets for the year ended September 30, 1999, the six months ended September 30, 1998, and the year ended March 31, 1998 (for all funds except the International Equity Fund, which is for the year ended September 30, 1999, the six months ended September 30, 1998, and the period from September 24, 1997 (commencement of operations) to March 31, 1998, and the Strategic Growth Fund, which is for the year ended September 30, 1999, the nine months ended September 30, 1998 and the year ended December 31, 1997), and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Balanced Fund and Equity Value Fund, all years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995 were audited by other auditors whose reports dated November 15, 1995, and November 22, 1994, expressed unqualified opinions on this information.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of September 30, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

[KPMG LLP SIGNATURE]

San Francisco, California
November 8, 1999

                                                          NOTICE TO SHAREHOLDERS
------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS (UNAUDITED)

For the tax period from January 1, 1999 through September 30, 1999, the remaining funds reflected in this annual report have tax year-ends other than September 30, 1999. Each fund of the specified funds below has designated long term capital gains and exempt income with regard to distributions paid during the year as follows:

                                       (A)                 (B)
                                LONG TERM CAPITAL    ORDINARY INCOME           (C)              (D)
                               GAINS DISTRIBUTIONS    DISTRIBUTIONS    TOTAL DISTRIBUTIONS   QUALIFYING
FUND                               (TAX BASIS)         (TAX BASIS)         (TAX BASIS)       DIVIDENDS
-------------------------------------------------------------------------------------------------------
Equity Index Fund                       0%                 100%                100%              88%
Equity Value Fund                       0%                 100%                100%              93%
International Equity Fund               0%                 100%                100%               0%

 * ITEMS IN COLUMNS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE FUND'S TOTAL DISTRIBUTION.
 ** ITEMS IN COLUMN (D) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME
    DISTRIBUTION OF THE PORTFOLIO.
*** IN ITEM (D), QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE
    CORPORATE DIVIDENDS RECEIVED DEDUCTION.

  The information above is for the funds' tax period January 1, 1999 through September 30, 1999 as required by federal laws. Shareholders must report distributions on a calendar year basis for income tax purposes which may include distributions for portions of two tax periods of the fund. The information needed by shareholders for income tax purposes will be sent to them in early 2000. Please consult your tax advisor for proper treatment of this information.

SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS (UNAUDITED)
------------------------------------------------------------------------

SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS (UNAUDITED)

The required majority of shareholders of each Fund voted to approve the reorganization of their Fund into a Fund of the Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Fund family and the Norwest Advantage Fund family after the merger of Wells Fargo & Company and Norwest Corporation in November, 1998. Under the reorganization, each of the Equity Funds listed below will transfer all of its assets and liabilities to a corresponding Wells Fargo Funds Trust Fund.

FUND                                            FOR     AGAINST     ABSTAIN
---------------------------------------------------------------------------
Balanced Fund                             3,771,256     119,333     119,856
Diversified Equity Income Fund            7,635,316      73,232     180,697
Equity Index Fund                         4,322,461     244,392     306,609
Equity Value Fund                        12,153,491     115,245     311,458
Growth Fund                              10,879,359     285,944     688,271
International Equity Fund                 2,840,421      61,462     166,012
Small Cap Fund                            1,072,210      17,271      47,607
Strategic Growth Fund                     3,108,216      61,808     123,116

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180

                                                           LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                           --    Association of Bay Area Governments
ADR                            --    American Depository Receipts
AMBAC                          --    American Municipal Bond Assurance Corporation
AMT                            --    Alternative Minimum Tax
ARM                            --    Adjustable Rate Mortgages
BART                           --    Bay Area Rapid Transit
CDA                            --    Community Development Authority
CDSC                           --    Contingent Deferred Sales Charge
CGIC                           --    Capital Guaranty Insurance Company
CGY                            --    Capital Guaranty Corporation
CMT                            --    Constant Maturity Treasury
COFI                           --    Cost of Funds Index
CONNIE LEE                     --    Connie Lee Insurance Company
COP                            --    Certificate of Participation
CP                             --    Commercial Paper
CTF                            --    Common Trust Fund
DW&P                           --    Department of Water & Power
DWR                            --    Department of Water Resources
EDFA                           --    Education Finance Authority
FGIC                           --    Financial Guaranty Insurance Corporation
FHA                            --    Federal Housing Authority
FHLB                           --    Federal Home Loan Bank
FHLMC                          --    Federal Home Loan Mortgage Corporation
FNMA                           --    Federal National Mortgage Association
FRN                            --    Floating Rate Notes
FSA                            --    Financial Security Assurance, Inc
GNMA                           --    Government National Mortgage Association
GO                             --    General Obligation
HFA                            --    Housing Finance Authority
HFFA                           --    Health Facilities Financing Authority
IDA                            --    Industrial Development Authority
LIBOR                          --    London Interbank Offered Rate
LLC                            --    Limited Liability Corporation
LOC                            --    Letter of Credit
LP                             --    Limited Partnership
MBIA                           --    Municipal Bond Insurance Association
MFHR                           --    Multi-Family Housing Revenue
MUD                            --    Municipal Utility District
MTN                            --    Medium Term Note
PCFA                           --    Pollution Control Finance Authority
PCR                            --    Pollution Control Revenue
PFA                            --    Public Finance Authority
PLC                            --    Private Placement
PSFG                           --    Public School Fund Guaranty
RAW                            --    Revenue Anticipation Warrants
RDA                            --    Redevelopment Authority
RDFA                           --    Redevelopment Finance Authority
R&D                            --    Research & Development
SFMR                           --    Single Family Mortgage Revenue
TBA                            --    To Be Announced
TRAN                           --    Tax Revenue Anticipation Notes
USD                            --    Unified School District
V/R                            --    Variable Rate
WEBS                           --    World Equity Benchmark Shares

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182

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/ or certain other services for the Stagecoach Funds. Wells
  Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

  -C- Stagecoach Funds

 STAGECOACH FUNDS-Registered Trademark-
 P.O. Box 7066
 San Francisco, CA 94120-7066

 DATED MATERIAL
 PLEASE EXPEDITE

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